As filed with the Securities and Exchange            Registration No.  33-57244
Commission on April 24, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------
                         POST-EFFECTIVE AMENDMENT NO. 13

                                       TO

                                    FORM S-6
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
--------------------------------------------------------------------------------
                         Select(*)Life Variable Account
                           (Exact Name of Registrant)

                        ReliaStar Life Insurance Company
                            20 Washington Avenue So.
                              Minneapolis, MN 55401
          (Name and Address of Principal Executive Office of Depositor)
--------------------------------------------------------------------------------
                            J. Neil McMurdie, Counsel
                        ReliaStar Life Insurance Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06l56
                (Name and Complete Address of Agent for Service)

                      cc: Kimberly J. Smith, Chief Counsel
                       ING Americas, Retail Products Group
              1475 Dunwoody Drive, West Chester, Pennsylvania 19380
--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
      --------
         X        on May 1, 2002 pursuant to paragraph (b) of Rule 485
      --------

--------------------------------------------------------------------------------
            Approximate Date of Proposed Public Offering: Continuous.

   Indefinite number of units of interest in variable life insurance contracts
--------------------------------------------------------------------------------
                     (Title of Securities Being Registered)

 An indefinite amount of the securities being offered by the Registrant has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for Registrant for the fiscal year ending December 31, 2001 was filed March 21, 2002.

                         SELECT(*)LIFE VARIABLE ACCOUNT

                              Cross Reference Sheet
                         (Reconciliation and Tie Sheet)

Item No. of
Form N-8B-2      Heading in the Prospectus
-----------      -------------------------

1                Cover Page

2                Cover Page

3                Not Applicable

4                Distribution of the Policies

5                ReliaStar Life Insurance Company and the Variable Account

6                The Variable Account

7                Not Applicable

8                Not Applicable

9                Not Applicable

10               Summary; Death Benefit; Payment and Allocation of Premiums;
                 Death Benefit Guarantee; Accumulation Value; Policy Lapse and Reinstatement; Surrender Benefits; Additional Information on the Investments of the Variable Account; Transfers; Policy Loans; Free Look and Conversion Rights; Voting Rights; General Provisions; Appendix A; Appendix B

11               Deductions and Charges; Investments of the Variable Account

12               Additional Information on the Investments of the Variable
                 Account

13               Deductions and Charges

14               The Policies; General Provisions; Distribution of the Policies

15 Payment and Allocation of Premiums; Additional Information on the Investments of the Variable Account

16               Payment and Allocation of Premiums; Surrender Benefits;
                 Additional Information on the Investments of the Variable
                 Account

17 Surrender Benefits; Policy Loans; Free Look and Conversion Rights; General Provisions

18 The Variable Account; Additional Information on the Investments of the Variable Account; Payment and Allocation of Premiums

19               Voting Rights; General Provisions

20               Not Applicable

21               Policy Loans

Item No. of
Form N-8B-2      Heading in the Prospectus
-----------      -------------------------


22               Not Applicable

23               Bonding Arrangements

24               Definitions; General Provisions

25               ReliaStar Life Insurance Company

26               Not Applicable

27               ReliaStar Life Insurance Company; Other Contracts Issued by Us

28               Management

29               ReliaStar Life Insurance Company

30               Not Applicable

31               Not Applicable

32               Not Applicable

33               Not Applicable

34               Not Applicable

35               Not Applicable

36               Not Applicable

37               Not Applicable

38               Distribution of the Policies

39               Distribution of the Policies

40               Distribution of the Policies

41               Distribution of the Policies

42               Management

43               Not Applicable

44 Additional Information on the Investments of the Variable Account; Payment and Allocation of Premiums; Deductions and Charges

45               Not Applicable

46 Additional Information on the Investments of the Variable Account; Deductions and Charges

47               Additional Information on the Investments of the Variable
                 Account

48               ReliaStar Life Insurance Company; State Regulation

49               Not Applicable

50               The Variable Account

Item No. of
Form N-8B-2      Heading in the Prospectus
-----------      -------------------------



51 Cover Page; The Policies; Death Benefit; Payment and Allocation of Premiums; Deductions and Charges; Policy Lapse and Reinstatement; General Provisions; Free Look and Conversion Rights

52               Additional Information on the Investments of the Variable
                 Account

53               Federal Tax Matters

54               Not Applicable

55               Not Applicable

56               Not Applicable

57               Not Applicable

58               Not Applicable

59               Financial Statements

                              [ING RELIASTAR LOGO]

                        ReliaStar Life Insurance Company
                     -------------------------------------

                                SELECT(*)LIFE II
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                   ISSUED BY
                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                                       OF
                        RELIASTAR LIFE INSURANCE COMPANY

     ReliaStar Life Insurance Company is offering the flexible premium variable life insurance Policy (Select(*)Life II) described in this prospectus. ReliaStar designed the Policy to provide (1) a death benefit payable if the insured person dies before Age 95 and (2) maximum flexibility regarding premium payments and death benefits. Subject to certain restrictions, Policy owners may:

     - Vary the frequency and amount of premium payments;

     - Increase or decrease the level of death benefits payable under the Policy; and

     - Allocate premiums to:

          -- the Fixed Account, an account that provides a minimum specified rate of interest; and

          -- Sub-Accounts of ReliaStar Select(*)Life Variable Account, the
             Variable Account through which you may invest in certain portfolios of the following Funds:

AIM Variable Insurance Funds
The Alger American Fund
Fidelity Variable Insurance Products Fund
The GCG Trust

ING Variable Products Trust*

Janus Aspen Series
Neuberger Berman Advisers Management Trust
OCC Accumulation Trust
Putnam Variable Trust


*Effective May 1, 2002 this Fund changed its name to the name listed above. See
 "Investment Funds" on page 13 for a complete list of former and current Fund names.



     If you allocate net premiums to Sub-Accounts of the Variable Account, the amount of the Policy's death benefit may, and the total value attributed to a Policy will, vary to reflect the investment performance of the Sub-Accounts you select.



     The Policy's primary purpose is to provide insurance protection for the beneficiary. ReliaStar does not claim that investing in the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund. Please note that replacing your existing coverage with the Policy might not be to your advantage. Your existing policy(ies) may be subject to fees or penalties upon surrender or cancellation.


     Generally, the Policy will remain in force as long as the Cash Surrender Value (that is, the amount that ReliaStar would pay if you surrender the Policy) is sufficient to pay certain monthly charges. However, under certain circumstances the Policy provides a death benefit guarantee that allows the Policy to remain in force without regard to the Cash Surrender Value. See "Death Benefit Guarantee."

     Interests in the Policies and shares of the Funds are not deposits or obligations of or guaranteed by a bank, and are not federally insured by the Federal Deposit Insurance Corporation or any other government agency.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. CALL 1-877-886-5050 TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE FUNDS. A CURRENT PROSPECTUS FOR EACH OF THE FUNDS MUST ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.


     THE DATE OF THIS PROSPECTUS IS MAY 1, 2002.



ISSUED BY:                 ReliaStar Life Insurance Company     UNDERWRITTEN BY:    ING America Equities, Inc.
                           20 Washington Avenue South,                              1290 Broadway
                           Minneapolis, MN 55401                                    Denver, CO 80203-5699
                           (612) 372-5507                                           (303) 860-2000
THROUGH ITS:               ReliaStar Select(*)Life Variable
                           Account
ADMINISTERED BY:           Customer Service Center
                           P.O. Box 5011
                           2000 21st Avenue, NW
                           Minot, ND 58703
                           1-877-886-5050
                           WWW.SERVICECENTER@RELIASTAR.COM



     STATE VARIATIONS ARE COVERED IN A SPECIAL POLICY FORM USED IN THAT STATE. THIS PROSPECTUS PROVIDES A GENERAL DESCRIPTION OF THE POLICY. YOUR ACTUAL POLICY AND ANY RIDERS OR ENDORSEMENTS ARE THE CONTROLLING DOCUMENTS.


     THE POLICY MAY NOT BE AVAILABLE IN ALL JURISDICTIONS. THIS PROSPECTUS CONSTITUTES AN OFFERING OR SOLICITATION ONLY IN THOSE JURISDICTIONS WHERE SUCH OFFERING OR SOLICITATION MAY LAWFULLY BE MADE.

     RELIASTAR HAS NOT AUTHORIZED ANY PERSON TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS REGARDING THE POLICY OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE ACCOMPANYING FUND PROSPECTUSES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS.


     WE AND OUR AFFILIATES OFFER OTHER INSURANCE PRODUCTS WHICH MAY HAVE DIFFERENT FEES AND CHARGES AND MAY BETTER MATCH YOUR NEEDS. CONTACT YOUR AGENT/REGISTERED REPRESENTATIVE IF YOU WOULD LIKE INFORMATION ABOUT THESE OTHER PRODUCTS.

DEFINITIONS.................................................      4
PART 1. SUMMARY.............................................      7
PART 2. DETAILED INFORMATION................................     23
  Reliastar Life Insurance Company..........................     23
  The Policies..............................................     23
  The Variable Account......................................     29
  Death Benefit.............................................     31
  Requested Changes in Face Amount..........................     32
  Insurance Protection......................................     33
  Changing the Death Benefit Option.........................     34
  Accelerated Benefit Rider.................................     34
  Payment and Allocation of Premiums........................     35
  Death Benefit Guarantee...................................     38
  Accumulation Value........................................     39
  Illustration of Policy Benefits...........................     40
  Specialized Uses of the Policy............................     40
  Policy Lapse and Reinstatement............................     40
  Surrender Benefits........................................     41
  Transfers.................................................     42
  Policy Loans..............................................     45
  Free Look and Conversion Rights...........................     47
  Additional Information on the Investments of the Variable
     Account................................................     48
  Voting Rights.............................................     50
  Paid-Up Life Insurance....................................     51
  General Provisions........................................     51
  Federal Tax Matters.......................................     55
  Distribution of the Policies..............................     59
  Management................................................     61
  State Regulation..........................................     62
  Legal Proceedings.........................................     62
  Bonding Arrangements......................................     63
  Legal Matters.............................................     63
  Experts...................................................     63
  Registration Statement Contains Further Information.......     63
  Financial Statements......................................     63
  Appendices................................................    A-1

DEFINITIONS

ACCUMULATION VALUE. The total value attributable to a specific Policy, which equals the sum of the Variable Accumulation Value (the total of the values in each Sub-Account of the Variable Account) and the Fixed Accumulation Value (the value in the Fixed Account). See "Accumulation Value" and Appendix.

AGE. The Insured's age at the last birthday determined as of the beginning of each Policy Year.

CASH SURRENDER VALUE. The Accumulation Value less any Surrender Charge, Loan
     Amount and unpaid Monthly Deductions.

CASH VALUE. The Accumulation Value less any Surrender Charge.

CODE. Internal Revenue Code of 1986, as amended.

CORRIDOR PERCENTAGE OF ACCUMULATION VALUE. The product of the applicable corridor percentage as shown in the Corridor Percentage Table and the Accumulation Value on the Valuation Date. See "Death Benefit."

CUMULATIVE PREMIUMS. The total of all premium payments received since the issue of the Policy before the deduction of the Premium Expense Charge.

DEATH BENEFIT. The amount determined under the applicable Death Benefit Option.
     The proceeds payable to the beneficiary of the Policy upon the death of the Insured will be reduced by any Loan Amount and any unpaid Monthly Deductions. See "Death Benefit."

DEATH BENEFIT GUARANTEE. A feature guaranteeing that the Policy will not lapse during the Death Benefit Guarantee period specified in your Policy if, on each Monthly Anniversary, the total premiums paid on the Policy, less any partial withdrawals and any Loan Amount, equals or exceeds the total required Minimum Monthly Premium payments specified in your Policy. See "Death Benefit Guarantee."

DEATH BENEFIT OPTION. One of two death benefit options available under the Policy (the Level Amount Option and the Variable Amount Option). See "Death Benefit -- Death Benefit Options."

FACE AMOUNT. The minimum Death Benefit under the Policy until Age 95 as long as the Policy remains in force. See "Death Benefit."

FIXED ACCOUNT. ReliaStar Life Insurance Company's assets other than those allocated to the Variable Account or any other separate account. See Appendix.

FIXED ACCUMULATION VALUE. The value attributable to a specific Policy based on amounts in the Fixed Account. Unlike the Variable Accumulation Value, the Fixed Accumulation Value will not reflect the investment performance of the Funds. See "Accumulation Value" and Appendix.

FUNDS. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests. See "Summary -- The Funds" and "The Variable Account -- Investments of the Variable Account."

INSURED. The person upon whose life we issue the Policy.

ISSUE DATE. The date insurance coverage under a Policy begins.

LOAN AMOUNT. The sum of all unpaid Policy loans including unpaid interest due thereon. See "Policy Loans."

MINIMUM FACE AMOUNT. The minimum Face Amount shown in the Policy.

MINIMUM MONTHLY PREMIUM. A monthly premium amount that we determine when we issue the Policy. Your Policy will specify this amount. See "Death Benefit Guarantee."

MONTHLY ANNIVERSARY. The same date in each succeeding month as the Policy Date.
     If the Monthly Anniversary falls on a date other than a Valuation Date, then the Monthly Anniversary will be the next Valuation Date. The first Monthly Anniversary is on the Policy Date.

MONTHLY DEDUCTION. A monthly charge that we deduct from the Accumulation Value of the Policy. See "Deductions and Charges -- Monthly Deduction."

NET PREMIUM. The premium you pay less a Premium Expense Charge.

PLANNED PERIODIC PREMIUM. The scheduled premium you select of a level amount at a fixed interval. The Policy will show the initial Planned Periodic Premium you select. See "Payment and Allocation of Premiums -- Planned Periodic Premiums."


POLICY(IES). The flexible premium variable life insurance policy described in this prospectus.


POLICY ANNIVERSARY. The same date in each succeeding year as the Policy Date. If the Policy Anniversary falls on a date other than a Valuation Date, the Policy Anniversary will be the next Valuation Date.

POLICY DATE. The date shown on your Policy that ReliaStar uses to determine
     Policy Years, Policy Months, Monthly Anniversaries and Policy
     Anniversaries.

POLICY MONTH. A one-month period beginning on a Monthly Anniversary.

POLICY YEAR. A 12-month period beginning on a Policy Anniversary.

PREMIUM EXPENSE CHARGE. An amount ReliaStar deducts from each premium payment, resulting in the Net Premium. See "Deductions and Charges -- Premium Expense Charge."

RATE CLASS. A group of Insureds we determine based on our expectation that they will have similar mortality experience.

SALES CHARGE REFUND. An amount we designate as a Sales Charge Refund may exist during the first two Policy Years or during any 24-month period following a requested increase in Face Amount. See "Sales Charge Refund."

SEC. Securities and Exchange Commission.

SUB-ACCOUNT. A sub-division of the Variable Account that invests exclusively in the shares of a specified Fund.

SURRENDER CHARGE. A charge imposed upon the early total surrender or lapse of the Policy. See "Deductions and Charges -- Surrender Charge."

SURRENDER CHARGE GUIDELINE. An amount used in calculating the Sales Charge
     Refunds (see "Sales Charge Refund") and in calculating the sales charge on requested increases in Face Amount (see "Deductions and Charges -- Surrender Charge -- Contingent Deferred Sales Charge Calculation" and Appendix.

UNIT VALUE. The unit measure by which we determine the value of the Policy's interest in each Sub-Account. See Appendix.


VALUATION DATE. Each day the New York Stock Exchange is open for business except for days that a Sub-Account's corresponding Fund does not value its shares. See Appendix.


VALUATION PERIOD. The period beginning at the close of business on a Valuation
     Date (normally at 4.00 p.m., Eastern Time) and ending at the close of business on the next Valuation Date (normally at 4.00 p.m., Eastern Time). See Appendix.

VARIABLE ACCOUNT. ReliaStar Select(*)Life Variable Account, a separate investment account we established to receive and invest Net Premiums paid under the Policy and other variable life insurance policies that we issue. See "The Variable Account."

VARIABLE ACCUMULATION VALUE. The value attributable to a specific Policy based upon amounts in the Variable Account. See "Accumulation Value" and Appendix.

WE, US, OUR, THE COMPANY, RELIASTAR. ReliaStar Life Insurance Company.

WRITTEN REQUEST. A request in writing that is received by us in good order at the Home Office or our Customer Service Center. Generally, a request is considered to be in "good order" if it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

YOU, YOUR. The Policy owner as designated in the application for the Policy or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy owner. A collateral assignee is not the Policy owner.

PART 1. SUMMARY

     This is a brief summary of the Policy's features. Please read the entire prospectus and the Policy for more detailed information.

THE POLICY

     Your Policy provides life insurance protection on the Insured. The Policy includes the basic Policy, applications and riders or endorsements. As long as the Policy remains in force, we pay a Death Benefit at the death of the Insured. While your Policy is in force, you may access a portion of your Cash Surrender Value by taking loans or partial withdrawals.

     Under current Federal tax law, as long as the Policy qualifies as life insurance, Accumulation Value increases will be subject to the same Federal income tax treatment as traditional life insurance cash values. Therefore, any increases should accumulate on a tax deferred basis until you request a distribution. See "Federal Tax Matters -- Tax Status of the Policy." The following chart outlines the various features, charges and expenses of the Policies. Additional detailed information pertaining to charges and expenses is contained in this Summary and in "Deductions and Charges."

                           HOW SELECT(*)LIFE II WORKS
                                PREMIUM PAYMENTS
                                     MINUS
                            PREMIUM EXPENSE CHARGES
                                  INVESTED IN


          Sub-Accounts of the Variable
                    Account                  Fixed Account


                                      PLUS
                               INVESTMENT RETURN
                             (Net of Fund Expenses)
                                     MINUS




- Monthly Administrative     MONTHLY DEDUCTIONS     - Mortality and Expense
  Charge                           MINUS              Risk Charge
                            PARTIAL WITHDRAWALS
- Cost of Insurance                EQUALS           - Optional Benefit Charges
                             ACCUMULATION VALUE
                          PROVIDES LIVING BENEFITS
                             AND DEATH BENEFITS
    LIVING BENEFITS                                       DEATH BENEFITS
   ACCUMULATION VALUE                                   ACCUMULATION VALUE
         MINUS                                                 PLUS
    SURRENDER CHARGE                                    NET AMOUNT AT RISK
         EQUALS                                               EQUALS
       CASH VALUE                                          DEATH BENEFIT
         MINUS                                                 MINUS
      POLICY LOAN                                           POLICY LOAN
         EQUALS                                               EQUALS
  CASH SURRENDER VALUE                                DEATH BENEFIT PROCEEDS

FACTORS TO CONSIDER BEFORE PURCHASING A POLICY



     The decision to purchase a Policy should be discussed with your agent/registered representative. Make sure you understand the investment options your Policy provides, its other features and benefits, its risks and the fees and expenses you will incur. Consider the following matters, among others:



     - LIFE INSURANCE COVERAGE -- Life insurance is not a short-term investment and should be purchased only if you need life insurance coverage. You should evaluate your need for life insurance coverage before purchasing a Policy.



     - INVESTMENT RISK -- The value of the available Sub-Accounts may fluctuate with the markets and interest rates. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy.



     - FEES AND EXPENSES -- A Policy's fees and expenses reflect costs associated with its features and benefits. Before purchasing a Policy, compare the value that these various features and benefits have to you, given your particular circumstances, with the fees and expenses for those features and benefits.



     - EXCHANGES -- Replacing your existing life insurance policy(ies) with this Policy may not be beneficial to you. Before purchasing a Policy, determine whether your existing policy(ies) will be subject to fees or penalties upon surrender or cancellation. Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) with those of this Policy.



     - SALES COMPENSATION -- We pay compensation to firms for sales of the Policy. See "Distribution of the Policies."



FREE LOOK RIGHTS             - You have the right to examine your Policy and
                              return it if, for any reason, you are not satisfied. If you return the Policy to us by (1) midnight of the 20th day after you receive it; (2) midnight of the 20th day after a written Notice of Right of Withdrawal is mailed or delivered to you; or (3) midnight of the 45th day after the date of your application for the Policy is signed, we will send you a refund of all premiums paid unless otherwise stipulated by state law. See "Free Look and Conversion Rights -- Free Look Rights." Certain states may allow a different period of time for the free look period and refund a different amount. Your Policy will specify the period of time allowed and what type of refund applies in your state. See the "Right to Examine" section of your Policy.


PREMIUM PAYMENTS             - You choose when to pay and how much to pay.

                             - We may refuse to accept any premium less than
                               $25.

                             - You cannot pay additional premiums after Age 95.

                             - We may refuse any premium that would disqualify
                               your Policy as life insurance under Section 7702 of the Code.

                             - You may be required to pay sufficient premiums to
                               maintain the Death Benefit Guarantee in order to keep the Policy in force during at least the first several Policy Years. See "Death Benefit Guarantee" and "Payment and Allocation of Premiums -- Amount and Timing of Premiums."

                             - We deduct a Premium Expense Charge from each
                               premium payment and credit the remaining premium (the Net Premium) to the Sub-Accounts of the Variable Account or the Fixed Account according to your instructions. See "Deductions and Charges -- Premium Expense Charge."

CHARGES AGAINST PREMIUM PAYMENTS

     We will deduct the Premium Expense Charge from each premium payment. The charge applies in all Policy Years and is comprised of a sales charge of 2.50% and a premium tax charge of 2.50%. We may also make a charge of $2 per premium payment although we currently do not make this charge. See "Deductions and Charges -- Premium Expense Charge."

CHARGES AGAINST THE ACCUMULATION VALUE

     The Accumulation Value of the Policy is subject to the Monthly Deduction charges. We will deduct the Monthly Deduction each month from both the Fixed Accumulation Value and the Variable Accumulation Value on a proportionate basis depending on their relative Accumulation Values at that time. See "Deductions and Charges -- Monthly Deduction."

     The Monthly Deduction includes:

     - Cost of Insurance -- varies based on the Insured's sex, issue Age, Policy Year, Rate Class and Face Amount.

     - Monthly Administrative Charge -- currently $8.25 per month and guaranteed not to exceed $12 per month.

     - Monthly Mortality and Expense Risk Charge -- currently equal to 1/12 of .90% of the Variable Accumulation Value during the first ten Policy Years. Beginning on Policy Year 11 and each year thereafter, this monthly charge will be 1/12 of .45% of the Variable Accumulation Value guaranteed not to exceed 1/12 of .90% of the Variable Accumulation Value.


     - Any charges for optional insurance benefits -- vary depending upon the benefit(s) selected. These charges also may vary based on the Insured's sex, issue Age, Policy Year, Rate Class and amount of the benefit chosen.


CHARGE UPON LAPSE OR TOTAL SURRENDER OF THE POLICY

     - We assess a Surrender Charge if your Policy lapses or if you surrender the Policy during the first 15 Policy Years (or during the first 15 years following a Face Amount increase).

     - We will determine the maximum Surrender Charge for the initial Face Amount and any requested increases in Face Amount on the Policy Date and on the effective date of any such requested increase.


     - The Surrender Charge has two parts -- the Contingent Deferred Administrative Charge and the Contingent Deferred Sales Charge, which are determined separately. The maximum amount of the Contingent Deferred Administrative Charge is $5 per $1,000 of Face Amount for all issue Ages. The maximum Contingent Deferred Sales Charge is $45.60 per $1,000 of Face Amount for a male Insured at issue Age 61.


     - The Contingent Deferred Sales Charge for the initial Face Amount will depend on the initial Face Amount, the Insured's Age on the Policy Date and the Insured's sex.

     - You do not pay the Surrender Charge if the Policy remains in force during the entire relevant 15-year period. Surrenders during the first two Policy Years and 24 months after increases in the Face Amount may be eligible for a refund of part of the Contingent Deferred Sales Charge. See "Deductions and Charges -- Surrender Charge."

TRANSFER AND PARTIAL WITHDRAWAL CHARGES

     We currently make no charge for the first 24 transfers in a Policy Year and assess a $25 charge for each subsequent transfer. We currently assess a $10 charge for each partial withdrawal. We guarantee that the transfer charge and the partial withdrawal charge will not exceed $25 per transfer or partial withdrawal. We will not impose the transfer charge on transfers that occur as a result of Policy loans or the exercise of conversion rights.

INVESTMENT ADVISORY FEES AND OTHER FUND EXPENSES


     Because the Variable Account purchases shares of the Funds, the net asset value of the Variable Account's investments will reflect the investment advisory fees and other expenses incurred by the Funds (including service fees, if applicable). Set forth below is information provided by each Fund on its total annual expenses for the year ended December 31, 2001 (as a percentage of the Fund's average net assets). We have not independently verified this information. See the prospectuses for the Funds for more information concerning these expenses.


                             FUND EXPENSE TABLE(1)


                                                                                      FEES AND
                                                                          TOTAL       EXPENSES     TOTAL NET
                                               MANAGEMENT                  FUND        WAIVED       ANNUAL
                                               (ADVISORY)     OTHER       ANNUAL        AND          FUND
FUND NAME                                         FEES       EXPENSES    EXPENSES    REIMBURSED    EXPENSES
---------                                      ----------    --------    --------    ----------    ---------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Dent Demographic Trends Fund
  (Series I)(2)(3).........................      0.85%        0.59%       1.44%         0.14%        1.30%
THE ALGER AMERICAN FUND
Alger American Growth Portfolio............      0.75%        0.06%       0.81%           --         0.81%
Alger American Leveraged AllCap
  Portfolio................................      0.85%        0.07%       0.92%           --         0.92%
Alger American MidCap Growth Portfolio.....      0.80%        0.08%       0.88%           --         0.88%
Alger American Small Capitalization
  Portfolio................................      0.85%        0.07%       0.92%           --         0.92%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  FUND
Fidelity(R) VIP Contrafund(R) Portfolio
  (Initial Class)(4).......................      0.58%        0.10%       0.68%           --         0.68%
Fidelity(R) VIP Equity-Income Portfolio
  (Initial Class)(4).......................      0.48%        0.10%       0.58%           --         0.58%
Fidelity(R) VIP Growth Portfolio (Initial
  Class)(4)................................      0.58%        0.10%       0.68%           --         0.68%
Fidelity(R) VIP High Income Portfolio
  (Initial Class)(4).......................      0.58%        0.13%       0.71%           --         0.71%
Fidelity(R) VIP Index 500 Portfolio
  (Initial Class)(5).......................      0.24%        0.11%       0.35%           --         0.35%
Fidelity(R) VIP Investment Grade Bond
  Portfolio (Initial Class)................      0.43%        0.11%       0.54%           --         0.54%
Fidelity(R) VIP Money Market Portfolio
  (Initial Class)..........................      0.18%        0.10%       0.28%           --         0.28%
THE GCG TRUST
Fully Managed Series (Class S Shares)......      0.94%        0.01%       0.95%         0.00%        0.95%
Mid-Cap Growth Series (Class S Shares).....      0.88%        0.01%       0.89%         0.00%        0.89%
ING VARIABLE PRODUCTS TRUST
ING VP Growth Opportunities Portfolio
  (Class R Shares)(6)......................      0.75%        1.07%       1.82%         0.92%        0.90%
ING VP Growth + Value Portfolio (Class R
  Shares)(6)...............................      0.75%        0.42%       1.17%         0.37%        0.80%
ING VP High Yield Bond Portfolio (Class R
  Shares)(6)...............................      0.75%        0.53%       1.28%         0.48%        0.80%
ING VP International Value Portfolio (Class
  R Shares)(6).............................      1.00%        0.53%       1.53%         0.53%        1.00%

                                                                                      FEES AND
                                                                          TOTAL       EXPENSES     TOTAL NET
                                               MANAGEMENT                  FUND        WAIVED       ANNUAL
                                               (ADVISORY)     OTHER       ANNUAL        AND          FUND
FUND NAME                                         FEES       EXPENSES    EXPENSES    REIMBURSED    EXPENSES
---------                                      ----------    --------    --------    ----------    ---------
ING VP MagnaCap Portfolio (Class R
  Shares)(6)...............................      0.75%        1.47%       2.22%         1.32%        0.90%
ING VP MidCap Opportunities Portfolio
  (Class R Shares)(6)......................      0.75%        1.91%       2.66%         1.76%        0.90%
ING VP Research Enhanced Index Portfolio
  (Class R Shares)(6)......................      0.75%        0.87%       1.62%         0.72%        0.90%
ING VP SmallCap Opportunities Portfolio
  (Class R Shares)(6)......................      0.75%        0.40%       1.15%         0.25%        0.90%
JANUS ASPEN SERIES
Janus Aspen Aggressive Growth Portfolio
  (Institutional Shares)(7)................      0.65%        0.02%       0.67%           --         0.67%
Janus Aspen Growth Portfolio (Institutional
  Shares)(7)...............................      0.65%        0.01%       0.66%           --         0.66%
Janus Aspen International Growth Portfolio
  (Institutional Shares)(7)................      0.65%        0.06%       0.71%           --         0.71%
Janus Aspen Worldwide Growth Portfolio
  (Institutional Shares)(7)................      0.65%        0.04%       0.69%           --         0.69%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust
  Limited Maturity Bond Portfolio(8).......      0.65%        0.08%       0.73%           --         0.73%
Neuberger Berman Advisers Management Trust
  Partners Portfolio(8)....................      0.82%        0.05%       0.87%           --         0.87%
Neuberger Berman Advisers Management Trust
  Socially Responsive Portfolio(9).........      0.85%        3.48%       4.33%         2.80%        1.53%
OCC ACCUMULATION TRUST
OCC Equity Portfolio(10)...................      0.80%        0.13%       0.93%           --         0.93%
OCC Global Equity Portfolio(10)............      0.80%        0.40%       1.20%           --         1.20%
OCC Managed Portfolio(10)..................      0.78%         010%       0.88%           --         0.88%
OCC Small Cap Portfolio(10)................      0.80%        0.10%       0.90%           --         0.90%
PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund (Class IA
  Shares)..................................      0.46%        0.05%       0.51%           --         0.51%
Putnam VT New Opportunities Fund (Class IA
  Shares)..................................      0.54%        0.05%       0.59%           --         0.59%
Putnam VT Small Cap Value Fund (Class IA
  Shares)..................................      0.80%        0.14%       0.94%           --         0.94%
Putnam VT Voyager Fund (Class IA Shares)...      0.53%        0.04%       0.57%           --         0.57%


------------------------


FOOTNOTES TO THE "FUND EXPENSE TABLE"



 (1) Each of the Funds or their affiliates pays us compensation for recordkeeping, administration or other services. The amount of compensation is usually based on the aggregate assets of the Fund from policies that we issue or administer. Some Funds or their affiliates pay us more than others and some of the amounts we receive may be significant.



 (2) The waiver has been restated to reflect current fees. The Fund's adviser has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Fund Annual Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Management (Advisory) Fees were 0.71% after fee waiver.

 (3) Compensation to the Company for administrative or recordkeeping services may be paid out of fund assets in an amount up to 0.25% annually. Any such fees paid from the AIM Funds' assets are included in the "Other Expenses" column.



 (4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.



 (5) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the Management (Advisory) Fees, Other Expenses and Total Fund Annual Expenses in 2001 were 0.24%, 0.04% and 0.28%, respectively.



 (6) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For the remaining ING VP portfolios, the expense limits will continue through at least October 31, 2002.



 (7) All expenses are shown without the effect of any expense offset arrangements.



 (8) Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Portfolios' average daily net asset value.



 (9) Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense reimbursement agreement with respect to the Socially Responsive Portfolio provides for NBMI to recoup expenses within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its expense limitation.



(10) Management (Advisory) Fees reflect effective management fees before taking into effect any fee waiver. Other Expenses are shown before expense offsets afforded the Portfolios. Total Fund Annual Expenses for the Equity, Managed and Small Cap Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offset) do not exceed 1.00% of average daily net assets. Total Fund Annual Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets.


THE VARIABLE ACCOUNT
(RELIASTAR
  SELECT(*)LIFE VARIABLE
  ACCOUNT)                   -  ReliaStar Select(*)Life Variable Account is one
                                of our separate accounts and consists of several
                                Sub-Accounts. We only invest premiums from our variable life insurance policies in the Variable
                                Account.
                             -  We invest any Net Premiums you allocate to each
                                Sub-Account in shares of the Fund related to that Sub-Account.
                             -  Variable Accumulation Value will vary with the
                                investment performance of the Funds and the charges deducted from the Variable Accumulation
                                Value. See "Accumulation Value."

THE FIXED ACCOUNT            -  The Fixed Account consists of all of our assets
                                other than those in our separate accounts
                                (including the Variable Account).
                             -  We credit interest of at least 4% per year on
                                any amounts you allocate to the Fixed Account.
                             -  We may, in our sole discretion, credit interest
                                in excess of 4%. See Appendix A, "The Fixed
                                Account."

THE FUNDS                    -  You can instruct ReliaStar to place your Net
                                Premium in, or transfer to, up to 17 of the following Funds over the lifetime of your Policy.

     The following chart lists the currently available Funds and outlines certain of their important characteristics.

INVESTMENT FUNDS


     The investment objectives of the Funds are described below. The investment results of the Funds are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the Investment Company Act of 1940 (the "1940 Act").



     Certain Funds available under the Policies may have names, investment objectives and policies similar to other funds managed by the Fund's investment adviser. The investment results of a Fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any Fund will be comparable to those of another fund managed by the same investment adviser.



     Refer to the Fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, by accessing the SEC at its web site or by contacting the SEC Public Reference Room.


     For each Fund's expenses, see "Investment Advisory Fees and Other Fund Expenses."


     LIST OF FUND NAME CHANGES. Some of the Funds available under your Policy before May 1, 2002 have changed their names. The following chart provides details about these name changes.



CURRENT FUND NAME                                FORMER FUND NAME
-----------------                                ----------------
ING Variable Products Trust -- ING VP Growth     Pilgrim Variable Products Trust -- Pilgrim VP
  Opportunities Portfolio (Class R Shares)       Growth Opportunities Portfolio (Class R
                                                 Shares)
ING Variable Products Trust -- ING VP Growth     Pilgrim Variable Products Trust -- Pilgrim VP
  + Value Portfolio (Class R Shares)             Growth + Value Portfolio (Class R Shares)
ING Variable Products Trust -- ING VP High       Pilgrim Variable Products Trust -- Pilgrim VP
  Yield Bond Portfolio (Class R Shares)          High Yield Bond Portfolio (Class R Shares)
ING Variable Products Trust -- ING VP            Pilgrim Variable Products Trust -- Pilgrim VP
  International Value Portfolio (Class R         International Value Portfolio (Class R
  Shares)                                        Shares)
ING Variable Products Trust -- ING VP            Pilgrim Variable Products Trust -- Pilgrim VP
  MagnaCap Portfolio (Class R Shares)            MagnaCap Portfolio (Class R Shares)
ING Variable Products Trust -- ING VP MidCap     Pilgrim Variable Products Trust -- Pilgrim VP
  Opportunities Portfolio (Class R Shares)       MidCap Opportunities Portfolio (Class R
                                                 Shares)
ING Variable Products Trust -- ING VP            Pilgrim Variable Products Trust -- Pilgrim VP
  Research Enhanced Index Portfolio (Class R     Research Enhanced Index Portfolio (Class R
  Shares)                                        Shares)
ING Variable Products Trust -- ING VP            Pilgrim Variable Products Trust -- Pilgrim VP
  SmallCap Opportunities Portfolio (Class R      SmallCap Opportunities Portfolio (Class R
  Shares)                                        Shares)

                                             INVESTMENT ADVISER/
               FUND NAME                          SUBADVISER                   INVESTMENT OBJECTIVE
               ---------                     -------------------               --------------------
AIM VARIABLE INSURANCE FUNDS -- AIM        AIM Advisors, Inc.          Seeks long-term growth of capital.
  V.I. DENT DEMOGRAPHIC TRENDS FUND                                    Seeks to meet its objective by
  (SERIES I SHARES)                        Subadviser: H.S. Dent       investing in securities of companies
                                           Advisors, Inc.              that are likely to benefit from
                                                                       changing demographic, economic and
                                                                       lifestyle trends. These securities
                                                                       may include common stocks,
                                                                       convertible bonds, convertible
                                                                       preferred stocks and warrants of
                                                                       companies within a broad range of
                                                                       market capitalizations.
ALGER AMERICAN GROWTH PORTFOLIO            Investment Manager: Fred    Seeks long-term capital appreciation
                                           Alger Management, Inc.      by focusing on growing companies
                                                                       that generally have broad product
                                                                       lines, markets, financial resources
                                                                       and depth of management. Under
                                                                       normal circumstances, the portfolio
                                                                       invests primarily in the equity
                                                                       securities of large companies. The
                                                                       portfolio considers a large company
                                                                       to have a market capitalization of
                                                                       $1 billion or greater.
ALGER AMERICAN LEVERAGED ALLCAP            Investment Manager: Fred    Seeks long-term capital appreciation
  PORTFOLIO                                Alger Management, Inc.      by investing, under normal
                                                                       circumstances, in the equity
                                                                       securities of companies of any size
                                                                       which demonstrate promising growth
                                                                       potential. The portfolio can
                                                                       leverage, that is, borrow money, up
                                                                       to one-third of its total assets to
                                                                       buy additional securities. By
                                                                       borrowing money, the portfolio has
                                                                       the potential to increase its
                                                                       returns if the increase in the value
                                                                       of the securities purchased exceeds
                                                                       the cost of borrowing, including
                                                                       interest paid on the money borrowed.
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO     Investment Manager: Fred    Seeks long-term capital appreciation
                                           Alger Management, Inc.      by focusing on midsize companies
                                                                       with promising growth potential.
                                                                       Under normal circumstances, the
                                                                       portfolio invests primarily in the
                                                                       equity securities of companies
                                                                       having a market capitalization
                                                                       within the range of companies in the
                                                                       S&P(R) MidCap 400 Index.

                                             INVESTMENT ADVISER/
               FUND NAME                          SUBADVISER                   INVESTMENT OBJECTIVE
               ---------                     -------------------               --------------------
ALGER AMERICAN SMALL CAPITALIZATION        Investment Manager: Fred    Seeks long-term capital appreciation
  PORTFOLIO                                Alger Management, Inc.      by focusing on small, fast-growing
                                                                       companies that offer innovative
                                                                       products, services or technologies
                                                                       to a rapidly expanding marketplace.
                                                                       Under normal circumstances, the
                                                                       portfolio invests primarily in the
                                                                       equity securities of small
                                                                       capitalization companies. A small
                                                                       capitalization company is one that
                                                                       has a market capitalization within
                                                                       the range of the Russell 2000 Growth
                                                                       Index or the S&P(R) SmallCap 600
                                                                       Index.
FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &       Seeks long-term capital
  PRODUCTS -- FIDELITY VIP                 Research Company            appreciation. Normally invests
  CONTRAFUND(R) PORTFOLIO                                              primarily in common stocks of
  (INITIAL CLASS)                          Subadvisers: Fidelity       companies whose value the
                                           Management & Research       Portfolio's investment adviser
                                           (U.K.) Inc.; Fidelity       believes is not fully recognized by
                                           Management & Research       the public.
                                           (Far East) Inc.;
                                           Fidelity Investments
                                           Japan Limited; FMR Co.,
                                           Inc.
FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &       Seeks reasonable income. Also
  PRODUCTS -- FIDELITY VIP EQUITY-         Research Company            considers the potential for capital
  INCOME PORTFOLIO                                                     appreciation. Seeks to achieve a
  (INITIAL CLASS)                          Subadviser: FMR Co.,        yield which exceeds the composite
                                           Inc.                        yield on the securities comprising
                                                                       the Standard & Poor's 500 Index.
                                                                       Normally invests at least 80% of
                                                                       total assets in income-producing
                                                                       equity securities, which tends to
                                                                       lead to investments in large cap
                                                                       "value" stocks.
FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &       Seeks to achieve capital
  PRODUCTS -- FIDELITY VIP GROWTH          Research Company            appreciation. Normally invests
  PORTFOLIO                                                            primarily in common stocks of
  (INITIAL CLASS)                          Subadviser: FMR Co.,        companies the investment adviser
                                           Inc.                        believes have above-average growth
                                                                       potential (often called "growth"
                                                                       stocks).

                                             INVESTMENT ADVISER/
               FUND NAME                          SUBADVISER                   INVESTMENT OBJECTIVE
               ---------                     -------------------               --------------------
FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &       Seeks a high level of current income
  PRODUCTS -- FIDELITY VIP HIGH INCOME     Research Company            while also considering growth of
  PORTFOLIO                                                            capital. Normally invests primarily
  (INITIAL CLASS)                          Subadvisers: Fidelity       in income- producing debt
                                           Management & Research       securities, preferred stocks and
                                           (U.K.) Inc.; Fidelity       convertible securities, with an
                                           Management & Research       emphasis on lower-quality debt
                                           (Far East) Inc.;            securities.
                                           Fidelity Investments
                                           Japan Limited; FMR Co.,
                                           Inc.
FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &       Seeks investment results that
  PRODUCTS -- FIDELITY VIP INDEX 500       Research Company            correspond to the total return of
  PORTFOLIO                                                            common stocks publicly traded in the
  (INITIAL CLASS)                          Subadviser: Deutsche        United States, as represented by the
                                           Asset Management, Inc.      Standard & Poor's 500 Index (S&P
                                                                       500). Normally invests at least 80%
                                                                       of assets in common stocks included
                                                                       in the S&P 500.
FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &       Seeks as high a level of current
  PRODUCTS -- FIDELITY VIP INVESTMENT      Research Company            income as is consistent with the
  GRADE BOND PORTFOLIO                                                 preservation of capital. Normally
  (INITIAL CLASS)                          Subadviser: Fidelity        invests in U.S. dollar- denominated
                                           Investments Money           investment-grade bonds of medium and
                                           Management, Inc.            high quality.
FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &       Seeks as high a level of current
  PRODUCTS -- FIDELITY VIP MONEY MARKET    Research Company            income as is consistent with
  PORTFOLIO                                                            preservation of capital and
  (INITIAL CLASS)                          Subadviser: Fidelity        liquidity. Invests in U.S. dollar-
                                           Investment Money            denominated money market securities
                                           Management, Inc.            and repurchase agreements, and may
                                                                       enter into reverse repurchase
                                                                       agreements.
THE GCG TRUST -- FULLY MANAGED SERIES      Manager: Directed           Seeks, over the long-term, a high
                                           Services, Inc.              total investment return, consistent
                                                                       with the preservation of capital and
                                           Portfolio Manager: T.       prudent investment risk. Pursues an
                                           Rowe Price Associates,      active asset allocation strategy
                                           Inc.                        whereby investments are allocated
                                                                       among three asset classes -- equity
                                                                       securities, debt securities, and
                                                                       money market instruments. Invests
                                                                       primarily in common stocks of
                                                                       established companies that are
                                                                       believed to have above-average
                                                                       potential for capital growth.

                                             INVESTMENT ADVISER/
               FUND NAME                          SUBADVISER                   INVESTMENT OBJECTIVE
               ---------                     -------------------               --------------------
THE GCG TRUST -- MID-CAP GROWTH SERIES     Manager: Directed           Seeks long-term growth of capital.
                                           Services, Inc.              Normally invests at least 80% of its
                                                                       net assets in common stocks and
                                           Portfolio Manager:          related securities (such as
                                           Massachusetts Financial     preferred stocks, convertible
                                           Services Company            securities and depositary receipts)
                                                                       of companies with medium market
                                                                       capitalizations which the Portfolio
                                                                       Manager believes have above-average
                                                                       growth potential.
ING VARIABLE PRODUCTS TRUST -- ING VP      ING Investments, LLC        Seeks long-term growth of capital.
  GROWTH OPPORTUNITIES PORTFOLIO           (ING Investments)           Invests primarily in common stock of
  (formerly Pilgrim Variable Products      (formerly ING Pilgrim       U.S. companies that the portfolio
  Trust -- Pilgrim VP Growth               Investments, LLC)           managers feel have above average
  Opportunities Portfolio)                                             prospects for growth. Under normal
  (CLASS R SHARES)                                                     market conditions, invests at least
                                                                       65% of total assets in securities
                                                                       purchased on the basis of the
                                                                       potential for capital appreciation.
                                                                       These securities may be from
                                                                       large-cap, mid-cap or small-cap
                                                                       companies.
ING VARIABLE PRODUCTS TRUST -- ING VP      ING Investments, LLC        Seeks capital appreciation. Invests
  GROWTH + VALUE PORTFOLIO (formerly       (ING Investments)           primarily in a diversified portfolio
  Pilgrim Variable Products Trust --       (formerly ING Pilgrim       of equity securities, including
  Pilgrim VP Growth + Value Portfolio)     Investments, LLC)           common and preferred stock, warrants
  (CLASS R SHARES)                                                     and convertible securities. Under
                                           Subadviser: Navellier       normal market conditions, invests at
                                           Fund Management, Inc.       least 65% of total assets in
                                           (Navellier)                 securities purchased on the basis of
                                                                       the potential for capital
                                                                       appreciation. These securities may
                                                                       be from large-cap, mid-cap, or
                                                                       small-cap companies.
ING VARIABLE PRODUCTS TRUST -- ING VP      ING Investments, LLC        Seeks high income and capital
  HIGH YIELD BOND PORTFOLIO (formerly      (ING Investments)           appreciation. Invests primarily in
  Pilgrim Variable Products Trust --       (formerly ING Pilgrim       higher- yielding lower-rated bonds
  Pilgrim VP High Yield Bond Portfolio)    Investments, LLC)           (junk bonds) to achieve high current
  (CLASS R SHARES)                                                     income with potential for capital
                                                                       growth. Under normal market
                                                                       conditions, invests at least 80% of
                                                                       assets in higher-yielding,
                                                                       lower-rated U.S. dollar-denominated
                                                                       debt securities of U.S. and foreign
                                                                       issuers. May also invest up to 35%
                                                                       of total assets in securities
                                                                       denominated in foreign currencies.
                                                                       May invest up to 50% of assets in
                                                                       securities of foreign issuers,
                                                                       including 35% in emerging market
                                                                       debt.

                                             INVESTMENT ADVISER/
               FUND NAME                          SUBADVISER                   INVESTMENT OBJECTIVE
               ---------                     -------------------               --------------------
ING VARIABLE PRODUCTS TRUST -- ING VP      ING Investments, LLC        Seeks long-term capital
  INTERNATIONAL VALUE PORTFOLIO            (ING Investments)           appreciation. Invests primarily in
  (formerly Pilgrim Variable Products      (formerly ING Pilgrim       foreign companies with market
  Trust -- Pilgrim VP International        Investments, LLC)           capitalizations greater than $1
  Value Portfolio)                                                     billion, but may hold up to 25% of
  (CLASS R SHARES)                         Subadviser: Brandes         assets in companies with smaller
                                           Investment Partners,        market capitalization. Under normal
                                           L.P.                        circumstances, will invest at least
                                                                       65% of total assets in securities of
                                                                       companies located in at least three
                                                                       countries other than the U.S., which
                                                                       may include emerging market
                                                                       countries.
ING VARIABLE PRODUCTS TRUST -- ING VP      ING Investments, LLC        Seeks growth of capital, with
  MAGNACAP PORTFOLIO (formerly Pilgrim     (ING Investments)           dividend income as a secondary
  Variable Products Trust -- Pilgrim VP    (formerly ING Pilgrim       consideration. Under normal
  MagnaCap Portfolio)                      Investments, LLC)           conditions, invests at least 80% of
  (CLASS R SHARES)                                                     assets in equity securities that
                                                                       meet the following criteria:
                                                                       attractive valuation
                                                                       characteristics; dividends; and
                                                                       balance sheet strength. Candidates
                                                                       are also analyzed for some catalyst
                                                                       or vector of change that may spark
                                                                       an increase in share price.
                                                                       Normally, investments are generally
                                                                       in larger companies that are
                                                                       included in the largest 500 U.S.
                                                                       companies as measured by sales,
                                                                       earnings or assets.
ING VARIABLE PRODUCTS TRUST -- ING VP      ING Investments, LLC        Seeks long-term capital
  MIDCAP OPPORTUNITIES PORTFOLIO           (ING Investments)           appreciation. Normally invests at
  (formerly Pilgrim Variable Products      (formerly ING Pilgrim       least 80% of assets in the common
  Trust -- Pilgrim VP MidCap               Investments, LLC)           stocks of mid-sized U.S. companies
  Opportunities Portfolio)                                             that the portfolio managers feel
  (CLASS R SHARES)                                                     have above average prospects for
                                                                       growth. For this Portfolio, mid-size
                                                                       companies are those with market
                                                                       capitalizations that fall within the
                                                                       range of companies in the Standard &
                                                                       Poor's MidCap 400 Index (S&P MidCap
                                                                       400 Index).
ING VARIABLE PRODUCTS TRUST -- ING VP      ING Investments, LLC        Seeks capital appreciation. Normally
  RESEARCH ENHANCED INDEX PORTFOLIO        (ING Investments)           invests at least 80% of total assets
  (formerly Pilgrim Variable Products      (formerly ING Pilgrim       in common stocks included in the
  Trust -Pilgrim VP Research Enhanced      Investments, LLC)           Standard & Poor's Composite 500
  Index Portfolio)                                                     Stock Price Index (S&P 500 Index).
  (CLASS R SHARES)                         Subadviser: J.P. Morgan     At any one time, the portfolio
                                           Investment Management       managers generally include in the
                                           Inc. (J.P. Morgan)          Portfolio approximately 400 of the
                                                                       stocks included in the S&P 500
                                                                       Index. May also invest in certain
                                                                       higher- risk investments, including
                                                                       derivatives (generally these
                                                                       investments will be limited to S&P
                                                                       500 Index options and futures on the
                                                                       S&P 500 Index).

                                             INVESTMENT ADVISER/
               FUND NAME                          SUBADVISER                   INVESTMENT OBJECTIVE
               ---------                     -------------------               --------------------
ING VARIABLE PRODUCTS TRUST -- ING VP      ING Investments, LLC        Seeks long-term capital
  SMALLCAP OPPORTUNITIES PORTFOLIO         (ING Investments)           appreciation. Normally invests at
  (formerly Pilgrim Variable Products      (formerly ING Pilgrim       least 80% of assets in the common
  Trust -- Pilgrim VP SmallCap             Investments, LLC)           stock of smaller, lesser- known U.S.
  Opportunities Portfolio)                                             companies that the portfolio manager
  (CLASS R SHARES)                                                     believes have above average
                                                                       prospects for growth. For this
                                                                       Portfolio, smaller companies are
                                                                       those with market capitalizations
                                                                       that fall within the range of
                                                                       companies in the Russell 2000 Index,
                                                                       which is an index that measures the
                                                                       performance of small companies.
JANUS ASPEN SERIES -- AGGRESSIVE GROWTH    Janus Capital               A nondiversified Portfolio that
  PORTFOLIO                                                            seeks long- term growth of capital.
  (INSTITUTIONAL SHARES)                                               Invests primarily in common stocks
                                                                       selected for their growth potential
                                                                       and normally invests at least 50% of
                                                                       its equity assets in medium-sized
                                                                       companies. Medium-sized companies
                                                                       are those whose market
                                                                       capitalization falls within the
                                                                       range of companies in the Standard
                                                                       and Poor's (S&P) MidCap 400 Index.
JANUS ASPEN SERIES -- GROWTH PORTFOLIO     Janus Capital               Seeks long-term growth of capital in
  (INSTITUTIONAL SHARES)                                               a manner consistent with the
                                                                       preservation of capital. Invests
                                                                       primarily in common stocks selected
                                                                       for their growth potential. Although
                                                                       it can invest in companies of any
                                                                       size, it generally invests in
                                                                       larger, more established companies.
JANUS ASPEN SERIES -- INTERNATIONAL        Janus Capital               Seeks long-term growth of capital.
  GROWTH PORTFOLIO                                                     Under normal circumstances, invests
  (INSTITUTIONAL SHARES)                                               at least 80% of its net assets in
                                                                       securities of issuers from at least
                                                                       five different countries, excluding
                                                                       the United States. Although the
                                                                       Portfolio intends to invest
                                                                       substantially all of its assets in
                                                                       issuers located outside the United
                                                                       States, it may at times invest in
                                                                       U.S. issuers and it may at times
                                                                       invest all of its assets in fewer
                                                                       than five countries or even a single
                                                                       country.
JANUS ASPEN SERIES -- WORLDWIDE GROWTH     Janus Capital               Seeks long-term growth of capital in
  PORTFOLIO                                                            a manner consistent with the
  (INSTITUTIONAL SHARES)                                               preservation of capital. Invests
                                                                       primarily in common stocks of
                                                                       companies of any size located
                                                                       throughout the world. Normally
                                                                       invests in issuers from at least
                                                                       five different countries, including
                                                                       the United States. May at times
                                                                       invest in fewer than five countries
                                                                       or even in a single country.

                                             INVESTMENT ADVISER/
               FUND NAME                          SUBADVISER                   INVESTMENT OBJECTIVE
               ---------                     -------------------               --------------------
NEUBERGER BERMAN -- LIMITED MATURITY       Neuberger Berman/           Highest current income consistent
  BOND PORTFOLIO                           Neuberger Berman, LLC       with low risk to principal and
                                                                       liquidity and secondarily total
                                                                       return
NEUBERGER BERMAN -- PARTNERS PORTFOLIO     Neuberger Berman/           Capital growth
                                           Neuberger Berman, LLC
NEUBERGER BERMAN -- SOCIALLY RESPONSIVE    Neuberger Berman/           Long-term capital growth
  PORTFOLIO                                Neuberger Berman, LLC
OCC ACCUMULATION TRUST -- OCC EQUITY       OpCap Advisors              Seeks long term capital
  PORTFOLIO                                                            appreciation. Invests at least 80%
                                                                       of net assets, plus the amount of
                                                                       any borrowings for investment
                                                                       purposes, in equity securities that
                                                                       the investment adviser believes are
                                                                       undervalued in the marketplace.
OCC ACCUMULATION TRUST -- OCC GLOBAL       OpCap Advisors              Seeks long term capital
  EQUITY PORTFOLIO                                                     appreciation. Invests at least 80%
                                                                       of net assets, plus the amount of
                                                                       any borrowings for investment
                                                                       purposes, in equity securities on a
                                                                       worldwide basis and may invest in
                                                                       U.S. or foreign fixed income
                                                                       securities.
OCC ACCUMULATION TRUST -- OCC MANAGED      OpCap Advisors              Seeks growth of capital over time.
  PORTFOLIO                                                            Invests in common stocks, bonds and
                                                                       cash equivalents, allocated based on
                                                                       the investment adviser's judgment.
OCC ACCUMULATION TRUST -- OCC SMALL CAP    OpCap Advisors              Seeks capital appreciation. Invests
  PORTFOLIO                                                            at least 80% of net assets, plus the
                                                                       amount of any borrowings for
                                                                       investment purposes, in equity
                                                                       securities of companies with market
                                                                       capitalizations under $2 billion.
PUTNAM VARIABLE TRUST -- PUTNAM VT         Putnam Investment           Capital growth & current income
  GROWTH AND INCOME FUND                   Management, LLC
  (CLASS IA SHARES)
PUTNAM VARIABLE TRUST -- PUTNAM VT NEW     Putnam Investment           Long-term capital appreciation
  OPPORTUNITIES FUND                       Management, LLC
  (CLASS IA SHARES)
PUTNAM VARIABLE TRUST -- PUTNAM VT         Putnam Investment           Capital appreciation
  SMALL CAP VALUE FUND                     Management, LLC
  (CLASS IA SHARES)
PUTNAM VARIABLE TRUST -- PUTNAM VT         Putnam Investment           Capital appreciation
  VOYAGER FUND                             Management, LLC
  (CLASS IA SHARES)

SURRENDERS           - In general, you will receive the Cash Surrender Value if you surrender the Policy.

                     - To determine the Cash Surrender Value, we reduce your
                       Accumulation Value by the Surrender Charge and any Loan Amount and unpaid Monthly Deductions. During the first two Policy Years following an increase in the Face Amount, you may be entitled to a refund of a portion of charges made for sales expenses. See "Surrender Benefits -- Total Surrender" and "Sales Charge Refund."

                     - Surrendering the Policy may have tax consequences. See
                       "Federal Tax Matters."

PARTIAL WITHDRAWALS  - Once each Policy Year, after the first Policy Year, you can withdraw part of your Cash Surrender Value.

                     - You will not incur a Surrender Charge, but partial
                       withdrawals are subject to a partial withdrawal processing charge (currently $10, guaranteed not to exceed $25). See "Surrender Benefits -- Partial Withdrawal."

                     - Partial withdrawals may reduce your Policy's Death
                       Benefit and will reduce your Accumulation Value.

                     - Partial withdrawals may also have tax consequences. See
                       "Federal Tax Matters."

LOANS                - Depending on your state of residence, you can borrow up
                       to 75% of your Policy's Cash Value less any existing Loan Amount.


                     - Interest is payable in advance for each Policy Year and
                       accrues daily at an annual rate that will not exceed
                       7.40%.



                     - After the tenth Policy Year, we currently charge interest at an annual rate of 5.21%, payable in advance, on the portion of your Loan Amount that is not in excess of (1) the Accumulation Value less (2) the total of all premiums paid net of all partial withdrawals.


                     - We reserve the right to limit borrowing during the first
                       Policy Year. See "Policy Loans."

                     - Policy loans may have tax consequences. See "Federal Tax
                       Matters."

TRANSFERS            - Currently, you can transfer all or part of your
                       Accumulation Value among the investment options.

                     - We currently do not limit the number of transfers per
                       Policy Year. We reserve the right to limit you to four transfers per Policy Year.

                     - There are certain restrictions on transfers from the
                       Fixed Account.

                     - We currently make no charge for the first 24 transfers in a Policy Year. We make a $25 charge for each subsequent transfer. We reserve the right to assess a maximum charge of $25 for any transfer. See "Transfers."


DOLLAR COST AVERAGING
SERVICE AND PORTFOLIO
REBALANCING SERVICE  - We currently make no charge for these services, although we reserve the right to charge for these services in the future.


DEATH BENEFIT OVERVIEW

     You may choose one of two Death Benefit Options:

     - Level Amount Option -- whereby the Death Benefit until Age 95 is the greater of the Face Amount or the Corridor Percentage of Accumulation Value; or

     - Variable Amount Option -- whereby the Death Benefit until Age 95 is the greater of the Face Amount plus the Accumulation Value or the Corridor Percentage of Accumulation Value.

     The Death Benefit until Age 95 under the Level Amount Option and the Variable Amount Option will never be less than the Face Amount as long as the Policy is in force and there is no Loan Amount or unpaid Monthly Deductions. At Age 95, the Cash Surrender Value is automatically applied to purchase paid-up life insurance. See "Paid-Up Life Insurance."

     We will reduce the proceeds payable upon the death of the Insured under any Death Benefit Option by any Loan Amount and any unpaid Monthly Deductions.

     Under certain circumstances, you may receive a part of the Death Benefit when the Insured has been diagnosed as having a terminal illness. See "Death Benefit -- Accelerated Benefit Rider."

ADJUSTING THE DEATH BENEFIT

     Although we reserve the right to limit Face Amount increases and decreases during the first two Policy Years, you have flexibility to adjust the Death Benefit by increasing or decreasing the Face Amount. You cannot decrease the Face Amount below the Minimum Face Amount shown in the Policy. Any increase in the Face Amount may require additional evidence of insurability satisfactory to us and will result in additional charges. See "Death Benefit -- Requested Changes in Face Amount."

     Generally, you may also change the Death Benefit Option at any time after the first Policy Year. See "Death Benefit -- Changing the Death Benefit Option."

     See "Death Benefit -- Insurance Protection" for a discussion of available techniques to adjust the amount of insurance protection to satisfy changing insurance needs.

     Adjusting the Death Benefit may have tax consequences. You should consult a tax adviser before adjusting the Death Benefit.

DEATH BENEFIT GUARANTEE

     If you meet the requirements for the Death Benefit Guarantee, we will not lapse your Policy during the Death Benefit Guarantee period even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. See "Death Benefit Guarantee."

LAPSE

     If the Death Benefit Guarantee is not in effect, the Policy will lapse if the Cash Surrender Value plus any Sales Charge Refund is less than the Monthly Deduction due and if you do not make a sufficient payment during the grace period of 61 days. See "Policy Lapse and Reinstatement."

TAXATION OF DEATH BENEFIT PROCEEDS

     Under current Federal tax law, as long as the Policy qualifies as life insurance the Death Benefit under the Policy will be subject to the same Federal income tax treatment as proceeds of traditional life insurance. Therefore, the Death Benefit should not be taxable income to the beneficiary. See "Federal Tax Matters -- Tax Status of the Policy."

TAXATION OF THE POLICY

     The Company believes it is reasonable to conclude that the Policy satisfies the definition of a life insurance contract under Section 7702 of the Code. Under certain circumstances a Policy could be treated as a "modified endowment contract." The Company will monitor Policies and will attempt to notify the owner within one month of the date of any Policy transactions which place his or her Policy in jeopardy of becoming a modified endowment contract. See "Federal Tax Matters" for further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a modified endowment contract.

     A Policy lapse, surrender, partial withdrawal or loan may have adverse tax consequences in certain circumstances. See "Federal Tax Matters."

PART 2. DETAILED INFORMATION

     This prospectus describes our standard Select(*)Life II Policy. There may be differences in the policy features, benefits and charges because of state requirements where we issue your Policy. We describe all such differences in your Policy.

     If you would like to know about variations specific to your state, please ask your agent/registered representative. ReliaStar can provide him/her with the list of variations that will apply to your Policy.

RELIASTAR LIFE INSURANCE COMPANY


     ReliaStar Life Insurance Company is a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are an indirect, wholly-owned subsidiary of ING Groep N.V. ING is a global financial institution active in the fields of insurance, banking and asset management. We offer individual life insurance and annuities, employee benefits and retirement contracts. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (612-372-5507).


     From time to time, we may publish in advertisements, sales literature and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's and Duff & Phelps. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability and should not be considered as bearing on the investments held in the Variable Account. Each year the A.M. Best Company reviews the financial status of many insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. We have been assigned a rating of A+ by A.M. Best, which is a rating assigned to companies demonstrating superior overall performance and a very strong ability to meet obligations to Policy holders over a long period. Such ratings do not reflect the investment in the Variable Account.

     ReliaStar is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE POLICIES

     The Policies are flexible premium variable life insurance contracts with death benefits, cash values and other features of traditional life insurance contracts.

DEDUCTIONS AND CHARGES

     We deduct certain charges in connection with the Policy to compensate us for (1) providing the insurance benefits of the Policy (including any riders);
(2) administering the Policy; (3) assuming certain risks in connection with the Policy; and (4) incurring expenses in distributing the Policy.

     We deduct some charges from each premium payment. We deduct certain other charges monthly from both the Fixed Account and the Variable Account. We also assess a charge for each partial withdrawal and a charge for each transfer in excess of 24 transfers per Policy Year.

     We may realize a profit on one or more of these charges, such as the Mortality and Expense Risk Charge. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

     The Surrender Charge usually exceeds the Accumulation Value in the early Policy Years. This occurs because the Surrender Charge is usually more than the accumulated Minimum Monthly Premiums less Policy charges in the early Policy Years. As a result, you should purchase a Policy only if you intend and have the financial capability to keep it in force for a substantial period of time.


PREMIUM EXPENSE CHARGE


     We deduct the Premium Expense Charge from each premium payment. The Premium Expense Charge equals 5% of each premium payment. It consists of a sales charge and a premium tax charge. The amount remaining after we deduct the Premium Expense Charge is called the Net Premium.


     This charge compensates us for the costs we incur in selling the Policy and for the costs of various state and local taxes, as well as the cost of the Federal income tax on imputed deferred acquisition costs.


     SALES CHARGE. A sales charge of 2.50% of each premium payment is deducted. In addition, we may charge a contingent deferred sales charge if you surrender the Policy or the Policy lapses. See "Deductions and Charges -- Surrender Charge".


     PREMIUM TAX CHARGE. Various states and subdivisions impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. A charge of 2.50% of each premium payment will be deducted by us. The deduction represents an amount we consider necessary to pay all taxes imposed by the states and any subdivisions.

     PREMIUM PROCESSING CHARGE. We may make a charge of up to $2 per premium payment to reimburse us for the cost of collecting and processing premiums, although we currently make no such charge. If a premium processing charge is made, it will be deducted from premium payments before the percentage deductions for sales charge and premium taxes.

MONTHLY DEDUCTION

     We deduct the charges described below from the Accumulation Value of the Policy on a monthly basis. The total of these charges is called the Monthly Deduction.

     We will deduct the Monthly Deduction on each Monthly Anniversary from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis depending on their relative Accumulation Values at that time. For purposes of determining these proportions, we reduce the Fixed Accumulation Value by the Loan Amount. Because the cost of insurance portion of the Monthly Deduction can vary from month to month, the Monthly Deduction itself will vary in amount from month to month.

     If the Cash Surrender Value plus any Sales Charge Refund is not sufficient to cover the Monthly Deduction on a Monthly Anniversary, the Policy may lapse. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement."

     COST OF INSURANCE. We will determine the monthly cost of insurance by multiplying the applicable cost of insurance rate or rates by the net amount at risk under the Policy. The net amount at risk under the Policy for a Policy Month is (1) the Death Benefit at the beginning of the Policy Month divided by
1.004074 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 5%) less (2) the Accumulation Value at the beginning of the Policy Month (reduced by any charges for rider benefits). As a result, the net amount at risk may be affected by changes in the Accumulation Value or in the Death Benefit.

     The Rate Class of an Insured may affect the cost of insurance. A Rate Class is a group of Insureds we determine based upon our expectation that they will have similar mortality experience. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in a standard Rate Class will have a lower cost of insurance than an Insured in a Rate Class with higher mortality risks.

     If there is an increase in the Face Amount and the Rate Class applicable to the increase is different from that for the initial Face Amount or any prior requested increases in Face Amount, the net amount at risk will be calculated separately for each Rate Class. For purposes of determining the net amount at risk for each Rate Class, we will first assume the Accumulation Value to be part of the initial Face Amount. If the Accumulation Value is greater than the initial Face Amount, it will then be assumed to be part of each increase in order, starting with the first increase.

     We base cost of insurance rates on the sex, issue Age, Policy Year and Rate Class(es) of the Insured. The actual monthly cost of insurance rates will reflect our expectations as to future experience. They will not, however, be greater than the guaranteed cost of insurance rates shown in the Policy, which are based on the Commissioner's 1980 Standard Ordinary Mortality Tables for smokers or nonsmokers, respectively.

     MONTHLY ADMINISTRATIVE CHARGE. Each month we deduct an administrative charge which is currently $8.25 and is guaranteed not to exceed $12 each month.


     MONTHLY MORTALITY AND EXPENSE RISK CHARGE. Each month during the first ten Policy Years we will deduct a charge at an annual rate of .90% of the Variable Accumulation Value of the Policy. Each month thereafter we will deduct a charge at an annual rate of .45% of the Variable Accumulation Value guaranteed not to exceed .90% for the duration of the Policy. The mortality and expense risk we assume is that our cost of insurance charges and other expense charges are not sufficient to cover our costs of death benefits and any other expenses incurred in issuing and administering the Policies.


     OPTIONAL INSURANCE BENEFIT CHARGES. Each month we deduct charges for any optional insurance benefits added to the Policy by rider. See "General Provisions -- Optional Insurance Benefits."

SURRENDER CHARGE

     GENERAL. During the first 15 years the Policy is in force and the first 15 years following a requested increase in the Face Amount, we make a Surrender Charge if you surrender the Policy or the Policy lapses. We will determine the maximum Surrender Charge for the initial Face Amount or any requested increase in Face Amount on the Policy Date or on the effective date of any requested increase.

     The Surrender Charge has two parts -- The Contingent Deferred Administrative Charge and the Contingent Deferred Sales Charge which are determined separately. The maximum amount of the Surrender Charge is $50.60 per $1,000 for a male Insured at issue Age 61.


     The Surrender Charge imposed upon early surrender or lapse will be significant. For example, if you make premium payments no greater than the Minimum Monthly payments specified in your Policy, you can expect that during at least the early Policy Years all or substantially all of your premium payments will be required to pay the Surrender Charge and other charges associated with the Policy. As a result, you should purchase a Policy only if you intend and have the financial capability to keep it in force for a substantial period of time.


     CONTINGENT DEFERRED ADMINISTRATIVE CHARGE. We will determine the maximum Contingent Deferred Administrative Charge for the initial Face Amount or any requested increase in Face Amount on the Policy Date or on the effective date of any requested increase in Face Amount respectively. The maximum charge for the Initial Face Amount during the first five Policy Years is $5 per $1,000 of Face Amount and decreases thereafter in equal monthly increments until it becomes zero at the end of the 15 year period.

     The Contingent Deferred Administrative Charge for the initial Face Amount or a requested increase in Face Amount is determined by multiplying (1) $5 by
(2) the initial Face Amount or the Face Amount of the increase, as the case may be, and by (3) the applicable percentage from the Surrender Charge Percentage Table below and then dividing this amount by 1000.

     EXAMPLE: The following example illustrates how we determine the Contingent Deferred Administrative charge. Assume that an Insured buys a Policy with an initial Face Amount of $100,000. If the Policy is surrendered at any time in the first five Policy Years, the Contingent Deferred Administrative Charge is calculated by multiplying (1) $5 by (2) $100,000 (the initial Face Amount) and by (3) 100% (the applicable percentage from the Surrender Charge Percentage Table) and then dividing by 1000, which results in a Contingent Deferred Administrative Charge of $500 ($5 X 100,000 X 100% / 1000).


     The calculation of the additional Contingent Deferred Administrative Charge for a requested increase in Face Amount is the same as for the initial Face Amount, except that (1) the charges are based on the amount of the increase and
(2) the years and months are measured from the effective date of the increase.


     CONTINGENT DEFERRED SALES CHARGE. We will determine the maximum Contingent Deferred Sales Charge for the initial Face Amount or any requested increase in Face Amount on the Policy Date or on the effective date of any requested increase, respectively. For the initial Face Amount, the Contingent Deferred Sales Charge will remain level for the first five years in the relevant 15 year period and decrease thereafter in equal monthly increments until it becomes zero at the end of 15 years. The Contingent Deferred Sales Charge will vary depending upon the Insured's Age on the Policy Date or on the effective date of an increase in Face Amount and the Insured's sex.

     If you surrender the Policy during the first two Policy Years or during the first 24 months following a requested increase in Face Amount, you may be entitled to a refund of a portion of the Contingent Deferred Sales Charge. See "Sales Charge Refund."

     The Contingent Deferred Sales Charge will be equal to the lesser of:

     (1) 47.50% of the premiums attributable to the initial Face Amount of the Policy and any premiums attributable to an increase in Face Amount; or

     (2) The result of the Contingent Deferred Sales Charge calculation described below.

     CONTINGENT DEFERRED SALES CHARGE CALCULATION. For purposes of (2) above, we will determine the Contingent Deferred Sales Charge for the initial Face Amount or any requested increase in Face Amount by multiplying (1) the applicable Charge per $1,000 of Face Amount from Appendix C by (2) the Initial Face Amount or the Face Amount of the increase, as applicable, and by (3) the applicable percentage from the Surrender Charge Percentage Table below and then dividing this amount by 1000.

     EXAMPLE: The following example illustrates how we determine the Contingent Deferred Sales Charge. Assume that a male, Age 35, buys a Policy with an initial Face Amount of $100,000 and he surrenders the Policy during the third Policy Year at which time he has paid cumulative premiums of $2,000. Based on these assumptions the Contingent Deferred Sales Charge will be the lesser of:

     (1) 47.50% times the cumulative premiums paid on the Policy, which is $950 (47.50% x $2,000); or

     (2) The result of the Contingent Deferred Sales Charge Calculation, which is determined by multiplying (a) $14 (from Appendix C for a male Age 35) by (b) $100,000 (the Initial Face Amount) and by (c) 100% (the applicable percentage from the Surrender Charge Percentage Table) and then dividing by 1000, which is $1,400 ($14 X 100,000 X 100%/1000).


     We will calculate the additional Contingent Deferred Sales Charge for requested increases in Face Amount in the same manner as illustrated in the example above. However, for purposes of determining the amount in (1) in the above example, the cumulative premium paid is replaced by the premiums attributable to the increase in Face Amount. The premiums attributable to the requested increase will consist of a defined proportion of the existing Accumulation Value on the date of the increase, plus an equal proportion of all premium payments made after the effective date of the increase. The defined proportion is determined by dividing (1) the Surrender Charge Guideline for the requested increase found in Appendix D by (2) the sum of the Surrender Charge Guideline(s) for the initial Face Amount and each increase in Face Amount.


     MASSACHUSETTS, MONTANA AND PENNSYLVANIA RESIDENTS. Appendix C and Appendix D and the preceding illustrations of the Contingent Deferred Sales Charge do not apply to Policies issued in Massachusetts, Montana and Pennsylvania. The Contingent Deferred Sales Charge applied to Policies issued in Massachusetts and Montana is not affected by the Insured's sex. Therefore, the Contingent Deferred Sales Charge made on Policies issued in these two states will differ from the charge made in other states. In Pennsylvania, the

Insured's sex will be a factor in determining the amount of Contingent Deferred Sales Charge applied to a Policy, but the charge will differ from the charge described in the above example.

                       SURRENDER CHARGE PERCENTAGE TABLE

  IF SURRENDER OR LAPSE   THE FOLLOWING PERCENTAGE OF THE
   OCCURS IN THE LAST        SURRENDER CHARGE WILL BE
  MONTH OF POLICY YEAR*             PAYABLE**:
  ---------------------   -------------------------------
    1 through 5                        100%
          6                             90%
          7                             80%
          8                             70%
          9                             60%
         10                             50%
         11                             40%
         12                             30%
         13                             20%
         14                             10%
    15 and later                         0%

-------------------------
 * For requested increases, years are measured from the date of the increase.

** The percentages reduce equally for each Policy Month during the years shown.
   For example, during the seventh Policy Year, the percentage reduces equally each month from 90% at the end of the sixth Policy Year to 80% at the end of the seventh Policy Year.

SALES CHARGE REFUND

     If you surrender the Policy during the first two Policy Years or during the first 24 Policy Months following the effective date of any requested increase in Face Amount, we may refund a portion of the Contingent Deferred Sales Charge. This refund is called the Sales Charge Refund.

     Any amount used in the calculation described below will be determined on the effective date of surrender.

     INITIAL FACE AMOUNT. If you surrender the Policy during the first two Policy Years, we will pay you a Sales Charge Refund which will equal the excess, if any, of the total sales charge deducted (which consists of the 2.50% sales charge deducted from each premium payment and the Contingent Deferred Sales Charge) over (1) 30% of actual premium payments made during the first Policy Year up to the amount of the Surrender Charge Guideline (see below) for the initial Face Amount, plus (2) 9% of any actual premium payments made that exceed
(1). The amount of the refund will never decrease as the result of the payment of a premium. After the second Policy Year, there is no Sales Charge Refund with respect to the initial Face Amount.

     As described above, we calculate the Sales Charge Refund based on percentages of premium payments. While the total sales charge deducted under the Policy is not based solely on premium payments, it is possible to translate the total sales charge into a percentage of premium payments. In general, the total sales charge deducted (before calculating the Sales Charge Refund) will be 50% of each premium payment until premium payments reach a certain level. The level ranges from approximately 35% of a Surrender Charge Guideline for a male Age 0, up to approximately 115% of a Surrender Charge Guideline for a male Age 40 and down to approximately 45% of a Surrender Charge Guideline for a male Age 75. After premium payments reach this level, the total sales charge will equal 2.50% of each additional premium payment. During the two Policy Years when the Sales Charge Refund applies, however, the total sales charge will be limited to 30% of actual first year premium payments up to the amount of a Surrender Charge Guideline, 9% of actual premium payments until payments reach the level where the total sales charge drops to 2.50% and 2.50% of any additional premium payments beyond that level. If you have any questions regarding the amount of your Sales Charge Refund, please call us.

     Due to the Sales Charge Refund, the total sales charge for the initial Face Amount will be significantly less if a Policy is surrendered during the first two Policy Years rather than shortly thereafter.

     The Surrender Charge Guideline equals (1) the Face Amount or the amount of the increase divided by $1,000, (2) multiplied by the applicable factor from Appendix D.

     REQUESTED INCREASES IN FACE AMOUNT. If you cancel a requested increase in Face Amount during the first 24 Policy Months following the increase (but after the free look period -- see "Free Look and Conversion Rights -- Free Look Rights") and the Policy is surrendered at any time thereafter, we will pay you a Sales Charge Refund which will equal the excess, if any, of the total sales charge for the increase (which consists of 2.50% of the premiums attributable to the increase and the Contingent Deferred Sales Charge for the increase) over (1) 30% of the premiums attributable to the increase in the 12 Policy Months following the increase up to the amount of the Surrender Charge Guideline for the increase (see immediately preceding paragraph) plus (2) 9% of any premiums attributable to the increase that exceed (1). The amount of the refund will never decrease as the result of the payment of a premium. This refund is only available if the increase is cancelled within the 24 Policy Months following its effective date and the Policy is subsequently surrendered. No refund is available if the increase is cancelled after the 24-month period.

     Calculating total sales charge deducted for an increase as a percentage of premiums attributable to the increase is, in general, the same as described above for the initial Face Amount. Thus, due to the Sales Charge Refund, the total sales charge for a requested increase in Face Amount may be significantly less if the increase is cancelled during the 24-month period following the increase rather than shortly thereafter. If you have any questions regarding the amount of your Sales Charge Refund, please call us.

     For the purposes of the preceding paragraph, the premiums attributable to the increase will be determined as described in the section entitled "Deductions and Charges -- Surrender Charge -- Calculation of Contingent Deferred Sales Charge," which means that, in effect, we will deem a proportionate amount of the existing Accumulation Value on the effective date of the increase to be a premium payment for the increase and subsequent premium payments will be prorated.

     EFFECT OF SALES CHARGE REFUND. We will apply the Sales Charge Refund to maintain the Policy in force when the Cash Surrender Value is insufficient to cover the Monthly Deduction. If the remaining Sales Charge Refund (not already applied to keep the Policy in force) is insufficient to cover the Monthly Deduction, we may apply this remaining Sales Charge Refund for the grace period under the Policy. See "Policy Lapse and Reinstatement." Any Sales Charge Refund not so applied will be refunded to you upon the total surrender of the Policy.

PARTIAL WITHDRAWAL AND TRANSFER CHARGES

     We currently make a $10 charge for each partial withdrawal. We currently make no charge for the first 24 transfers in a Policy Year. We make a $25 charge for each subsequent transfer. We reserve the right to assess a charge for any transfer. These charges are guaranteed not to exceed $25 per transfer or partial withdrawal for the duration of the Policy. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of conversion rights.


DOLLAR COST AVERAGING SERVICE AND PORTFOLIO REBALANCING SERVICE CHARGES



     We currently make no charge for these services, although we reserve the right to charge for these services in the future.


MODIFICATION OF CHARGES

     We may modify any of the charges under the Policy, as well as the minimum Face Amount set forth in this prospectus, because of special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to our policyholders or those of affiliated insurance companies or sales to employees or clients of members of our affiliated group of insurance companies. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Modifications will not be unfairly discriminatory against any person, including the affected Policy owners and owners of all other policies funded by the Variable Account.

     Persons purchasing under a sponsored arrangement may apply for simplified underwriting. If we approve such simplified underwriting, the cost of insurance may increase as a result of higher than anticipated mortality experience. However, any such increase will not cause the cost of insurance charge to exceed the guaranteed rates set forth in the Policy.


     We and our affiliates offer other insurance products which may have different fees and charges and may better match your needs. To obtain more information about these other policies, contact your agent/registered representative or call 1-877-886-5050.


THE VARIABLE ACCOUNT

     On October 11, 1984, we established the ReliaStar Select(*)Life Variable Account as one of our separate accounts pursuant to the laws of the State of Minnesota. The Variable Account:

     - Will receive and invest the Net Premiums paid and allocated to it under the Policy;

     - Currently receives and invests net premiums for other classes of flexible premium variable life insurance policies we issue and may do so for additional classes in the future;

     - Meets the definition of a "separate account" under the Federal securities laws; and

     - Is registered with the SEC as a unit investment trust under the 1940 Act. Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, us or the Funds.

     We own the Variable Account's assets. However, Minnesota law provides that we cannot charge the Variable Account with liabilities arising out of any other business we may conduct. We are required to maintain assets which are at least equal to the reserves and other liabilities of the Variable Account. We may transfer assets which exceed these reserves and liabilities to our general account (the Fixed Account).

     For a description of the Fixed Account, see Appendix A to this prospectus.

INVESTMENTS OF THE VARIABLE ACCOUNT

     There are currently 37 Funds available under the Variable Account that are offered through this prospectus. However, we only permit you to participate in a maximum of 17 investment options over the lifetime of your Policy. You also should read the Funds' prospectuses for more detailed information, particularly because several of the Funds and portfolios may have objectives that are quite similar. Please call 1-877-886-5050 to request a Fund's prospectus. There is no assurance that any Fund will achieve its investment objective(s).


     Certain Funds offered under the Policy may have names, investment objectives and policies similar to the investment objectives and policies of other funds managed by the Fund's investment adviser. The investment results of a Fund, however, may be higher or lower than those of other funds managed by the same adviser. There can be no assurance, and no representation is made, that the investment results of any Fund will be comparable to those of another fund managed by the same investment adviser.



     Each Fund is an open-end management investment company. The investment company receives investment advice from a registered investment adviser who, other than ING Investments, LLC, is not associated with us.


PERFORMANCE INFORMATION

     Performance information for the Sub-Accounts of the Variable Account and the Funds available for investment by the Variable Account may appear in advertisements, sales literature or reports to Policy owners or prospective purchasers. Such performance information for the Sub-Accounts will reflect deductions of Fund expenses, but will not reflect deductions for other Policy expense charges, including the Monthly Mortality and Expense Risk Charge, the cost of insurance, the Monthly Administrative Charge, the Premium Expense Charge, the Surrender Charge or any charges for optional insurance benefits. We will accompany quotations of performance information for the Funds with performance information for the Sub-Accounts. Performance information for the Funds will take into account all fees and charges at the Fund level, but will not reflect any deductions from the Variable Account (such as the Monthly Deduction, Surrender Charge and any charges for optional insurance benefits or the Premium Expense Charge). Performance information reflects only the performance of a hypothetical investment during a particular time period in which the calculations are based. We may provide performance information showing total returns and average annual total returns for periods prior to the date a Sub-Account commenced operation. We will calculate such performance information based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of charges at the Variable Account level that were in effect at the inception of the Sub-Accounts.


     We may also provide individualized hypothetical illustrations of Accumulation Value, Cash Surrender Value and Death Benefit based on hypothetical investment returns of the Funds not to exceed 12%. These illustrations will reflect deductions for Fund expenses and Policy and Variable Account charges, including the Monthly Deduction, Premium Expense Charge and the Surrender Charge. Subject to regulatory approval, we may base these hypothetical illustrations on either the arithmetic or the weighted average of Fund expenses, reflecting the Fund expenses for the year ending December 31, 2001 and the Sub-Account assets as of December 31, 2001.


     We may also provide individualized hypothetical illustrations of Accumulation Value, Cash Surrender Value and Death Benefit based on historical investment returns of the Funds. These illustrations will reflect deductions for Fund expenses and Policy and Variable Account charges, including the Monthly Deduction, Premium Expense Charge and the Surrender Charge. We will base these hypothetical illustrations on the actual historical experience of the Funds as if the Sub-Accounts had been in existence and a Policy issued for the same periods as those indicated for the Funds. We will calculate such performance information based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of charges at the Variable Account level that were in effect at the inception of the Sub-Accounts.

     We may compare performance of the Sub-Accounts and/or the Funds in advertisements and sales literature:

     - To other variable life insurance issuers in general;

     - To the performance of particular types of variable life insurance policies investing in mutual funds;

     - To investment series of mutual funds with investment objectives similar to each of the Sub-Accounts, whose performance is reported by Lipper Analytical Services, Inc. and Morningstar, Inc. (independent services that monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis) or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune; and

     - To the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrial, which are widely used measures of stock market performance.

     We may also compare the performance of each Sub-Account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

DEATH BENEFIT

     If the Insured dies while the Policy is in force, we will pay the Death Benefit reduced by any Loan Amount and unpaid Monthly Deductions. This amount is called the proceeds. We may pay all or part of the proceeds in cash to your beneficiaries or under one or more of the settlement options we offer. See "General Provisions -- Settlement Options."

     GUIDELINE PREMIUM TEST. The Death Benefit will be determined with reference to the requirements for the guideline premium test for qualifying a Policy as a life insurance contract under Code Section 7702(a)(2). Under these requirements, the sum of the premiums paid under a Policy may not exceed the "guideline premium limitations," as defined in Code Section 7702(a). The Death Benefit at any time is not less than the Accumulation Value multiplied by the corridor percentages, which vary according to the Age of the Insured (as defined in Code
Section 7702(d)).

                           CORRIDOR PERCENTAGE TABLE

   INSURED'S        CORRIDOR         INSURED'S        CORRIDOR         INSURED'S        CORRIDOR
AGE ON PREVIOUS   PERCENTAGE OF   AGE ON PREVIOUS   PERCENTAGE OF   AGE ON PREVIOUS   PERCENTAGE OF
    POLICY        ACCUMULATION        POLICY        ACCUMULATION        POLICY        ACCUMULATION
  ANNIVERSARY         VALUE         ANNIVERSARY         VALUE         ANNIVERSARY         VALUE
---------------   -------------   ---------------   -------------   ---------------   -------------
40 or younger          250%             54               157%            68                117%
      41               243              55               150             69                116
      42               236              56               146             70                115
      43               229              57               142             71                114
      44               222              58               138             72                113
      45               215              59               134             73                111
      46               209              60               130             74                109
      47               203              61               128            75-90              105
      48               197              62               126             91                104
      49               191              63               124             92                103
      50               185              64               122             93                102
      51               178              65               120             94                101
      52               171              66               119         95 or older           100
      53               164              67               118

DEATH BENEFIT OPTIONS

     The policy provides two Death Benefit Options as shown below. You choose the Death Benefit Option on the application for the Policy. Subject to certain limitations, you can change the Death Benefit Option after issuance of the Policy. See "Death Benefit -- Change in Death Benefit Option."

     The Death Benefit prior to Age 95 depends upon the Death Benefit Option chosen as described below. At Age 95 the Paid-Up Life Insurance Option is automatically applied and your Death Benefit may change. See "Paid-Up Life Insurance."

     LEVEL AMOUNT OPTION. (OPTION A.) Prior to Age 95, the Death Benefit is the greater of the current Face Amount of the Policy or the Corridor Percentage of the Accumulation Value on the Valuation Date on or next following the date of the Insured's death. Under the Level Amount Option the Death benefit will remain level unless the Corridor Percentage of Accumulation Value exceeds the current Face Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies.




     VARIABLE AMOUNT OPTION. (OPTION B.) Prior to Age 95 the Death Benefit is the greater of the current Face Amount plus the Accumulation Value of the Policy or the Corridor Percentage of the Accumulation Value on the Valuation Date on or next following the date of the Insured's death. Under the Variable Amount Option, the amount of the Death Benefit will always vary as the Accumulation Value varies.

WHICH DEATH BENEFIT OPTION TO CHOOSE

     If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, you should choose the Variable Amount Option (Option B). If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Accumulation Value and lower cost of insurance charges, you should choose the Level Amount Option (Option A).

REQUESTED CHANGES IN FACE AMOUNT


     Subject to certain limitations, you may request an increase or decrease in the Face Amount after the first Policy Year. We reserve the right to limit increases and decreases in the Face Amount during the first two Policy Years. Changes in Face Amount may have tax consequences. You should consult a tax adviser before requesting a change in Face Amount.


     INCREASES. For an increase in the Face Amount, you must submit a Written Request to us. We may also require additional evidence of insurability satisfactory to us. The effective date of the increase will be the Monthly Anniversary on or next following our approval of the increase. The increase may not be less than $5,000. We will currently permit increases to the Insured's Age 80, if our requirements are met. We will deduct any charges associated with the increase (the increases in the cost of insurance and the Surrender Charge upon lapse or total surrender -- see "Effect of Requested Changes in Face Amount" below) from the Accumulation Value, whether or not you pay an additional premium in connection with the increase. You will be entitled to limited free look, conversion and refund rights with respect to requested increases in Face Amount. See "Sales Charge Refund" and "Free Look and Conversion Rights."

     DECREASES. For a decrease in the Face Amount, you must submit a Written Request to us. Any decrease in the Face Amount will be effective on the Monthly Anniversary on or next following our receipt of a Written Request. You cannot request a decrease in the Face Amount more frequently than once every six months. The Face Amount remaining in force after any requested decrease may not be less than the Minimum Face Amount shown in the Policy. Under our current rules, the Minimum Face Amount is $25,000, but we reserve the right to establish a different Minimum Face Amount in the future. If, following a decrease in Face Amount, the Policy would no longer qualify as life insurance under Federal tax law (see "Federal Tax Matters -- Tax Status of the Policy"), we will limit the decrease to the extent necessary to meet these requirements.

     For purposes of determining the cost of insurance, we will apply decreases in the Face Amount to reduce the current Face Amount in the following order:

     (1) The Face Amount provided by the most recent increase;

     (2) The next most recent increases successively; and

     (3) The Face Amount when the Policy was issued.

     By reducing the current Face Amount in this manner, the Rate Class applicable to the most recent increase in Face Amount will be eliminated first, then the Rate Class applicable to the next most recent increase and so on, for the purposes of calculating the cost of insurance. This assumption will affect the cost of insurance under the Policy only if different Rate Classes have been applied to the current Face Amount. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk (for example, a 200% Rate Class or a 300% Rate Class). In an otherwise identical Policy, an Insured in the standard Rate Class will have a lower cost of insurance than an Insured in a substandard Rate Class with higher mortality risks. See "Deductions and Charges -- Monthly Deduction."


     For example, assume that the initial Face Amount was $250,000 with a standard Rate Class and that successive increases of $25,000 (at a Rate Class of 200%) and $50,000 (at a Rate Class of 300%) were added. If a decrease of $50,000 or less is requested, the amount of insurance at a 300% Rate Class will be reduced first. If a decrease of more than $50,000 is requested, the amount at a 300% Rate Class will be eliminated and the excess over $50,000 will next reduce the amount of insurance at a 200% Rate Class.


     EFFECT OF REQUESTED CHANGES IN FACE AMOUNT. An increase or decrease in Face Amount will affect the Monthly Deduction because the cost of insurance depends upon the Face Amount. The charge for certain optional insurance benefits may also be affected. See "Deductions and Charges -- Monthly Deduction." An increase in the Face Amount will increase the Surrender Charge, but a decrease in the Face Amount will not reduce the Surrender Charge. The Surrender Charge is, however, imposed only upon lapse or total surrender of the Policy and not upon a requested decrease in Face Amount. See "Deductions and Charges -- Surrender Charge."

     An increase in the Face Amount will increase the Minimum Monthly Premium as of the effective date of the increase. Therefore, additional premium payments may be required to maintain the Death Benefit Guarantee. A decrease in the Face Amount will reduce the Minimum Monthly Premium as of the effective date of the decrease. See "Death Benefit Guarantee."


     The additional Surrender Charge on a requested increase in the Face Amount will reduce the Cash Surrender Value. If the resulting Cash Surrender Value is not sufficient to cover the Monthly Deduction, the Policy may lapse unless the Death Benefit Guarantee is in effect. See "Policy Lapse and Reinstatement -- Lapse" and "Death Benefit Guarantee."


INSURANCE PROTECTION

     As your insurance needs change, you may increase or decrease the pure insurance protection provided by the Policy (that is, the difference between the Death Benefit and the Accumulation Value) in one of several ways. These ways include:

     - Increasing or decreasing the Face Amount of insurance;

     - Changing the level of premium payments; and, to a lesser extent,

     - Making a partial withdrawal under the Policy.

     Although the consequences of each of these methods will depend upon the individual circumstances, they may be generally summarized as follows:

     - AN INCREASE IN THE FACE AMOUNT (which is generally subject to underwriting approval -- see "Death Benefit -- Requested Changes in Face Amount") will likely increase the amount of pure insurance protection, depending on the amount of Accumulation Value and the resultant corridor percentage limitation. If the insurance protection is increased, the Policy charges generally will increase as well.

     - A DECREASE IN THE FACE AMOUNT will, subject to the corridor percentage limitations (see "Death Benefit -- Death Benefit Options"), decrease the pure insurance protection without reducing the Accumulation Value. If the Face Amount is decreased, the cost of insurance charges generally will decrease as well. (Note that the Surrender Charge will not be reduced. See "Deductions and Charges -- Surrender Charge.")

     - A CHANGE IN THE LEVEL OF PREMIUM can have a variety of effects, such as the following:

       Under the Level Amount Option (Option A), until the Corridor Percentage of Accumulation Value exceeds the Face Amount, (a) an increased level of premium payments will reduce the amount of pure insurance protection and
       (b) a reduced level of premium payments will increase the amount of pure insurance protection.

       Under the Variable Amount Option (Option B), until the Corridor Percentage of Accumulation Value exceeds the Face Amount plus the Accumulation Value, the level of premium payments will not affect the amount of pure insurance protection. (However, both the Accumulation Value and the Death Benefit will be increased if premium payments are increased and reduced if premium payments are reduced.)

       Under any Death Benefit Option, if the Death Benefit is the Corridor Percentage of Accumulation Value, then (a) an increased level of premium payments will increase the amount of pure insurance protection (subject to underwriting approval -- see "Payment and Allocation of Premiums -- Amount and Timing of Premiums") and (b) a reduced level of premium payments will reduce the pure insurance protection.

     - A PARTIAL WITHDRAWAL will reduce the Death Benefit. See "Surrender Benefits -- Partial Withdrawal." However, it has a limited effect on the amount of pure insurance protection and charges under the Policy, because the decrease in the Death Benefit is usually equal to the amount of Accumulation Value withdrawn. The primary use of a partial withdrawal is to withdraw Accumulation Value. Furthermore, it results in a reduced amount of Accumulation Value and increases the possibility that the Policy will lapse.

     You should consider the techniques described in this section for changing the amount of pure insurance protection under the Policy (for example, changing the Face Amount, making a partial withdrawal and changing the amount of premium payments) together with the other restrictions and considerations described elsewhere in this prospectus.

CHANGING THE DEATH BENEFIT OPTION

     After the second Policy Year, you may change the Death Benefit Option. You must submit a Written Request to change the Death Benefit Option. A change in the Death Benefit Option will also change the Face Amount. If the Death Benefit Option is changed from the Level Amount Option (Option A) to the Variable Amount Option (Option B), the Face Amount will be decreased by an amount equal to the Accumulation Value on the effective date of the change. You cannot change from the Level Amount Option (Option A) to the Variable Amount Option (Option B) if the resulting Face Amount would fall below the minimum Face Amount (currently $25,000).

     If you change the Death Benefit Option from the Variable Amount Option (Option B) to the Level Amount Option (Option A), we will increase the Face Amount by an amount equal to the Policy's Accumulation Value on the effective date of the change.

     An increase or decrease in Face Amount resulting from a change in the Death Benefit Option will affect the future Monthly Deductions because the cost of insurance depends upon the Face Amount. A change in the Face Amount resulting from a change in the Death Benefit Option may also affect the charge for certain optional insurance benefits. See "Deductions and Charges -- Monthly Deduction." However, a Face Amount change resulting from a Death Benefit Option change will not affect the Surrender Charge.

     Unless prohibited by state law, changes in the Death Benefit Option do not currently require additional evidence of insurability.

     Changing the Death Benefit Option may have tax consequences. You should consult a tax adviser before changing the Death Benefit Option.

ACCELERATED BENEFIT RIDER

     Under certain circumstances, the Accelerated Benefit Rider allows a Policy owner to accelerate benefits from the Policy that we otherwise would pay upon the Insured's death. The benefit may vary state-by-state and you should consult your agent/registered representative as to whether and to what extent the rider is available in a particular state and on any particular Policy. Generally, we will provide an Accelerated Benefit if the Insured has a terminal illness that will result in the death of the Insured within 12 months as certified by a physician. The Accelerated Benefit will not be more than 50% of the amount that would be payable at the death of the Insured. The Accelerated Benefit will first be used to pay off any outstanding Policy loans and interest due. The remainder of the Accelerated Benefit will be paid in a lump sum to the Policy owner. Limitations, as described in the Accelerated Benefit Rider, may apply.

     We will establish a lien against the Policy for the amount of the Accelerated Benefit plus an administrative charge, plus interest on the lien. We will first use any proceeds from the Policy to repay this lien. We will reduce your access to the Cash Value by the amount of the lien. We also will reduce the proceeds payable to the beneficiary by the amount of the lien. We will assess an administrative charge of up to $300 at the time we pay the Accelerated Benefit. The Accelerated Benefit will not affect the premium payable on the Policy. Receipt of a benefit under the Accelerated Benefit Rider may give rise to Federal or state income tax. Consult a competent tax adviser for further information.

     The above information is not a complete summary of the Rider. All of the terms and provisions of the Accelerated Benefit Rider are set forth in the Rider, and you should refer to the Rider in order to fully ascertain its benefits and limitations.

PAYMENT AND ALLOCATION OF PREMIUMS

ISSUING THE POLICY

     An individual applying for a Policy must complete an application and personally deliver it to our licensed agent/registered representative. We will generally only issue a Policy to an applicant Age 80 or less who supplies evidence of insurability satisfactory to us. The minimum Face Amount is currently $25,000, but we reserve the right to specify a different minimum Face Amount in the future for issuing a new Policy. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason permitted by law.

     COVERAGE. Coverage under a Policy begins on the later of the Issue Date or the date we receive at least the minimum initial premium (see immediately following section). In general, if the applicant pays at least the minimum initial premium with the application, the Issue Date will be the later of the date of the application or the date all underwriting and administrative requirements have been met. However, if underwriting approval has not occurred within 45 days after we receive the application or if you authorize premiums to be paid by bank account monthly deduction, the Issue Date will be the date of underwriting and administrative approval.



     If you authorize premiums to be paid by government allotment, the Issue Date generally will be, subject to our underwriting approval, the first day of the month in which we receive the first Minimum Monthly Premium through government allotment, whether or not a Minimum Monthly Premium is collected with the application. If a Minimum Monthly Premium is collected with the application, it will be allocated to the Sub-Accounts of the Variable Account and the Fixed Account on the Valuation Date next following the Issue Date.

     MINIMUM INITIAL PREMIUM. The minimum initial premium is three Basic Minimum Monthly Premiums. See "Death Benefit Guarantee." If, however, you authorize premiums to be paid by bank account monthly deduction or government allotment, we will accept one Basic Minimum Monthly Premium together with the required authorization forms. The Basic Minimum Monthly Premium is specified in the Policy and determines the payments required to maintain the Death Benefit Guarantee.


     TEMPORARY INSURANCE (CONDITIONAL RECEIPT). If you apply and qualify, we may issue temporary insurance in an amount equal to the Face Amount of the Policy for which you applied. The maximum amount of temporary insurance is $4.5 million, which includes other in-force coverage you have with us. Temporary insurance may not be available in all states.



     Temporary coverage begins when all of the following events have occurred:



     - You have completed and signed our temporary life insurance coverage form.



     - We receive and accept a premium payment of at least your scheduled premium (selected on your application).



     - Part I of the application is complete.

     Temporary life insurance coverage ends on the earliest of:



     - The date we return your premium payments.



     - Five days after we mail notice of termination to the address on your application.



     - The date your Policy coverage starts.



     - The date we refuse to issue a Policy based on your application.



     - 90 days after you sign our temporary life insurance coverage form.



     There is no Death Benefit under the temporary insurance agreement if any of the following events occur:



     - There is a material misrepresentation in your answers on the temporary life insurance coverage form.



     - There is a material misrepresentation in statements on your application.



     - The person or persons intended to be the insured people die by suicide or self-inflicted injury.



     - The bank does not honor your premium check.


ALLOCATING PREMIUMS

     You choose the initial allocation of your Net Premiums to the Fixed Account and the Sub-Accounts of the Variable Account on the application for the Policy. (The Fixed Account is not available for Net Premium allocations under Policies issued in New Jersey.) You may change the premium allocation at any time by notifying us in writing. Changes will not be effective until the date we receive your request and will only affect premiums we receive on or after that date. The new premium allocation may be 100% to the Fixed Account or the Sub-Accounts or divided among the Fixed Account and the Sub-Accounts in whole percentage points totaling 100%. We reserve the right to adjust any allocation to eliminate fractional percentages. Changing current premium allocation will not affect the allocation of existing Accumulation Value.

     CREDITING NET PREMIUMS. We will credit Net Premiums on the latest of the following dates:

     - The Valuation Date we receive the premium.

     - The Valuation Date following the date of underwriting and administrative approval.

     - The Valuation Date on or next following the Issue Date.

     - The Valuation Date on or next following the date we receive at least the required minimum initial premium payment.

     - In the case of Policies issued under government allotment programs, the Valuation Date next following the Issue Date.

     Until the date on which Net Premiums are credited as described above, we will hold premium payments in our general account. No interest will be earned on these premium payments during this period of time.

     REFUNDING PREMIUMS. We will return all premiums paid without interest if any of the following occur:

     - We send notice to the applicant(s) that the insurance is declined.

     - You refuse an offer for an alternative policy.

     - You do not supply required medical exams or tests within 30 days of the date of the application.

     - You return the Policy under the limited free look right (if state law permits). See "Free Look and Conversion Rights -- Free Look Rights."

AMOUNT AND TIMING OF PREMIUMS

     The amount and frequency of premium payments will affect the Accumulation Value, the Cash Surrender Value and how long the Policy will remain in force (including affecting whether the Death Benefit

Guarantee is in effect -- see "Death Benefit Guarantee"). After the initial premium, you may determine the amount and timing of subsequent premium payments within the following restrictions:

     - In most cases, we will require that you pay cumulative premiums sufficient to maintain the Death Benefit Guarantee to keep the Policy in force during at least the first several Policy Years. See "Death Benefit Guarantee."

     - We may choose not to accept any premium less than $25.

     - We reserve the right to limit the amount of any premium payment. In general, during the first Policy Year we will not accept total premium payments in excess of $250,000 on the life of any Insured, whether such payments are received on a Policy or on any other insurance policy issued by us or our affiliates. Also, we will not accept any premium payment in excess of $50,000 on any Policy after the first Policy Year. We may waive any of these premium limitations.

     - We may require additional evidence of insurability satisfactory to us if any premium would increase the difference between the Death Benefit and the Accumulation Value (that is, the net amount at risk). A premium payment would increase the net amount at risk if at the time of payment the Death Benefit would be based upon the applicable Corridor Percentage of Accumulation Value. See "Death Benefit -- Death Benefit Options."

     - In no event may the total of all premiums paid, both scheduled and unscheduled, exceed the current maximum premium payments allowed for life insurance under Section 7702 of the Code. If at any time you pay a premium which would result in total premiums exceeding the current maximum premiums allowed, we will only accept that portion of the premium which would make total premiums equal the maximum. We will return any part of the premium in excess of that amount, and we will not accept further premiums until allowed by the current maximum premium limitations.

     - You may pay additional premiums (other than Planned Periodic Premiums) at any time while the Policy is in force before Age 95. We may limit the number and amount of these additional payments. However, you may always pay premiums if needed to keep your Policy in force for the remainder of the current Policy Year.

     - If you want to make a large premium payment under this Policy and you wish to avoid modified endowment contract classification, you may contact us in writing before making the payment and we will tell you the maximum amount which can be paid into the Policy. See "Federal Tax Matters -- Tax Status of the Policy."

     - We may treat any premium payment as a loan repayment in order to prevent the Policy from lapsing, or to prevent borrowing from the Policy to pay premium.

PLANNED PERIODIC PREMIUMS

     You may choose a Planned Periodic Premium schedule which indicates a preference as to future amounts and frequency of payment. You may pay Planned Periodic Premiums annually, semi-annually, quarterly or, if you choose, you can pay the Planned Periodic Premiums by bank account monthly deduction or government allotment.

     Your Policy will show the amount and frequency of your initial Planned Periodic Premium. You may change the Planned Periodic Premium at any time by Written Request. We may limit the amount of any increase. Failure to make any Planned Periodic Premium payment will not, however, necessarily result in lapse of the Policy. On the other hand, making Planned Periodic Premium payments will not guarantee that the Policy remains in force. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement."

PAYING PREMIUMS BY MAIL

     Planned Periodic Premiums and unscheduled additional premiums may be paid to the Company by mailing them to:

     ReliaStar Life Insurance Company
     P.O. Box 1880
     Minneapolis, MN 55480-1880

     A payment is received by us when it is received at our offices. After you have paid your initial premium, we suggest you send premium payments directly to the Company, rather than through your agent/registered representative, to assure the earliest crediting date because your premium payments will not be credited until they get to the Company.

DEATH BENEFIT GUARANTEE

     If you meet the requirements described below, we guarantee that we will not lapse the Policy even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. This feature of the Policy is called the "Death Benefit Guarantee." The Death Benefit Guarantee expires when the Insured reaches Age 65 or after five Policy Years, if longer.

     In general, the two most significant benefits from the Death Benefit Guarantee are as follows:

     - During the early Policy Years, the Cash Surrender Value (even when supplemented by the Sales Charge Refund) may not be sufficient to cover the Monthly Deduction, so that the Death Benefit Guarantee will be necessary to avoid lapse of the Policy. See "Policy Lapse and Reinstatement." This occurs when the Surrender Charge exceeds the Accumulation Value in these years. In this regard, you should consider that if you request an increase in Face Amount, an additional Surrender Charge would apply for the 15 years following the increase, which could create a similar possibility of lapse as exists during the early Policy Years.

     - To the extent the Cash Surrender Value declines due to poor investment performance or due to an additional Surrender Charge after a requested increase, the Cash Surrender Value may not be sufficient even in later Policy Years to cover the Monthly Deduction, so that the Death Benefit Guarantee may also be necessary in later Policy Years to avoid lapse of the Policy.

     Thus, even though the Policy permits premium payments that are less than the Minimum Monthly Premiums, you may lose the significant protection provided by the Death Benefit Guarantee by paying less than the Minimum Monthly Premiums.

REQUIREMENTS FOR THE DEATH BENEFIT GUARANTEE

     The Death Benefit Guarantee will be in effect if the sum of all premiums paid minus any partial withdrawals and any loans are equal to or greater than the sum of the Minimum Monthly Premiums since the Policy Date, including the Minimum Monthly Premium for the current Monthly Anniversary. You must satisfy the requirements for the Death Benefit Guarantee as of each Monthly Anniversary, even though you do not have to pay premiums monthly.


     EXAMPLE: The Policy Date is January 1, 2002. The Minimum Monthly Premium is $100 per month. No Policy loans or partial withdrawals are taken and no Face Amount changes have occurred.


     Case 1. You pay $100 each month. The Death Benefit Guarantee is maintained.


     Case 2. You pay $1,000 on January 1, 2002. The $1,000 maintains the Death
             Benefit Guarantee without your paying any additional premiums for the next ten months (through October 31, 2002). However, you must pay at least $100 by November 1, 2002 to maintain the Death Benefit Guarantee through November 30, 2002.

     We will determine (and the Policy will indicate) the amount of the initial Minimum Monthly Premium at issuance of the Policy. The initial Minimum Monthly Premium will depend upon the Insured's sex, Age at issue, Rate Class, optional insurance benefits added by rider and the initial Face Amount.

     The following Policy changes may increase or decrease the Minimum Monthly
Premium:

     - A requested increase or decrease in the Face Amount. See "Death Benefit -- Requested Changes in Face Amount."

     - A change in the Death Benefit Option. See "Death Benefit -- Changing the Death Benefit Option."

     - The addition or termination of a Policy rider. See "General Provisions -- Optional Insurance Benefits."

     We will notify you in writing of any changes in the Minimum Monthly
Premium.

     If you have not made sufficient premium payments to maintain the Death Benefit Guarantee as of any Monthly Anniversary, we will send you notice of the premium payment required to maintain the Death Benefit Guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Death Benefit Guarantee will terminate. Except by administrative practice during the first five policy years, the death benefit guarantee cannot be reinstated. This practice may be discontinued at any time without prior notice.

     Even if the Death Benefit Guarantee terminates, the Policy will not necessarily lapse. For a discussion of the circumstances under which the Policy may lapse, see "Policy Lapse and Reinstatement."

ACCUMULATION VALUE

     You should distinguish the Accumulation Value from the Cash Surrender Value that would actually be paid to you upon total surrender of the Policy. You should also distinguish the Accumulation Value from the Cash Value.

     The Variable Accumulation Value will generally vary daily and will increase or decrease to reflect the investment performance of the Funds in which Sub-Accounts of the Variable Account have been invested.

     We will increase the Variable Accumulation Value by:

     - Any Net Premiums credited to the Variable Account; and

     - Any transfers from the Fixed Account.

     We will reduce the Variable Accumulation Value by:

     - The Monthly Deduction attributable to the Variable Account;

     - Partial withdrawals from the Variable Account;

     - Any transfer and partial withdrawal charges attributable to the Variable Account; and

     - Any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred from the Variable Account to the Fixed Account as security for Policy loans -- see "Policy Loans").

     We will increase the Fixed Accumulation Value by:

     - Any Net Premiums credited to the Fixed Account;


     - Any interest credited to the Fixed Account (determined at our discretion, but guaranteed not to be less than 4%) annually; and


     - Any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred to the Fixed Account as security for Policy loans -- see "Policy Loans").

     We will reduce the Fixed Accumulation Value by:

     - The Monthly Deduction attributable to the Fixed Account;

     - Partial withdrawals from the Fixed Account;

     - Any transfer and partial withdrawal charges attributable to the Fixed Account; and

     - Any amounts transferred from the Fixed Account to the Variable Account.

     See Appendix B for a detailed discussion of the calculation of Accumulation Value.

ILLUSTRATION OF POLICY BENEFITS

     In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the Age and insurance risk characteristics of the Insured under your Policy and such factors as the specified Face Amount, Death Benefit Option, premium payment amounts and rates of return (within limits) that you request. You can request such illustrations at any time.

     We have also filed an example of such an illustration as an exhibit to the registration statement of this prospectus. This form of illustration is available to you upon request and is incorporated herein by reference. There may be state specific product features that make the illustrations applicable to you differ from the form of illustration shown in the exhibit. Subject to regulatory approval, personalized illustrations may be based upon a weighted average rather than an arithmetic average of Fund expenses.

SPECIALIZED USES OF THE POLICY

     Because the Policy provides for an accumulation of Cash Surrender Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of the Sub-Accounts to which Accumulation Value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Accumulation Value or Cash Surrender Value to fund the purpose for which the Policy was purchased. Withdrawals and Policy loans may significantly affect current and future Accumulation Value, Cash Surrender Value or Death Benefit proceeds. Depending upon Sub-Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Federal Tax Matters."

POLICY LAPSE AND REINSTATEMENT

     LAPSE. Unlike traditional life insurance policies, the failure to make a Planned Periodic Premium will not by itself cause the Policy to lapse (terminate). If the Death Benefit Guarantee is not in effect, the Policy will lapse only if, as of any Monthly Anniversary, the Cash Surrender Value plus any Sales Charge Refund is less than the Monthly Deduction due and a grace period of 61 days expires without a sufficient premium payment. If (during the first two Policy Years or the first 24 Policy Months after a requested increase in Face Amount) there exists any Sales Charge Refund (see "Sales Charge Refund") sufficient to supplement the Cash Surrender Value so as to cover the Monthly Deduction, then the Sales Charge Refund will be applied by us to keep the Policy in force. The amount of Sales Charge Refund available for such application is reduced on each Monthly Anniversary as so applied. Any payment made by you after we have kept the Policy in force in this manner will first be used to reimburse us for the amount of Sales Charge Refund so applied.

     During the early Policy Years, the Cash Surrender Value (even when supplemented by the Sales Charge Refund) will generally not be sufficient to cover the Monthly Deduction, so that premium payments sufficient to maintain the Death Benefit Guarantee will be required to avoid lapse. See "Death Benefit Guarantee."

     The Policy does not lapse, and the insurance coverage continues, until the expiration of a 61-day grace period which begins on the date we send you written notice indicating that the Cash Surrender Value plus any Sales Charge Refund is less than the Monthly Deduction due. Our written notice will indicate the amount of the payment required to avoid lapse. If you do not make a sufficient premium payment within the grace period, then the Policy will lapse without value.

     As discussed above, any Sales Charge Refund will be applied to keep the Policy in force when the Cash Surrender Value is less than the Monthly Deduction. When a total surrender of the Policy is requested after the start of a grace period, any remaining Sales Charge Refund (not already applied to keep the Policy in force) will be so applied for the grace period, and consequently not refunded, unless the surrender request is received by us within 30 days after we mail the grace period notice to you. If such a request is timely received, you will be refunded an amount equal to any unapplied Sales Charge Refund that existed as of the Monthly Anniversary on which the Cash Surrender Value deficiency causing the grace period notice occurred, plus any unearned prepaid loan interest as of such Monthly Anniversary.

     If the Insured dies during the grace period, the proceeds payable will equal the amount of the Death Benefit on the Valuation Date on or next following the date of the Insured's death, reduced by any Loan Amount and any unpaid Monthly Deductions.

     If the Death Benefit Guarantee is in effect, we will not lapse the Policy. See "Death Benefit Guarantee."

     REINSTATEMENT. Reinstatement means putting a lapsed Policy back in force. You may reinstate a lapsed Policy by Written Request any time within five years after it has lapsed if it has not been surrendered for its Cash Surrender Value.

     To reinstate the Policy and any riders, you must submit evidence of insurability satisfactory to us and you must pay a premium large enough to keep the Policy in force for at least two months.


     Unless allowed otherwise under state law, a lapsed Death Benefit Guarantee cannot be reinstated after the fifth Policy Year.


SURRENDER BENEFITS

     Subject to certain limitations, you may make a total surrender of the Policy or a partial withdrawal of the Policy's Cash Surrender Value by sending us a Written Request. We will determine the amount available for a total surrender or partial withdrawal at the end of the Valuation Period when we receive your Written Request. Generally, we will pay any amounts from the Variable Account upon total surrender or partial withdrawal within seven days after we receive your Written Request. We may postpone payments, however, in certain circumstances. See "General Provisions -- Postponement of Payments."

TOTAL SURRENDER

     You may surrender the Policy at any time for its Cash Surrender Value plus any Sales Charge Refund by making a Written Request. The Cash Surrender Value is the Accumulation Value of the Policy reduced by any Surrender Charge, Loan Amount and unpaid Monthly Deductions. Surrendering the Policy may have tax consequences. See "Federal Tax Matters."

PARTIAL WITHDRAWAL


     After the first Policy Year, you may also withdraw part of the Cash Surrender Value. If your request is by telephone, it must be for less than $25,000. Otherwise, your request must be made by a Written Request. We currently allow only one partial withdrawal in any Policy Year. When you make a partial withdrawal we deduct your withdrawal amount plus a current $10 charge for each withdrawal. We guarantee that this charge will not exceed $25 for each partial withdrawal. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges." The amount of any partial withdrawal must be at least $500 and, each year during the first 15 Policy Years, may not be more than 20% of the Cash Surrender Value on the date we receive your telephone or Written Request.

     Unless you specify a different allocation, we make partial withdrawals from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis based upon the Accumulation Value. We will determine these proportions at the end of the Valuation Period during which we receive your request. For purposes of determining these proportions, we first subtract any outstanding Loan Amount from the Fixed Accumulation Value.

     EFFECT OF PARTIAL WITHDRAWALS. We will reduce the Accumulation Value by the amount of any partial withdrawal. We will also reduce the Death Benefit by the amount of the withdrawal, or, if the Death Benefit is based on the Corridor Percentage of Accumulation Value (see "Death Benefit -- Death Benefit Options"), by an amount equal to the corridor percentage times the amount of the partial withdrawal.

     If the Level Amount Option (Option A) is in effect, we will reduce the Face Amount by the amount of the partial withdrawal. When increases in the Face Amount have occurred previously, we reduce the current Face Amount by the amount of the partial withdrawal in the following order:

     (1) The Face Amount provided by the most recent increase;

     (2) The next most recent increases successively; and

     (3) The Face Amount when the Policy was issued.

     (This assumption also applies to requested decreases in Face Amount -- see "Death Benefit -- Requested Changes in Face Amount.") Thus, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the Policy. See "Death Benefit -- Requested Changes in Face Amount," "Deductions and Charges -- Monthly Deduction" and "Death Benefit -- Insurance Protection."

     We do not allow a partial withdrawal if the Face Amount after a partial withdrawal would be less than the Minimum Face Amount.

     If the Variable Amount Option (Option B) is in effect, a partial withdrawal does not affect the Face Amount.

     A partial withdrawal may also cause the termination of the Death Benefit Guarantee because we deduct the amount of the partial withdrawal from the total premiums paid in calculating whether you have paid sufficient premiums in order to maintain the Death Benefit Guarantee.

     Like partial withdrawals, Policy loans are a means of withdrawing funds from the Policy. See "Policy Loans." A partial withdrawal or a Policy loan may have tax consequences depending on the circumstances of such withdrawal or loan. See "Federal Tax Matters -- Tax Status of the Policy."

TRANSFERS


     You may transfer all or part of the Variable Accumulation Value between the Sub-Accounts or to the Fixed Account subject to any conditions the Funds whose shares are involved may impose and any conditions we may impose on transfers. See "Excessive Trading." (Transfers to or from the Fixed Account are not available for Policies issued in New Jersey.) You may also direct us to automatically make periodic transfers under the Dollar Cost Averaging or Portfolio Rebalancing services as described below.



     To transfer all or part of the Variable Accumulation Value from a Sub-Account, we redeem Accumulation Units and reinvest their values in other Sub-Accounts, or the Fixed Account, as you direct in your request. We will effect transfers, and determine all values in connection with transfers, at the end of the Valuation Period during which we receive your request, except as otherwise specified for the Dollar Cost Averaging or Portfolio Rebalancing services. With respect to future Net Premium payments, however, your current premium allocation will remain in effect unless (1) you have requested the Portfolio Rebalancing service or (2) you are transferring all of the Variable Accumulation Value from the Variable Account to the Fixed Account in exercise of conversion rights. See "Free Look and Conversion Rights -- Conversion Rights."

     Transfers from the Fixed Account to the Variable Account are subject to the following additional restrictions:

     - Your transfer request must be postmarked no more than 30 days before or after the Policy Anniversary in any year and only one transfer is permitted during this period;

     - The Fixed Accumulation Value after the transfer must be at least equal to the Loan Amount;

     - You may only transfer up to 50% of the Fixed Accumulation Value, less any Loan Amount, unless the balance, after the transfer, would be less than $1,000, in which event you may transfer the full Fixed Accumulation Value, less any Loan Amount; and

     - You must transfer at least the lesser of $500 or the total Fixed Accumulation Value less any Loan Amount.

     See Appendix A. Some of these restrictions may be waived for transfers due to the Portfolio Rebalancing service.


     TELEPHONE PRIVILEGES. Unless otherwise stipulated by state law or unless you decline it on the application or contact our Customer Service Center, telephone privileges are automatically provided to you and your agent/registered representative. Telephone privileges allow you to:



     - Make transfers between Sub-Accounts;



     - Change allocations among Fund options;



     - Request partial withdrawals for amounts under $25,000;



     - Request Policy loans for amounts under $25,000;



     - Change your Dollar Cost Averaging service; and



     - Change your Portfolio Rebalancing service.



     Our Customer Service Center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures include:



     - Requiring some form of personal identification;



     - Providing written confirmation of any transactions; and



     - Tape recording telephone calls.



     By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue this privilege at any time.



     FAX INSTRUCTIONS. We consider any requests made via fax as Written Requests. Any fax request should include:



     - Your name;



     - Daytime telephone number;



     - Policy number; and, in the case of transfers,



     - The names of the Sub-Accounts from which and to which money will be transferred and the allocation percentage.



     Telephone and facsimile transfers may not always be available. Telephone or fax systems, whether ours, yours, your service provider's or your agent's/registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by Written Request.


EXCESSIVE TRADING

     Excessive trading activity can disrupt orderly Fund management strategies and increase Fund expenses by causing:

     - Increased trading and transaction costs;

     - Disruption of planned investment strategies;

     - Forced and unplanned portfolio turnover;

     - Lost opportunity costs; and

     - Large asset swings that decrease the Fund's ability to provide maximum investment return to all Policy owners.

     In response to excessive trading, we may place restrictions or refuse transfers made by third-party agents acting on behalf of Policy owners such as market timing services. We will refuse or place restrictions on transfers when we determine, in our sole discretion, that transfers are harmful to the Funds or Policy owners as a whole.


     DOLLAR COST AVERAGING SERVICE. You may request this service if your Face Amount is at least $100,000 and your Accumulation Value, less any Loan Amount, is at least $5,000. If you request this service, you direct us to automatically make specific periodic transfers of a fixed dollar amount from any of the Sub-Accounts to one or more of the Sub-Accounts or to the Fixed Account. We do not permit transfers from the Fixed Account under this service. You may request that we make transfers of this type on a monthly, quarterly, semi-annual or annual basis. This service is intended to allow you to use "Dollar Cost Averaging," a long-term investment method which provides for regular investments over time. We make no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. You may discontinue this service at any time by notifying us by Written Request or by telephone.


     If you are interested in the Dollar Cost Averaging service, you may obtain a separate application form and full information concerning this service and its restrictions from us or your agent/registered representative.

     We will discontinue the Dollar Cost Averaging service immediately (1) on receipt of any request to begin a Portfolio Rebalancing service; (2) if the Policy is in the grace period on any date when Dollar Cost Averaging transfers are scheduled; or (3) if the specified transfer amount from any Sub-Account is more than the Accumulation Value in that Sub-Account.

     We reserve the right to discontinue, modify or suspend this service. For Policies issued in New Jersey, we may not discontinue this service, but reserve the right to charge up to $50 per transfer. Any such modification or discontinuation would not affect any Dollar Cost Averaging service requests already commenced. We currently make no charge for this service, although we reserve the right to make charges for this service in the future.


     PORTFOLIO REBALANCING SERVICE. You may request this service if your Face Amount is at least $200,000 and your Accumulation Value, less any Loan Amount, is at least $10,000. This service is intended to allow you to use "Portfolio Rebalancing," a method of maintaining a consistent approach to investing your Accumulation Value, less any Loan Amount, over time and simplifying the process of asset allocation among your chosen investment options. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation of Accumulation Value, less any Loan Amount, among the Sub-Accounts of the Variable Account and the Fixed Account. We will also change your allocation of future Net Premium payments to be equal to this specified percentage allocation. You may request that we make transfers under this service on a quarterly, semi-annual or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives.

     The Accumulation Value in each Sub-Account of the Variable Account and the Fixed Account will grow or decline at different rates over time. Portfolio Rebalancing will periodically transfer Accumulation Values from those accounts that have increased in value to those accounts that have increased at a slower rate or declined in value. If all accounts decline in value, it will transfer Accumulation Values from those that have decreased less in value to those that have decreased more in value. We make no guarantees that Portfolio Rebalancing will result in a profit or protect against loss. You may discontinue this service at any time by notifying us by Written Request or by telephone.



     If you are interested in the Portfolio Rebalancing service, you may obtain a separate application form and full information concerning this service and its restrictions from us or your agent/registered representative.


     If you are using the Portfolio Rebalancing service, we will discontinue this service immediately (1) on receipt of any request to change the allocation of premiums to the Fixed Account and Sub-Account of the Variable Account; (2) on receipt of any request to begin a Dollar Cost Averaging service; (3) upon receipt of any request to transfer Accumulation Value among the Fixed Account or Sub-Accounts; or (4) if the policy is in the grace period or the Accumulation Value, less any Loan Amount, is less than $7,500 on any Valuation Date when Portfolio Rebalancing transfers are scheduled.

     We reserve the right to discontinue, modify, or suspend this service. For a Policy issued in New Jersey, we may not discontinue this service, but we reserve the right to charge up to $50 per transfer. Any such modification or discontinuation could affect Portfolio Rebalancing services currently in effect, but only after 30 days notice to affected Policy owners. We currently make no charge for this service, although we reserve the right to make charges for this service in the future.

     TRANSFER LIMITS. We currently do not limit the number of transfers in a Policy Year, although we reserve the right to limit you to no more than four transfers per Policy Year. All transfers that are effective on the same Valuation Date will be treated as one transfer transaction. Transfers made due to the Dollar Cost Averaging or Portfolio Rebalancing services do not currently count toward the limit on the number of transfers.

     TRANSFER CHARGES. We currently make no charge for the first 24 transfers during a Policy Year. We make a $25 charge for each subsequent transfer. We reserve the right to make a charge not to exceed $25 per transfer for any transfer. No charge is currently made for transfers to implement Dollar Cost Averaging and Portfolio Rebalancing. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges." In no event, however, will we impose any charge in connection with the exercise of a conversion right, or transfers occurring as the result of Policy loans. All transfers are also subject to any charges and conditions imposed by the Fund whose shares are involved. We will treat all transfers that are effective on the same Valuation Date as one transfer transaction for purposes of assessing any transfer charge.

POLICY LOANS


     GENERAL. As long as the Policy remains in effect, you may borrow money from us using the Policy as security for the loan. We do reserve the right to limit loans during the first Policy Year (except that persons in Indiana may take loans during the first Policy Year). The maximum amount you may borrow at any time is equal to the loan value of the Policy, which is equal to 75% of the Cash Value (100% in Texas and 90% in Alabama, Maryland and Virginia) less the existing Loan Amount. If the Policy is in force as paid-up life insurance, the loan value is equal to the Cash Value on the next Policy Anniversary less any existing Loan Amount and loan interest to that date. Each Policy loan must be at least $500 ($200 in Connecticut). After Age 65, we currently allow you to borrow 100% of the Cash Surrender Value.



     You may request a Policy loan by Written Request or by telephone on any Valuation Date. If your request is by telephone, it must be for less than $25,000. We currently do not require any election form to make telephone loan requests. We will employ reasonable procedures to confirm that loan requests made by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmations of such instructions and/or tape recording telephone instructions.


     Policy loans have priority over the claims of any assignee or other person. You may repay a Policy loan in whole or in part at any time on or before the date the Insured reaches Age 95, while the Insured is living.

     We will normally pay the loan proceeds to you within seven days after we receive your request. We may postpone payment of loan proceeds to you under certain circumstances. See "General Provisions -- Postponement of Payments."

     Payments you make generally will be treated as premium payments, rather than Policy loan repayments, unless you indicate that we should treat the payment otherwise or unless we decide, at our discretion, to apply the payment as a Policy loan repayment. As a result, unless you indicate that a payment is a loan repayment, all payments you make to the Policy will generally be subject to the Premium Expense Charge. See "Deductions and Charges -- Premium Expense Charge."

     IMMEDIATE EFFECT OF POLICY LOANS. When we make a Policy loan, we will segregate an amount equal to the Policy loan (which includes interest payable in advance) within the Accumulation Value of your Policy and hold it in the Fixed Account as security for the loan. As described below, you will pay interest to us on the Policy loan, but we will also credit interest to you on the amount held in the Fixed Account as security for the loan. We will include the amount segregated in the Fixed Account as security for the Policy loan as part of the Fixed Accumulation Value under the Policy, but we will credit that amount with interest on a basis different from other amounts in the Fixed Account.

     Unless you specify differently, amounts held as security for the Policy loan will come proportionately from the Fixed Accumulation Value and the Variable Accumulation Value (with the proportions being determined as described below). We will transfer assets equal to the portion of the Policy loan coming from the Variable Accumulation Value from the Sub-Accounts of the Variable Account to the Fixed Account, THEREBY REDUCING THE ACCUMULATION VALUE HELD IN THE SUB-ACCOUNTS. We do not treat these transfers as transfers for the purposes of assessing the transfer charge or calculating the limit on the number of transfers.

     If you request an additional loan, we add the new loan amount to your existing Policy loan. This way, there is only one loan outstanding on your Policy at any time.

     EFFECT ON INVESTMENT PERFORMANCE. Amounts coming from the Variable Account as security for Policy loans will no longer participate in the investment performance of the Variable Account. We will credit all amounts held in the Fixed Account as security for Policy loans (that is, the Loan Amount) with interest at an effective annual rate currently equal to 5.50% (guaranteed to be no less than 4%). WE WILL NOT CREDIT ADDITIONAL INTEREST TO THESE AMOUNTS. On the Policy Anniversary, we will allocate any interest credited on these amounts to the Fixed Account and the Variable Account according to the premium allocation then in effect. See "Payment and Allocation of Premiums -- Allocating Premiums."

     Although you may repay Policy loans in whole or in part at any time before the Insured's Age 95, Policy loans will permanently affect the Policy's potential Accumulation Value. As a result, to the extent that the Death Benefit depends upon the Accumulation Value (see "Death Benefit -- Death Benefit Options"), Policy loans will also affect the Death Benefit under the Policy. This effect could be favorable or unfavorable depending on whether the investment performance of the assets allocated to the Sub-Account(s) is less than or greater than the interest being credited on the assets transferred to the Fixed Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under the Policy will be lower when such interest credited is less than the investment performance of assets held in the Sub-Account(s).

     EFFECT ON POLICY COVERAGE. We will notify you if, on any Monthly Anniversary, the Loan Amount is greater than the Accumulation Value, plus any Sales Charge Refund, less the then applicable Surrender Charge. If we do not receive sufficient payment within 61 days from the date we send notice to you, the Policy will lapse and terminate without value. Our written notice to you will indicate the amount of the payment required to avoid lapse. The Policy may, however, later be reinstated. See "Policy Lapse and Reinstatement."

     A Policy loan may also cause termination of the Death Benefit Guarantee, because we deduct the Loan Amount from the total premiums paid in calculating whether you have paid sufficient premiums in order to maintain the Death Benefit Guarantee. See "Death Benefit Guarantee."

     We will reduce proceeds payable upon the death of the Insured by any Loan Amount.

     INTEREST. The interest rate charged on Policy loans will be an annual rate of 7.40% payable in advance. After the tenth Policy Year, we currently charge interest at an annual rate of 5.21%, payable in advance, on that portion of your Loan Amount that is not in excess of (1) the Accumulation Value, less (2) the total of all premiums paid less all partial withdrawals. We will charge interest on any excess of this amount at the annual rate of 7.40%, payable in advance.

     Interest is payable in advance (for the rest of the Policy Year) at the time any Policy loan is made and at the beginning of each Policy Year thereafter (for that entire Policy Year). If you do not pay interest when due, we will deduct it from the Cash Surrender Value as an additional Policy loan (see "Immediate Effect of Policy Loans" above) and we will add it to the existing Loan Amount.

     Because we charge interest in advance, we will refund any interest that we have not earned to you upon lapse or surrender of the Policy or repayment of the Policy loan.

     REPAYMENT OF LOAN AMOUNT. You may repay the Loan Amount at any time while the Insured is living before the Insured reaches Age 95 (see "Paid-Up Life Insurance Option"). If not repaid, we will deduct the Loan Amount from any amount payable under the Policy. Unless you provide us with notice to the contrary, we generally will treat any payments on the Policy as premium payments, which are subject to the Premium Expense Charge. Any repayments on the Loan Amount will result in amounts being reallocated from the Fixed Account and to the Sub-Accounts of the Variable Account according to your current premium allocation.

     TAX CONSIDERATIONS. A Policy loan may have tax consequences depending on the circumstances of the loan. See "Federal Tax Matters -- Tax Status of the Policy."

FREE LOOK AND CONVERSION RIGHTS

FREE LOOK RIGHTS

     The Policy provides for a "free look" period after application for and issuance of the Policy. The Policy also provides for a "free look" period after any requested increase in Face Amount.

     CANCELLATION. During the free look period you have a right to return the Policy for cancellation and receive a refund of premiums paid for the Policy or the increase. You must return the Policy to us or your agent/registered representative and ask us to cancel the Policy or cancel your increase by the latest of:

     - Midnight of the 20th day after receiving the Policy or a new Policy Data Page;

     - Midnight of the 20th day after a written Notice of Right of Withdrawal is mailed or delivered to you; or

     - Midnight of the 45th day after the date your application for the Policy or the request for increase is signed.

     Upon requesting cancellation of the increase, you will receive a refund, if you so request, or otherwise a restoration to the Policy's Accumulation Value (allocated among the Fixed Account and the Sub-Accounts of the Variable Account as if it were a Net Premium payment), in an amount equal to all Monthly Deductions attributable to the increase in Face Amount, including rider costs arising from the increase.

CONVERSION RIGHTS

     During the first two Policy Years and the first two years following a requested increase in Face Amount, we provide you with an option to convert the Policy or any requested increase in Face Amount to a life insurance policy under which the benefits do not vary with the investment experience of the Variable Account.

For policies issued in all states, except Connecticut and New Jersey, we make this option available by permitting you to transfer all or a part of your Variable Accumulation Value to the Fixed Account. For policies issued in Connecticut and New Jersey, you may exchange this Policy for a new permanent fixed benefit life insurance policy that we offer in those states. The two conversion right options are discussed below.

     GENERAL OPTION. In all states except Connecticut and New Jersey, you may exercise your conversion right by transferring all or any part of your Variable Accumulation Value to the Fixed Account. If, at any time during the first two Policy Years or the first two years following a requested increase in Face Amount, you request transfer from the Variable Account to the Fixed Account and indicate that you are making the transfer in exercise of your conversion right, we will not assess any transfer charge on the transfer and the transfer will not count against the limit on the number of transfers. At the time of such transfer, there is no effect on the Policy's Death Benefit, Face Amount, net amount at risk, Rate Class(es) or issue Age -- only the method of funding the Accumulation Value under the Policy will be affected. See "Death Benefit," "Accumulation Value" and Appendix A, "The Fixed Account."

     If you transfer all of the Variable Accumulation Value from the Variable Account to the Fixed Account and indicate that you are making this transfer in exercise of your Conversion Right, we will automatically credit all future premium payments on the policy to the Fixed Account unless you request a different allocation.

     CONNECTICUT AND NEW JERSEY. During the first two Policy Years and during the first 24 months following a requested increase in Face Amount, you may convert the Policy or the Face Amount increase to any fixed benefit whole life insurance policy we offer. We will not require any evidence of insurability for the conversion. In order to convert to a new policy, we must receive a written conversion request. If the entire Policy is being converted, you must surrender the Policy to us. The conversion must be made while the Policy is in force; and any outstanding Loan Amount must be repaid.

     The new policy will have the same issue Age and Rate Class as the Policy. If you are converting the entire Policy, the effective date of the conversion will be the date on which we receive both your written conversion request and the Policy. If you are converting a Face Amount increase, the effective date of the conversion will be the date on which we receive your written conversion request.

     On the effective date of the conversion, the new policy will have, at your option, either:

     (1) A death benefit which is equal to the Death Benefit of the Policy on the effective date of the conversion, or in the case of a Face Amount increase, a death benefit equal to the increase in Face Amount; or

     (2) A net amount at risk which equals the Death Benefit of the Policy on the effective date of the conversion, less the Accumulation Value on that date, or in the case of a Face Amount increase, a net amount at risk which equals the Face Amount increase on the effective date of conversion less the Accumulation Value on that date which is considered to be part of the Face Amount increase.

     The conversion will be subject to an equitable adjustment in payments and Policy values to reflect variances, if any, in the payments and Policy values under the Policy and the new policy. We may require an additional premium payment. The old Policy's Surrender Charge will not be applied. The new policy's provisions and charges will be the same as those that would have been in effect had the new policy been issued on the Policy Date.

ADDITIONAL INFORMATION ON THE INVESTMENTS OF THE VARIABLE ACCOUNT

INVESTMENT LIMITS

     Although there are currently 37 Variable Account investment options offered through this prospectus, we currently only permit you to participate in a maximum of 17 investment options over the lifetime of your Policy. You do not have to choose your investment options in advance, but once you participate in the 17th

Fund since your Policy was issued, you would only be able to transfer within those 17 Funds already used and which are still available.


MIXED AND SHARED FUNDING; CONFLICTS OF INTEREST



     The Funds only sell shares to separate accounts of insurance companies that may or may not be affiliated with the Company. This is known as "shared funding." These separate accounts may fund variable annuity contracts or variable life insurance policies. This process is known as "mixed funding." We currently do not foresee any disadvantages to you arising out of this. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various contract owners to conflict. For example, the Funds may sell shares to certain qualified pension and retirement plans that qualify under Section 401 of the Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. However, each Fund has advised us that its board of trustees (or directors) intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that a Fund's response to any such event insufficiently protects the interests of various contract holders, we will see to it that appropriate action to protect is taken. If it becomes necessary for any separate account to replace shares of any Fund in which it invests, that Fund may have to liquidate securities in its portfolio on a disadvantageous basis.


     There also is a possibility that one Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.

     The Funds distribute dividends and capital gains. However, we automatically reinvest distributions in additional Fund shares at net asset value. The Sub-Account receives the distributions which are then reflected in the Unit Value of that Sub-Account. See "Accumulation Value."


     We have entered into service arrangements with the managers or distributors of certain of the Funds. Under these arrangements, we or our affiliates may receive compensation from the Funds or affiliates of the Funds. This compensation is for providing administrative, record keeping, distribution and other services to the Funds or their affiliates. Such compensation is generally based upon assets invested in the particular Funds or based on the aggregated net asset goals. Payments of such amounts do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one Fund to another. The amounts we receive may be significant.


ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held by the Variable Account or that the Variable Account may purchase.

     - We reserve the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in a new Fund, or in shares of another investment company, with a specified investment objective. We may establish new Sub-Accounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new Sub-Accounts available to existing Policy owners on a basis we determine.

     - We may eliminate one or more Sub-Accounts, or prohibit additional new premium or transfers into a Sub-Account, if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

     - We reserve the right to eliminate the shares of any of the Funds and to substitute shares of another Fund or of another open-end, registered investment company. The new Funds may have higher fees and charges than the ones they replaced and not all Funds may be available to all classes of Policies. We will not substitute any shares attributable to your interest in a Sub-Account of the Variable Account without notice and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

     Nothing contained herein shall prevent the Variable Account from:

     - Purchasing other securities of other Funds or classes of policies;

     - Permitting a conversion between Funds or classes of policies on the basis of requests made by Policy owners; or

     - Substituting the shares of one Fund for shares of another Fund in the event of a merger of Funds or similar transaction.

     In the event of any such substitution, deletion or change, we may make appropriate changes in this and other policies to reflect such substitution, deletion or change. If you allocated all or a portion of your investments to any of the current funds that are being substituted for or deleted, you may transfer the portion of the Accumulation Value affected without paying a transfer charge.

     If we deem it to be in the best interests of persons having voting rights under the Policies, we may:

     - Operate the Variable Account as a management company under the 1940 Act;

     - Deregister the Variable Account under the 1940 Act in the event such registration is no longer required; or

     - Combine the Variable Account with our other separate accounts.

VOTING RIGHTS

     You have the right to instruct us how to vote the Fund shares attributable to the Policy at regular meetings and special meetings of the Funds. We will vote the Fund shares held in Sub-Accounts according to the instructions received, as long as:

     - The Variable Account is registered as a unit investment trust under the 1940 Act; and

     - The Variable Account's assets are invested in Fund shares.

     If we determine that, because of applicable law or regulation, we do not have to vote according to the voting instructions received, we will vote the Fund shares at our discretion.

     All persons entitled to voting rights and the number of votes they may cast are determined as of a record date, set by the Fund, not more than 90 days before the meeting of the Fund. All Fund proxy materials and appropriate forms used to give voting instructions will be sent to persons having voting interests.

     We will vote any Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Policy owners, in proportion to the instructions received from all Policy owners having a voting interest in the Fund. Any Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund and will be voted in the same manner as are the respective account's votes.

     Owning the Policy does not give you the right to vote at meetings of our stockholders.

     DISREGARDING VOTING INSTRUCTIONS. We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of any Fund or to approve or disapprove an investment advisory contract for any Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of any Fund if we reasonably disapprove of such changes. We would disapprove a change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determine that the change would have an adverse effect on the Variable Account in that the proposed investment policy for a Fund may result in speculative or unsound investments. In the event we do disregard voting instructions, we will include a summary of that action and the reasons for such action in the next annual report to owners.

PAID-UP LIFE INSURANCE


     Before Age 95, if the Insured is living and the Policy is in force, you may make a Written Request to direct us to apply the Cash Surrender Value of the Policy to purchase paid-up life insurance. If the Insured is living at Age 95 and the Policy is in force, the Cash Surrender Value of the Policy will automatically be applied to purchase paid-up life insurance unless the Insured notifies us in writing before Age 95 that the Cash Surrender Value should be paid in cash. The amount by which any paid-up insurance will exceed its cash value cannot be greater than the amount by which the Policy's Death Benefit exceeds the Policy's Accumulation Value. We will pay you in cash any Cash Surrender Value not used to purchase paid-up life insurance. Any cash paid out or Policy loans forgiven may be considered a taxable event.

GENERAL PROVISIONS

OWNERSHIP

     While the Insured is alive, subject to the Policy's provisions you may:

     - Change the amount and frequency of premium payments.

     - Change the allocation of premiums.

     - Change the Death Benefit Option.

     - Change the Face Amount.


     - Make transfers between Sub-Accounts and the Fixed Account.


     - Surrender the Policy for cash.

     - Make a partial withdrawal for cash.

     - Receive a Policy loan.

     - Assign the Policy as collateral.

     - Change the beneficiary.

     - Transfer ownership of the Policy.

     - Enjoy any other rights the Policy allows.

     Some of these transactions may have tax consequences and you should consider any such tax consequences before taking any of these actions.

PROCEEDS

     At the Insured's death, the proceeds payable include the Death Benefit then in force:

     - Plus any additional amounts provided by rider on the life of the Insured;

     - Plus any Policy loan interest that we have collected but not earned;

     - Minus any Loan Amount; and

     - Minus any unpaid Monthly Deductions.


     We may pay the proceeds in a lump sum or, if you choose, we may apply the proceeds to one of the settlement options.


BENEFICIARY

     You may name one or more beneficiaries on the application when you apply for the Policy. You may later change beneficiaries by Written Request. You may also name a beneficiary whom you cannot change without his or her consent (irrevocable beneficiary). If no beneficiary is surviving when the Insured dies, we will pay the Death Benefit to you, if surviving, or otherwise to your estate.

POSTPONEMENT OF PAYMENTS

     We generally make payments from the Variable Account for Death Benefits, cash surrender, partial withdrawal or loans within seven days after we receive all the documents required for the payments.

     We may, however, delay making a payment when we are not able to determine the Variable Accumulation Value because (1) the New York Stock Exchange is closed, other than customary weekend or holiday closings, or the SEC restricts trading on the New York Stock Exchange; (2) the SEC by order permits postponement for the protection of Policy holders; or (3) the SEC determines that an emergency exists, which makes disposing of securities not reasonably practicable or which makes it not reasonably practicable to determine the value of the Variable Account's net assets. We may also postpone transfers and allocations to and against any Sub-Account of the Variable Account under these circumstances.

     We may delay any of the payments that we make from the Fixed Account up to six months from the date we receive the documents required. We will pay interest at an effective annual rate of not less than 3.50% if we delay payment more than 30 days. We will not credit any additional interest to any delayed payments. The time a payment from the Fixed Account may be delayed and the rate of interest paid on such amounts may vary among states.

SETTLEMENT OPTIONS

     Settlement options are ways you can choose to have the Policy's proceeds paid. These settlement options apply to proceeds paid:

     - At the Insured's death.

     - On total surrender of the Policy.

     We pay the proceeds to one or more payees. We may pay the proceeds in a lump sum or we may apply them to one of the following settlement options. You may request that we use a combination of options. You must apply at least $2,500 to any option for each payee under that option. Under an installment option, each payment must be at least $25. We may adjust the interval to make each payment at least $25.

     Proceeds applied to any option no longer earn interest at the rate applied to the Fixed Account or participate in the investment performance of the Funds.

     Option 1 -- Proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval.

     Option 2 -- Proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid.

     Option 3 -- Proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid.

     Option 4 -- The proceeds provide an annuity payment with a specified number of months "certain." The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee.

     Option 5 -- The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

     Option 6 -- The proceeds are used to provide an annuity based on the rates in effect when the proceeds are applied. We do not apply this option if a similar option would be more favorable to the payee at that time.

     INTEREST ON SETTLEMENT OPTIONS. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on funds that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors. The interest rate will never be less than an effective annual rate of 3.50%.

     In determining amounts we pay under Options 3 and 4, we assume interest at an effective annual rate of 3.50%. Also, for Option 3 and "certain" periods under Option 4, we credit any excess interest we may declare on funds that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors.


     If you or the beneficiary do not select a settlement option, unless requested otherwise death benefit proceeds generally will be paid to an interest bearing account which can be assessed through the use of a checking account provided to the beneficiary. Interest earned on this account may be less than interest paid on other settlement options.


INCONTESTABILITY

     After the Policy has been in force during the Insured's lifetime for two years from the Policy's Issue Date, we cannot claim the Policy is void or refuse to pay any proceeds unless the Policy terminated before the death of the Insured.

     If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year contestable period measured from the date of the increase.

     If the Policy is reinstated, we measure the contestable period from the date of reinstatement with respect to statements made on the application for reinstatement.

MISSTATEMENT OF AGE AND SEX

     If the Insured's Age or sex or both are misstated (except where unisex rates apply), the Death Benefit will be the amount that the most recent cost of insurance would purchase using the current cost of insurance rate for the correct Age and sex.

SUICIDE

     If the Insured commits suicide, whether sane or insane, within two years of the Policy's Issue Date (one year in Colorado and North Dakota), we do not pay the Death Benefit. Instead, we refund all premiums paid for the Policy and any attached riders, minus any Loan Amounts and partial withdrawals.

     If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year suicide limitation for the proceeds associated with that increase. If the Insured commits suicide, whether sane or insane, within two years of the effective date of the increase, we pay the Death Benefit prior to the increase and refund the cost of insurance for that increase.

TERMINATION

     The Policy terminates when any of the following occurs:

     - The Policy lapses. See "Policy Lapse and Reinstatement."

     - The Insured dies.

     - You surrender the Policy for its Cash Surrender Value.

     - We amend the Policy according to the amendment provision described below and you do not accept the amendment.

     - The Policy matures. See "Paid-Up Life Insurance Option."

AMENDMENT

     We reserve the right to amend the Policy, in order to include any future changes relating to the following:

     - Any SEC rulings and regulations.

     - The Policy's qualification for treatment as a life insurance policy under the following:

          - The Code, as amended.

          - Internal Revenue Service rulings and regulations.

          - Any requirements imposed by the Internal Revenue Service.

REPORTS

     ANNUAL STATEMENT. We will send you an annual statement once each year free of charge showing the Face Amount, Death Benefit, Accumulation Value, Cash Surrender Value, Loan Amount, premiums paid, Planned Periodic Premiums, interest credits, partial withdrawals, transfers and charges since the last statement.

     Additional statements are available upon request. We may make a charge not to exceed $50 for each additional annual statement you request.

     We send semi-annual reports with financial information on the Funds, including a list of investment holdings of each Fund.

     We send confirmation notices to you throughout the year for certain Policy transactions such as partial withdrawals and loans.

     PROJECTION REPORT. Upon request, we will provide you a report projecting future results based on the Death Benefit Option you specify, the Planned Periodic Premiums you specify and the Accumulation Value of your Policy at the end of the prior Policy Year. We may make a charge not to exceed $50 for each Projection Report you request after the first report in a Policy Year.


     OTHER REPORTS. The Company will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Funds, will be mailed to your household, even if you or other persons in your household have more than one Policy issued by us or an affiliate. Call 1-877-886-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each contract in all future mailings.


DIVIDENDS

     The Policy does not entitle you to participate in our surplus. We do not pay you dividends under the Policy.

     The Sub-Account receives any dividends paid by the related Fund. Any such dividend is credited to you through the calculation of the Sub-Account's daily Unit Value.

COLLATERAL ASSIGNMENT

     You may assign the benefits of the Policy as collateral for a debt. This limits your rights to the Cash Surrender Value and the beneficiary's rights to the proceeds. An assignment is not binding on us until we receive written notice. Assigning the Policy may have tax consequences. You should consult a tax adviser before assigning the Policy.

OPTIONAL INSURANCE BENEFITS

     The Policy can include additional benefits, in the form of riders to the Policy, if our requirements for issuing such benefits are met. We currently offer the following benefit riders, although some riders may not be available in some states.

     ACCELERATED BENEFIT RIDER. Under certain circumstances we may pay a part of the Death Benefit to you when the Insured has been diagnosed as having a terminal illness. See "Accelerated Benefit Rider."

     ACCIDENTAL DEATH BENEFIT RIDER. Provides an additional benefit if the Insured dies from an accidental injury.

     ADDITIONAL INSURED RIDER. Provides a ten-year, guaranteed level premium and level term coverage for the Insured, the Insured's spouse, or a child of the Insured.

     CHILDREN'S INSURANCE RIDER. Provides up to $10,000 of term life insurance on the life of each of the Insured's children, up to Age 25.

     COST OF LIVING INCREASE RIDER. Provides optional increases in Face Amount on the life of the Insured every two years based on the cost of living without evidence of insurability.

     WAIVER OF MONTHLY DEDUCTION RIDER. The Monthly Deduction for the Policy is waived while the Insured is totally disabled under the terms of the rider.

     WAIVER OF SPECIFIED PREMIUM RIDER. Contributes a specified amount of premium to the Policy each month while the Insured is totally disabled under the terms of the rider. This rider may not be available in all states. Ask your agent/registered representative about the availability of this rider in your state.

FEDERAL TAX MATTERS


     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).



TAX STATUS OF THE COMPANY



     The Company is taxed as a life insurance company under the Code, as amended. The Variable Account is not a separate entity from the Company. Therefore, the Variable Account is not taxed separately as a "regulated investment company," but is taxed as part of the Company. Investment income and realized capital gains attributable to the Variable Account are automatically applied to increase reserves under the Policy. Because of this, under existing Federal income tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the Policies. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the separate account before being used by the Company.



     In summary, we do not expect that we will incur any Federal income tax liability attributable to the Variable Account, and we do not intend to make provisions for any such taxes. However, if changes in the Federal tax laws or their interpretation result in our being taxed on income or gains attributable to the Variable Account, then we may impose a charge against the Variable Account (with respect to some or all of the Policies) to set aside provisions to pay such taxes.


TAX STATUS OF THE POLICY


     This Policy is designed to qualify as a life insurance contract under the Code. All terms and provisions of the Policy shall be construed in a manner which is consistent with that design. In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a policy must satisfy certain requirements which are set forth in Code Section 7702. Specifically, the Policy must meet the requirements of the "guideline premium test" as specified in Code Section 7702. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your Policy in order to do so.



     The guideline premium test provides for a maximum premium in relation to the Death Benefit and a minimum corridor percentage of Death Benefit in relation to Accumulation Value.



     We will at all times strive to assure that the Policy meets the statutory definition which qualifies the Policy as life insurance for Federal income tax purposes. (See "Death Benefit.")



DIVERSIFICATION AND INVESTOR CONTROL REQUIREMENTS



     In addition to meeting the Code Section 7702 guideline premium test, Code
Section 817(h) requires separate account investments, such as our Variable Account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each Sub-Account must meet certain tests. If your variable life Policy is not adequately diversified under these regulations, it is not treated as life insurance under Code Section 7702. You would then be subject to Federal income tax on your Policy income as you earn it. Our Sub-Account's Funds have represented that they will meet the diversification standards that apply to your Policy.



     In certain circumstances, you, as owner of a variable life insurance Policy, may be considered the owner for Federal income tax purposes of the Variable Account assets used to support your Policy. Any income and gains from the Variable Account assets are includable in the gross income from your Policy under these circumstances. The IRS has stated in published rulings that a variable contract owner is considered the owner of Variable Account assets if the contract owner has "indicia of ownership" in those assets. "Indicia of ownership" includes the ability to exercise investment control over the assets.



     Your ownership rights under your Policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and in your Policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the Variable Account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. While we believe that the Policy does not give you investment control over the assets of the Variable Account, we reserve the right to modify your Policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the Variable Account assets, or to otherwise qualify your Policy for favorable tax treatment.



     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.



TAX TREATMENT OF POLICY DEATH BENEFITS



     We believe that the Death Benefit under a Policy is generally excludable from the gross income of the beneficiary(ies) under Code Section 101(a)(1). However, there are exceptions to this general rule. Additionally, Federal and local transfer, estate inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy owner or beneficiary(ies). A tax adviser should be consulted about these consequences.


MODIFIED ENDOWMENT CONTRACTS


     Under the Code, certain life insurance contracts are classified as "modified endowment contracts" and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policy as to premiums and benefits, the individual circumstances of each Policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction in benefits, could also cause it to be classified as a modified endowment contract. A current or prospective Policy owner should consult with a competent adviser to determine whether or not a Policy transaction will cause the Policy to be classified as a modified endowment contract.



     If a Policy becomes a modified endowment contract, distributions that occur during the Policy Year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.



MULTIPLE POLICIES



     All modified endowment contracts that are issued by us (or our affiliates) to the same Policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includable in the Policy owner's income when a taxable distribution occurs.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS



     Generally, the Policy owner will not be taxed on any of the Policy Accumulation Value until there is a distribution. When distributions from a Policy occur, or when loan amounts are taken from or secured by a Policy, the tax consequences depend on whether or not the Policy is a "modified endowment contract."



     Special rules also apply if you are subject to the alternative minimum tax. You should consult a tax adviser if you are subject to the alternative minimum tax.



     MODIFIED ENDOWMENT CONTRACTS. Once a Policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:



     - All distributions other than Death Benefits, including distributions upon surrender and withdrawals, from a modified endowment contact will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy owner's investment in the Policy only after all gain has been distributed. The amount of gain in the Policy will be equal to the difference between the Policy's Accumulation Value and the investment in the Policy.



     - Loan amounts taken from or secured by a Policy classified as a modified endowment contract are treated as distributions and taxed first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy owner's investment in the Policy only after all gain has been distributed.



     - A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to distributions (a) made on or after the date on which the taxpayer attains Age 59 1/2; (b) which are attributable to the taxpayer's becoming disabled (as defined in the Code); or (c) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a tax adviser to determine whether or not you may be subject to this penalty tax.



     POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than Death Benefits from a Policy that is not classified as a modified endowment contract are generally treated first as a recovery of the Policy owner's investment in the Policy. Only after the recovery of all investment in the Policy, is there taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes, if Policy benefits are reduced during the first fifteen Policy Years, may be treated in whole or in part as ordinary income subject to tax.

     Loan amounts from or secured by a Policy that is not a modified endowment contract are generally not taxed as distributions. Finally, neither distributions from, nor loan amounts from or secured by, a Policy that is not a modified endowment contract are subject to the 10% additional income tax.



INVESTMENT IN THE POLICY



     Your investment in the Policy is generally the total of your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax free and will be increased by the amount of taxable loan distributions under a modified endowment contract.


POLICY LOANS

     In general, interest on a Policy loan will not be deductible. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.

     If a loan from a Policy is outstanding when the Policy is canceled or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the Policy and will be taxed accordingly.


ACCELERATED DEATH BENEFIT RIDER



     We believe that payments under the Accelerated Death Benefit Rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the Insured under the Policy. (See "Accelerated Death Benefit Rider" for more information about this rider.) However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.



SECTION 1035 EXCHANGES



     Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of one life insurance policy for another life insurance policy or for an endowment or annuity contract. We accept 1035 exchanges with outstanding loans. Special rules and procedures apply to Section 1035 exchanges. If you wish to take advantage of Section 1035, you should consult your tax adviser.



TAX-EXEMPT POLICY OWNERS



     Special rules may apply to a Policy that is owned by a tax-exempt entity. Tax-exempt entities should consult their tax adviser regarding the consequences of purchasing and owning a Policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.



POSSIBLE TAX LAW CHANGES



     Although the likelihood of legislative action is uncertain, there is always the possibility that the tax treatment of the Policy could be changed by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the Policy.



CHANGES TO COMPLY WITH THE LAW



     So that your Policy continues to qualify as life insurance under the Code, we reserve the right to refuse to accept all or part of your premium payments or to change your Death Benefit. We may refuse to allow you to make partial withdrawals that would cause your Policy to fail to qualify as life insurance. We also may make changes to your Policy or its riders or take distributions from your Policy to the degree that we deem necessary to qualify your Policy as life insurance for tax purposes.



     If we make any change of this type, it applies the same way to all affected Policies.



     Any increase in your Death Benefit will cause an increase in your cost of insurance charges.

OTHER



     The Policy is not available for sale to and cannot be acquired with funds that are assets of (i) an employee benefit plan as defined in section 3(3) of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and that is subject to Title I of ERISA; (ii) a plan described in section 4975(e)(1) of the Code; or (iii) an entity whose underlying assets include plan assets by reason of the investment by an employee benefit plan or other plan in such entity within the meaning of 29 C.F.R. Section 2510.3-101 or otherwise.



     Policy owners may use the Policies in various other arrangements, including:



     - non-qualified deferred compensation or salary continuance plans



     - split dollar insurance plans



     - executive bonus plans



     - retiree medical benefit plans



     - other plans.



     The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. If you want to use any of your Policies in this type of arrangement, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.



     In recent years, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.



     The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you may have to pay income taxes and possibly penalties later.



     The transfer of the Policy or designation of a beneficiary may have Federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to a person who is assigned to a generation which is two or more generations below the generation assignment of the Policy owner may have generation skipping transfer tax consequences under Federal tax law. The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which Federal, state and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation skipping and other taxes.



     You should consult qualified legal or tax advisers for complete information on Federal, state, local and other tax considerations.




DISTRIBUTION OF THE POLICIES


     ING America Equities, Inc., our affiliate, is the principal underwriter (distributor) for the Policies. ING American Equities, Inc. is registered as a broker/dealer with the SEC and the National Association of Securities Dealers, Inc. ("NASD"). We will pay ING America Equities, Inc. under a distribution agreement.



     Prior to May 1, 2002, Washington Square Securities, Inc. ("WSSI"), a Minnesota corporation and an affiliate of ours, was the principal underwriter (distributor) for the Policies. We paid WSSI under a distribution agreement.

     The Policies are sold through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. The affiliated broker/dealers may include:



     - Aeltus Capital, Inc.



     - BancWest Investment Services, Inc.



     - Baring Investment Services, Inc.



     - Compulife Investor Services, Inc.



     - Directed Services, Inc.



     - Financial Network Investment Corporation



     - Financial Northeastern Securities, Inc.



     - Granite Investment Services, Inc.



     - Guaranty Brokerage Services, Inc.



     - IFG Network Securities, Inc.



     - ING Barings Corp.



     - ING Direct Funds Limited



     - ING DIRECT Securities, Inc.



     - ING Financial Advisers, LLC



     - ING Funds Distributor, Inc.



     - ING Furman Selz Financial Services LLC



     - ING TT&S (U.S.) Securities, Inc.



     - Locust Street Securities, Inc.



     - Multi-Financial Securities Corporation



     - PrimeVest Financial Services, Inc.



     - Systematized Benefits Administrators, Inc.



     - United Variable Services, Inc.



     - VESTAX Securities Corporation



     - Washington Square Securities, Inc.



     All broker/dealers who sell this Policy have entered into selling agreements with us. Under these selling agreements, a distribution allowance is paid to these broker/dealers, who in turn pay commissions to their agents/registered representatives who sell this Policy. We may advance commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives).


     During the first Policy Year commissions generally will be no more than 100% of the premiums paid up to the annualized Minimum Monthly Premium, plus 4% of additional premiums. In any subsequent Policy Year, commissions generally will be no more than 3% of premiums paid in that year. In addition, a trail commission of 0.25% of the average monthly Accumulation Value (excluding any Loan Amount) during each Policy Year may be paid. Further, agents/registered representatives may be eligible to receive certain overrides and other benefits based on the amount of earned commissions.


     For all Policies which use the Variable Account, the aggregate amount paid to WSSI under our Distribution Agreement was $56,727,215 in 2001, $69,346,267 in 2000 and $51,164,472 in 1999.

     We pay wholesaler fees and marketing and training allowances. We may provide repayments or make sponsor payments for broker/dealers to use in sales contests for their registered representatives. We do not hold contests directly based on sales of the Policy. We do hold training programs from time to time at our own expense. We pay dealer concessions, wholesaling fees, other allowances and the costs of all other incentives or training programs from our resources which include sales charges.


MANAGEMENT


     The following is a list of current directors and principal officers of the Company, their position with the Company and their and business experience during the past five years.



    NAME AND ADDRESS         POSITION WITH COMPANY        BUSINESS EXPERIENCE DURING PAST 5 YEARS
    ----------------        ------------------------    -------------------------------------------
Wayne R. Huneke*            Director and Chief          Has held several directorships and various
                            Financial Officer           executive officer positions with various
                                                        affiliated companies within the ING
                                                        organization, including positions as
                                                        Director, Chief Financial Officer,
                                                        President, Senior Executive Vice President,
                                                        Senior Vice President, Vice President, and
                                                        Treasurer.
P. Randall Lowery*          Director                    Has held several directorships and various
                                                        executive officer positions with various
                                                        affiliated companies within the ING
                                                        organization, including positions as
                                                        Director, Executive Vice President, and
                                                        General Manager and Chief Actuary.
Thomas J. McInerney**       Director                    Has held several directorships and various
                                                        executive officer positions with various
                                                        affiliated companies within the ING
                                                        organization, including positions as
                                                        Director, President, and Chief Executive
                                                        Officer.
Robert C. Salipante***      Director                    Has held several directorships and various
                                                        executive officer positions with various
                                                        affiliated companies within the ING
                                                        organization, including positions as
                                                        Director, Chairman, Vice Chairman, Chief
                                                        Executive Officer, Chief Operating Officer,
                                                        President, and Senior Vice President.
Mark A. Tullis*             Director                    Has held several directorships and various
                                                        executive officer positions with various
                                                        affiliated companies within the ING
                                                        organization since 1999, including
                                                        positions as Director, President,
                                                        Treasurer, and General Manager and Chief of
                                                        Staff. Executive Vice President of
                                                        Primerica from 1994 to 1999.
Chris D. Schreier*          President                   Has held several directorships and various
                                                        executive officer positions with various
                                                        affiliated companies within the ING
                                                        organization, including positions as
                                                        Director, President, Vice President, Second
                                                        Vice President, Treasurer, and Assistant
                                                        Treasurer.
David Wheat*                Chief Accounting Officer    Chief Accounting Officer of various
                                                        affiliated companies within the ING
                                                        organization since 2001. Partner of Ernst &
                                                        Young LLP from 1993 to 2001 and Office
                                                        Managing Partner of Ernst & Young LLP from
                                                        1995-1999.

    NAME AND ADDRESS         POSITION WITH COMPANY        BUSINESS EXPERIENCE DURING PAST 5 YEARS
    ----------------        ------------------------    -------------------------------------------
Paula Cludray-Engelke***    Secretary                   Has held various officer positions with
                                                        various affiliated companies within the ING
                                                        organization, including positions as
                                                        Secretary, Assistant Secretary, Director of
                                                        Individual Compliance, Director of
                                                        Contracts Compliance and Special Benefits.


------------------------

  *The address of these Directors and Officers is 5780 Powers Ferry Road, NW,
   Atlanta, Georgia 30327-4390. These individuals may also be directors and/or officers of other affiliates of the Company.



 **The address of this Director is 151 Farmington Avenue, Hartford, Connecticut
   06156. This individual may also be a director and/or an officer of other affiliates of the Company.



***The address of this Director and this Officer is 20 Washington Avenue South,
   Minneapolis, Minnesota 55401. These individuals may also be directors and/or officers of other affiliates of the Company.


STATE REGULATION

     We are subject to the laws of the State of Minnesota governing insurance companies and to regulation and supervision by the Insurance Department of the State of Minnesota. We file an annual statement in a prescribed form with the Insurance Department each year and in each state we do business, covering our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to review by the Insurance Division and a full examination of our operations is conducted periodically (usually every three years) by the National Association of Insurance Commissioners. This regulation does not, however, involve supervision or management of our investment practices or policies.

     In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

     We are also subject to supervision and verification by the State of Minnesota regarding participating business allocated to the Participation Fund Account, which was established in connection with the reorganization and demutualization of the Company in 1989. The Participation Fund Account was established for the purpose of maintaining the dividend practices relative to certain policies previously issued by the Company's former Mutual Department. The Participation Fund Account is not a separate account as described under Minnesota Statutes Chapter 61A. An annual examination of the Participation Fund Account is made by independent consulting actuaries representing the Insurance Division of the State of Minnesota.

MASSACHUSETTS AND MONTANA RESIDENTS

     If you are a resident of Massachusetts or Montana, you should disregard all Policy provisions described in the prospectus that are based on the sex of the Insured. We will issue this Policy in Massachusetts and Montana on a unisex basis. You also should disregard references made to the mortality tables applicable to this Policy and substitute these references with an 80% male 20% female blend of the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Last Birthday.

LEGAL PROCEEDINGS

     The Variable Account is not a party to any pending legal proceedings. The Company is a defendant in various lawsuits in connection with the normal conduct of its insurance operations. Some of the claims seek to be granted class action status and many of the claims seek both compensatory and punitive damages. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse impact to the financial position of the Company. It should be noted, however, that a number of financial services companies have been subjected to significant awards in connection with punitive damages claims and the Company can make no assurances that it will not be subjected to such an award. The defense of the putative class actions pending against the Company may require the commitment of substantial internal resources and the retention of legal counsel and expert advisers.

BONDING ARRANGEMENTS


     Directors, officers and employees of the Company are covered by a blanket fidelity bond in an amount in excess of $60 million issued by Lloyds of London.



LEGAL MATTERS



     Legal matters in connection with the Variable Account and the Policy described in this prospectus have been passed upon by Counsel for the Company.


EXPERTS


     The statements of assets and liabilities of ReliaStar Select(*)Life Variable Account as of December 31, 2001 and the related statements of operations and changes in net assets for each of the two years in the period then ended and the statutory basis financial statements of ReliaStar Life Insurance Company at December 31, 2001 and 2000 and for each of the two years then ended, appearing in this prospectus have been audited by Ernst & Young LLP, independent auditors, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in account and auditing.



     The financial statement of ReliaStar Select(*)Life Variable Account for the year ended December 31, 1999, included in this prospectus has been audited by Deloitte & Touche LLP, independent auditors, as stated in their respective report appearing elsewhere herein, and is included in reliance upon such report given upon their authority as experts in accounting and auditing. The primary business address of Deloitte & Touche LLP is 400 One Financial Plaza, 120 South Sixth Street, Minneapolis, Minnesota, 55402.


     Actuarial matters included in this prospectus have been examined by Craig
A. Krogstad, F.S.A., M.A.A.A., as stated in the opinion filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT CONTAINS FURTHER INFORMATION

     A Registration Statement has been filed with the SEC under the Securities Act of 1933 with respect to the Policies. This prospectus does not contain all information included in the Registration Statement, its amendments and exhibits. For further information concerning the Variable Account, the Funds, the Policies and us, please refer to the Registration Statement.

     Statements in this prospectus concerning provisions of the Policy and other legal documents are summaries. Please refer to the documents as filed with the SEC for a complete statement of the provisions of those documents.

     Information may be obtained from the SEC's principal office in Washington, D.C., for a fee it prescribes or examined there without charge; or by accessing the SEC's website at www.sec.gov.

FINANCIAL STATEMENTS

     The financial statements for the Variable Account reflect the operations of the Variable Account as of December 31, 2001 and for each of the three years in the period then ended. The financial statements are audited. The periods covered are not necessarily indicative of the longer term performance of the assets held in the Variable Account.


     The statutory basis financial statements of ReliaStar Life Insurance Company which are included in this prospectus should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of ReliaStar Life Insurance Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account. These statutory basis financial statements are as of December 31, 2001 and 2000 and for the years then ended. The financial statements are audited. The periods covered are not necessarily indicative of the longer term performance of the Company.

                 (THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.)

                              FINANCIAL STATEMENTS

                        RELIASTAR LIFE INSURANCE COMPANY
                         SELECT(*)LIFE VARIABLE ACCOUNT

                                     INDEX

                                                              PAGE
                                                              ----
Statements of Assets and Liabilities........................   S-2
Statements of Operations....................................   S-8
Statements of Changes in Net Assets.........................  S-13
Notes to Financial Statements...............................  S-19
Independent Auditors' Reports...............................  S-27

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                 (IN THOUSANDS, EXCEPT SHARES AND UNIT VALUES)

ASSETS:

     Investments in mutual funds at market value:

                                                                               ALGER       ALGER         ALGER         AIM V.I.
                                                                  ALGER      AMERICAN    AMERICAN       AMERICAN         DENT
                                                                 AMERICAN    LEVERAGED    MIDCAP         SMALL        DEMOGRAPHIC
                                                                  GROWTH      ALLCAP      GROWTH     CAPITALIZATION     TRENDS
                                          SHARES       COST     PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO         FUND
                                        ----------   --------   ----------   ---------   ---------   --------------   -----------
The Alger American Fund:
 Alger American Growth Portfolio......   1,222,936   $ 54,276   $   44,967   $     --    $     --       $     --       $     --
 Alger American Leveraged AllCap
   Portfolio..........................      91,627      3,509           --      2,891          --             --             --
 Alger American MidCap Growth
   Portfolio..........................     895,917     16,524           --         --      15,831             --             --
 Alger American Small Capitalization
   Portfolio..........................     379,721      6,486           --         --          --          6,284             --
AIM Variable Insurance Funds:
 AIM VI Dent Demographic Trends
   Fund...............................     770,174      5,809           --         --          --             --          4,305
Fidelity's Variable Insurance Products
 Fund (VIP):
 VIP Equity-Income Portfolio -- IC
   Shares.............................   4,453,775     98,688           --         --          --             --             --
 VIP Growth Portfolio -- IC Shares....   4,360,166    161,519           --         --          --             --             --
 VIP High Income Portfolio -- IC
   Shares.............................   2,513,511     22,497
 VIP Money Market Portfolio -- IC
   Shares.............................  51,303,426     51,303           --         --          --             --             --
 VIP Overseas Portfolio -- IC
   Shares.............................     936,362     18,228           --         --          --             --             --
Fidelity's Variable Insurance Products
 Fund II (VIP II):
 VIP II Asset Manager Portfolio -- IC
   Shares.............................   1,568,638     25,527           --         --          --             --             --
 VIP II Contrafund Portfolio -- IC
   Shares.............................   3,385,624     78,349           --         --          --             --             --
 VIP II Index 500 Portfolio -- IC
   Shares.............................     624,968     85,963           --         --          --             --             --
 VIP II Investment Grade Bond
   Portfolio -- IC Shares.............     946,441     11,664           --         --          --             --             --
Golden American Trust:
 GCG Trust Fully Managed..............      82,810      1,481           --         --          --             --             --
 GCG Trust Mid-Cap Growth Series......      11,960        161           --         --          --             --             --
Janus Aspen Series:
 Aggressive Growth Portfolio..........   1,386,373     62,706           --         --          --             --             --
 Growth Portfolio.....................   1,502,295     43,744           --         --          --             --             --
 International Growth Portfolio.......     790,581     18,623           --         --          --             --             --
 Worldwide Growth Portfolio...........   1,883,504     71,305           --         --          --             --             --
Neuberger Berman Advisers Management
 Trust:
 AMT Limited Maturity Bond
   Portfolio..........................     555,499      7,240           --         --          --             --             --
 AMT Partners Portfolio...............     629,192     10,539           --         --          --             --             --
 AMT Socially Responsive Portfolio....      57,609        619           --         --          --             --             --
Pilgrim Variable Products Trust:
 Pilgrim VP Growth Opportunities
   Portfolio..........................     474,570      3,469           --         --          --             --             --
 Pilgrim VP Growth + Value
   Portfolio..........................   1,148,396     28,491           --         --          --             --             --
 Pilgrim VP High Yield Bond
   Portfolio..........................     379,323      1,351           --         --          --             --             --
 Pilgrim VP International Value
   Portfolio..........................     760,738      9,169           --         --          --             --             --
 Pilgrim VP MagnaCap Portfolio........      56,342        518           --         --          --             --             --
 Pilgrim VP MidCap Opportunities
   Portfolio..........................     216,205      1,448           --         --          --             --             --
 Pilgrim VP Research Enhanced Index
   Portfolio..........................     576,410      2,622           --         --          --             --             --
 Pilgrim VP SmallCap Opportunities
   Portfolio..........................   1,420,755     36,218           --         --          --             --             --
OCC Accumulation Trust:
 Equity Portfolio.....................     139,590      4,787           --         --          --             --             --
 Global Equity Portfolio..............     112,988      1,656           --         --          --             --             --
 Managed Portfolio....................     196,858      8,113           --         --          --             --             --
 Small Cap Portfolio..................     340,862      9,230           --         --          --             --             --
Putnam Variable Trust:
 Putnam VT Asia Pacific Growth
   Fund -- Class IA Shares............     274,618      2,214           --         --          --             --             --
 Putnam VT Diversified Income
   Fund -- Class IA Shares............     141,450      1,452           --         --          --             --             --
 Putnam VT Growth and Income
   Fund -- Class IA Shares............   1,847,434     46,228           --         --          --             --             --
 Putnam VT New Opportunities
   Fund -- Class IA Shares............   2,293,233     52,834           --         --          --             --             --
 Putnam VT Small Cap Value
   Fund -- Class IA Shares............      79,445      1,137           --         --          --             --             --
 Putnam VT Utilities Growth and Income
   Fund -- Class IA Shares............     147,688      2,436           --         --          --             --             --
 Putnam VT Voyager Fund -- Class IA
   Shares.............................   3,544,709    138,236           --         --          --             --             --
                                                                ----------   --------    --------       --------       --------
   Total assets.......................                          $   44,967   $  2,891    $ 15,831       $  6,284       $  4,305
LIABILITIES:
 Payable to (from) ReliaStar Life
   Insurance Company..................                                  (1)        --          --              1             (1)
                                                                ----------   --------    --------       --------       --------
                                                                $   44,966   $  2,891    $ 15,831       $  6,285       $  4,304
                                                                ==========   ========    ========       ========       ========
NET ASSETS:
 Accumulation units...................                          $   44,966   $  2,891    $ 15,831       $  6,285       $  4,304
                                                                ----------   --------    --------       --------       --------
   Total net assets...................                          $   44,966   $  2,891    $ 15,831       $  6,285       $  4,304
                                                                ==========   ========    ========       ========       ========
 Accumulation units outstanding:
   Select(*)Life I....................                             230,172         --     109,647         71,919             --
   Select(*)Life Series 2000..........                           2,843,538    455,447     813,139        664,479        802,345
 Accumulation unit values:
   Select(*)Life I....................                          $    14.16   $     --    $  16.63       $   8.27       $     --
   Select(*)Life Series 2000..........                          $    14.67   $   6.35    $  17.23       $   8.56       $   5.36

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
                               DECEMBER 31, 2001
                 (IN THOUSANDS, EXCEPT SHARES AND UNIT VALUES)

     FIDELITY'S VIP                                     FIDELITY'S VIP                    FIDELITY'S VIP
        EQUITY-       FIDELITY'S VIP   FIDELITY'S VIP       MONEY        FIDELITY'S VIP      II ASSET      FIDELITY'S VIP
         INCOME           GROWTH        HIGH INCOME         MARKET          OVERSEAS         MANAGER       II CONTRAFUND
       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
      -- IC SHARES     -- IC SHARES     -- IC SHARES     -- IC SHARES     -- IC SHARES     -- IC SHARES     -- IC SHARES
     --------------   --------------   --------------   --------------   --------------   --------------   --------------
       $       --       $       --       $       --       $       --       $       --       $       --       $       --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
          101,323               --               --               --               --               --               --
                           146,545
                                             16,112
               --               --               --           51,303               --               --               --
               --               --               --               --           12,997               --               --
               --               --               --               --               --           22,761               --
               --               --               --               --               --               --           68,153
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
               --               --               --               --               --               --               --
       ----------       ----------       ----------       ----------       ----------       ----------       ----------
       $  101,323       $  146,545       $   16,112       $   51,303       $   12,997       $   22,761       $   68,153
               23               14               (2)              (3)              (8)              (1)               5
       ----------       ----------       ----------       ----------       ----------       ----------       ----------
       $  101,346       $  146,559       $   16,110       $   51,300       $   12,989       $   22,760       $   68,158
       ==========       ==========       ==========       ==========       ==========       ==========       ==========
       $  101,346       $  146,559       $   16,110       $   51,300       $   12,989       $   22,760       $   68,158
       ----------       ----------       ----------       ----------       ----------       ----------       ----------
       $  101,346       $  146,559       $   16,110       $   51,300       $   12,989       $   22,760       $   68,158
       ==========       ==========       ==========       ==========       ==========       ==========       ==========
          891,044        1,217,904          246,997          336,275          256,014          504,235          184,556
        2,495,703        3,218,582          986,526        2,960,883          550,747          592,768        2,699,614
       $    41.52       $    49.17       $    20.54       $    19.79       $    19.93       $    24.26       $    13.21
       $    25.78       $    26.93       $    11.19       $    15.08       $    14.32       $    17.76       $    24.34

                                                       GOLDEN
                      FIDELITY'S VIP     GOLDEN       AMERICAN    JANUS ASPEN
     FIDELITY'S VIP   II INVESTMENT     AMERICAN     TRUST GCG      SERIES
      II INDEX 500      GRADE BOND      TRUST GCG    TRUST MID-   AGGRESSIVE
       PORTFOLIO        PORTFOLIO      TRUST FULLY   CAP GROWTH     GROWTH
      -- IC SHARES     -- IC SHARES      MANAGED       SERIES      PORTFOLIO
     --------------   --------------   -----------   ----------   -----------
       $       --       $       --     $       --    $       --   $       --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
           81,290               --             --            --           --
               --           12,228             --            --           --
               --               --          1,449            --           --
               --               --             --           170           --
               --               --             --            --       30,472
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
               --               --             --            --           --
       ----------       ----------     ----------    ----------   ----------
       $   81,290       $   12,228     $    1,449    $      170   $   30,472
               (5)              --              1            --           27
       ----------       ----------     ----------    ----------   ----------
       $   81,285       $   12,228     $    1,450    $      170   $   30,499
       ==========       ==========     ==========    ==========   ==========
       $   81,285       $   12,228     $    1,450    $      170   $   30,499
       ----------       ----------     ----------    ----------   ----------
       $   81,285       $   12,228     $    1,450    $      170   $   30,499
       ==========       ==========     ==========    ==========   ==========
          255,958          110,355             --            --      235,336
        2,667,648          608,540        142,303        21,692    2,000,203
       $    27.86       $    19.93     $       --    $       --   $    13.22
       $    27.80       $    16.48     $    10.19    $     7.82   $    13.69

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
                               DECEMBER 31, 2001
                 (IN THOUSANDS, EXCEPT SHARES AND UNIT VALUES)

ASSETS:

     Investments in mutual funds at market value:

                                                                          JANUS ASPEN    JANUS ASPEN     NEUBERGER
                                                           JANUS ASPEN      SERIES         SERIES       BERMAN AMT     NEUBERGER
                                                             SERIES      INTERNATIONAL    WORLDWIDE       LIMITED      BERMAN AMT
                                                             GROWTH         GROWTH         GROWTH      MATURITY BOND    PARTNERS
                                      SHARES      COST      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                    ----------   -------   -----------   -------------   -----------   -------------   ----------
The Alger American Fund:
 Alger American Growth
   Portfolio......................   1,222,936   $54,276   $       --      $       --    $       --      $     --       $     --
 Alger American Leveraged AllCap
   Portfolio......................      91,627     3,509           --              --            --            --             --
 Alger American MidCap Growth
   Portfolio......................     895,917    16,524           --              --            --            --             --
 Alger American Small
   Capitalization Portfolio.......     379,721     6,486           --              --            --            --             --
AIM Variable Insurance Funds:
 AIM VI Dent Demographic Trends
   Fund...........................     770,174     5,809           --              --            --            --             --
Fidelity's Variable Insurance
 Products Fund (VIP):
 VIP Equity-Income Portfolio -- IC
   Shares.........................   4,453,775    98,688           --              --            --            --             --
 VIP Growth Portfolio -- IC
   Shares.........................   4,360,166   161,519           --              --            --            --             --
 VIP High Income Portfolio -- IC
   Shares.........................   2,513,511    22,497           --              --            --            --             --
 VIP Money Market Portfolio -- IC
   Shares.........................  51,303,426    51,303           --              --            --            --             --
 VIP Overseas Portfolio -- IC
   Shares.........................     936,362    18,228           --              --            --            --             --
Fidelity's Variable Insurance
 Products Fund II (VIP II):
 VIP II Asset Manager
   Portfolio -- IC Shares.........   1,568,638    25,527           --              --            --            --             --
 VIP II Contrafund Portfolio -- IC
   Shares.........................   3,385,624    78,349           --              --            --            --             --
 VIP II Index 500 Portfolio -- IC
   Shares.........................     624,968    85,963           --              --            --            --             --
 VIP II Investment Grade Bond
   Portfolio -- IC Shares.........     946,441    11,664           --              --            --            --             --
Golden American Trust:
 GCG Trust Fully Managed..........      82,810     1,481           --              --            --            --             --
 GCG Trust Mid-Cap Growth
   Series.........................      11,960       161           --              --            --            --             --
Janus Aspen Series:
 Aggressive Growth Portfolio......   1,386,373    62,706           --              --            --            --             --
 Growth Portfolio.................   1,502,295    43,744       29,866              --            --            --             --
 International Growth Portfolio...     790,581    18,623           --          18,555            --            --             --
 Worldwide Growth Portfolio.......   1,883,504    71,305           --              --        53,755            --             --
Neuberger Berman Advisers
 Management Trust:
 AMT Limited Maturity Bond
   Portfolio......................     555,499     7,240           --              --            --         7,483             --
 AMT Partners Portfolio...........     629,192    10,539           --              --            --            --          9,501
 AMT Socially Responsive
   Portfolio......................      57,609       619           --              --            --            --             --
Pilgrim Variable Products Trust:
 Pilgrim VP Growth Opportunities
   Portfolio......................     474,570     3,469           --              --            --            --             --
 Pilgrim VP Growth + Value
   Portfolio......................   1,148,396    28,491           --              --            --            --             --
 Pilgrim VP High Yield Bond
   Portfolio......................     379,323     1,351           --              --            --            --             --
 Pilgrim VP International Value
   Portfolio......................     760,738     9,169           --              --            --            --             --
 Pilgrim VP MagnaCap Portfolio....      56,342       518           --              --            --            --             --
 Pilgrim VP MidCap Opportunities
   Portfolio......................     216,205     1,448           --              --            --            --             --
 Pilgrim VP Research Enhanced
   Index Portfolio................     576,410     2,622           --              --            --            --             --
 Pilgrim VP SmallCap Opportunities
   Portfolio......................   1,420,755    36,218           --              --            --            --             --
OCC Accumulation Trust:
 Equity Portfolio.................     139,590     4,787           --              --            --            --             --
 Global Equity Portfolio..........     112,988     1,656           --              --            --            --             --
 Managed Portfolio................     196,858     8,113           --              --            --            --             --
 Small Cap Portfolio..............     340,862     9,230           --              --            --            --             --
Putnam Variable Trust:
 Putnam VT Asia Pacific Growth
   Fund -- Class IA Shares........     274,618     2,214           --              --            --            --             --
 Putnam VT Diversified Income
   Fund -- Class IA Shares........     141,450     1,452           --              --            --            --             --
 Putnam VT Growth and Income
   Fund -- Class IA Shares........   1,847,434    46,228           --              --            --            --             --
 Putnam VT New Opportunities
   Fund -- Class IA Shares........   2,293,233    52,834           --              --            --            --             --
 Putnam VT Small Cap Value
   Fund -- Class IA Shares........      79,445     1,137           --              --            --            --             --
 Putnam VT Utilities Growth and
   Income Fund -- Class IA
   Shares.........................     147,688     2,436           --              --            --            --             --
 Putnam VT Voyager Fund -- Class
   IA Shares......................   3,544,709   138,236           --              --            --            --             --
                                                           ==========      ==========    ==========      ========       ========
 Total assets.....................                         $   29,866      $   18,555    $   53,755      $  7,483       $  9,501
LIABILITIES:
 Payable to (from) ReliaStar Life
   Insurance Company..............                                (55)             --             2            (1)             2
                                                           ----------      ----------    ----------      --------       --------
                                                           $   29,811      $   18,555    $   53,757      $  7,482       $  9,503
                                                           ==========      ==========    ==========      ========       ========
NET ASSETS:
 Accumulation units...............                         $   29,811      $   18,555    $   53,757      $  7,482       $  9,503
                                                           ----------      ----------    ----------      --------       --------
   Total net assets...............                         $   29,811      $   18,555    $   53,757      $  7,482       $  9,503
                                                           ==========      ==========    ==========      ========       ========
 Accumulation units outstanding:
   Select(*)Life I................                            142,922          95,020       344,914        22,435         51,754
   Select(*)Life Series 2000......                          2,191,551       1,306,295     3,608,054       571,340        790,593
 Accumulation unit values:
   Select(*)Life I................                         $    12.35      $    12.81    $    13.17      $  12.18       $  10.91
   Select(*)Life Series 2000......                         $    12.80      $    13.27    $    13.64      $  12.62       $  11.31

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
                               DECEMBER 31, 2001
                 (IN THOUSANDS, EXCEPT SHARES AND UNIT VALUES)

     NEUBERGER                                                                                           PILGRIM VP
     BERMAN AMT    PILGRIM VP     PILGRIM VP   PILGRIM VP    PILGRIM VP                   PILGRIM VP      RESEARCH     PILGRIM VP
      SOCIALLY       GROWTH        GROWTH +       HIGH      INTERNATIONAL   PILGRIM VP      MIDCAP        ENHANCED      SMALLCAP
     RESPONSIVE   OPPORTUNITIES     VALUE      YIELD BOND       VALUE        MAGNACAP    OPPORTUNITIES     INDEX      OPPORTUNITIES
     PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
     ----------   -------------   ----------   ----------   -------------   ----------   -------------   ----------   -------------
     $      --     $       --     $       --   $       --    $       --     $       --    $       --     $       --    $       --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
           621             --             --           --            --             --            --             --            --
            --          2,601             --           --            --             --            --             --            --
            --             --         18,087           --            --             --            --             --            --
            --             --             --        1,195            --             --            --             --            --
            --             --             --           --         7,805             --            --             --            --
            --             --             --           --            --            503            --             --            --
            --             --             --           --            --             --         1,312             --            --
            --             --             --           --            --             --            --          2,208            --
            --             --             --           --            --             --            --             --        26,824
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
            --             --             --           --            --             --            --             --            --
     ==========    ==========     ==========   ==========    ==========     ==========    ==========     ==========    ==========
     $     621     $    2,601     $   18,087   $    1,195    $    7,805     $      503    $    1,312     $    2,208    $   26,824
            --             (1)             2           25             1             --             1             --            --
     ----------    ----------     ----------   ----------    ----------     ----------    ----------     ----------    ----------
     $     621     $    2,600     $   18,089   $    1,220    $    7,806     $      503    $    1,313     $    2,208    $   26,824
     ==========    ==========     ==========   ==========    ==========     ==========    ==========     ==========    ==========
     $     621     $    2,600     $   18,089   $    1,220    $    7,806     $      503    $    1,313     $    2,208    $   26,824
     ----------    ----------     ----------   ----------    ----------     ----------    ----------     ----------    ----------
     $     621     $    2,600     $   18,089   $    1,220    $    7,806     $      503    $    1,313     $    2,208    $   26,824
     ==========    ==========     ==========   ==========    ==========     ==========    ==========     ==========    ==========
            --             --         96,090        5,495        43,288             --            --          5,285        80,386
        60,865        473,536      1,132,809      130,091       439,714         55,290       215,901        182,379       775,725
     $      --     $       --     $    14.25   $     8.70    $    15.65     $       --    $       --     $     8.25    $    20.36
     $   10.20     $     5.49     $    14.76   $     9.01    $    16.21     $     9.10    $     6.08     $    11.87    $    32.47

                        OCC
         OCC        ACCUMULATION
     ACCUMULATION   TRUST GLOBAL
     TRUST EQUITY      EQUITY
      PORTFOLIO      PORTFOLIO
     ------------   ------------
      $       --     $       --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
           4,623             --
              --          1,479
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
              --             --
      ==========     ==========
      $    4,623     $    1,479
               2             --
      ----------     ----------
      $    4,625     $    1,479
      ==========     ==========
      $    4,625     $    1,479
      ----------     ----------
      $    4,625     $    1,479
      ==========     ==========
          28,645         16,193
         339,236        104,513
      $    12.17     $    11.88
      $    12.61     $    12.31

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
                               DECEMBER 31, 2001
                 (IN THOUSANDS, EXCEPT SHARES AND UNIT VALUES)

ASSETS:

     Investments in mutual funds at market value:

                                                                                           PUTNAM VT      PUTNAM VT    PUTNAM VT
                                                                OCC            OCC        ASIA PACIFIC   DIVERSIFIED   GROWTH AND
                                                            ACCUMULATION   ACCUMULATION      GROWTH        INCOME        INCOME
                                                               TRUST          TRUST           FUND          FUND          FUND
                                                              MANAGED       SMALL CAP       CLASS IA      CLASS IA      CLASS IA
                                       SHARES      COST      PORTFOLIO      PORTFOLIO        SHARES        SHARES        SHARES
                                     ----------   -------   ------------   ------------   ------------   -----------   ----------
The Alger American Fund:
 Alger American Growth Portfolio...   1,222,936   $54,276     $     --       $     --        $     --      $    --     $       --
 Alger American Leveraged AllCap
   Portfolio.......................      91,627     3,509           --             --              --           --             --
 Alger American MidCap Growth
   Portfolio.......................     895,917    16,524           --             --              --           --             --
 Alger American Small
   Capitalization Portfolio........     379,721     6,486           --             --              --           --             --
AIM Variable Insurance Funds:
 AIM VI Dent Demographic Trends
   Fund............................     770,174     5,809           --             --              --           --             --
Fidelity's Variable Insurance
 Products Fund (VIP):
 VIP Equity-Income Portfolio -- IC
   Shares..........................   4,453,775    98,688           --             --              --           --             --
 VIP Growth Portfolio -- IC
   Shares..........................   4,360,166   161,519           --             --              --           --             --
 VIP High Income Portfolio -- IC
   Shares..........................   2,513,511    22,497
 VIP Money Market Portfolio -- IC
   Shares..........................  51,303,426    51,303           --             --              --           --             --
 VIP Overseas Portfolio -- IC
   Shares..........................     936,362    18,228           --             --              --           --             --
Fidelity's Variable Insurance
 Products Fund II (VIP II):
 VIP II Asset Manager
   Portfolio -- IC Shares..........   1,568,638    25,527           --             --              --           --             --
 VIP II Contrafund Portfolio -- IC
   Shares..........................   3,385,624    78,349           --             --              --           --             --
 VIP II Index 500 Portfolio -- IC
   Shares..........................     624,968    85,963           --             --              --           --             --
 VIP II Investment Grade Bond
   Portfolio -- IC Shares..........     946,441    11,664           --             --              --           --             --
Golden American Trust:
 GCG Trust Fully Managed...........      82,810     1,481           --             --              --           --             --
 GCG Trust Mid-Cap Growth Series...      11,960       161           --             --              --           --             --
Janus Aspen Series:
 Aggressive Growth Portfolio.......   1,386,373    62,706           --             --              --           --             --
 Growth Portfolio..................   1,502,295    43,744           --             --              --           --             --
 International Growth Portfolio....     790,581    18,623           --             --              --           --             --
 Worldwide Growth Portfolio........   1,883,504    71,305           --             --              --           --             --
Neuberger Berman Advisers
 Management Trust:
 AMT Limited Maturity Bond
   Portfolio.......................     555,499     7,240           --             --              --           --             --
 AMT Partners Portfolio............     629,192    10,539
 AMT Socially Responsive
   Portfolio.......................      57,609       619           --             --              --           --             --
Pilgrim Variable Products Trust:
 Pilgrim VP Growth Opportunities
   Portfolio.......................     474,570     3,469           --             --              --           --             --
 Pilgrim VP Growth + Value
   Portfolio.......................   1,148,396    28,491           --             --              --           --             --
 Pilgrim VP High Yield Bond
   Portfolio.......................     379,323     1,351           --             --              --           --             --
 Pilgrim VP International Value
   Portfolio.......................     760,738     9,169           --             --              --           --             --
 Pilgrim VP MagnaCap Portfolio.....      56,342       518           --             --              --           --             --
 Pilgrim VP MidCap Opportunities
   Portfolio.......................     216,205     1,448           --             --              --           --             --
 Pilgrim VP Research Enhanced Index
   Portfolio.......................     576,410     2,622           --             --              --           --             --
 Pilgrim VP SmallCap Opportunities
   Portfolio.......................   1,420,755    36,218           --             --              --           --             --
OCC Accumulation Trust:
 Equity Portfolio..................     139,590     4,787           --             --              --           --             --
 Global Equity Portfolio...........     112,988     1,656           --             --              --           --             --
 Managed Portfolio.................     196,858     8,113        7,904             --              --           --             --
 Small Cap Portfolio...............     340,862     9,230           --         10,996              --           --             --
Putnam Variable Trust:
 Putnam VT Asia Pacific Growth
   Fund -- Class IA Shares.........     274,618     2,214           --             --           1,434           --             --
 Putnam VT Diversified Income
   Fund -- Class IA Shares.........     141,450     1,452           --             --              --        1,246             --
 Putnam VT Growth and Income
   Fund -- Class IA Shares.........   1,847,434    46,228           --             --              --           --         43,526
 Putnam VT New Opportunities
   Fund -- Class IA Shares.........   2,293,233    52,834           --             --              --           --             --
 Putnam VT Small Cap Value
   Fund -- Class IA Shares.........      79,445     1,137           --             --              --           --             --
 Putnam VT Utilities Growth and
   Income Fund -- Class IA
   Shares..........................     147,688     2,436           --             --              --           --             --
 Putnam VT Voyager Fund -- Class IA
   Shares..........................   3,544,709   138,236           --             --              --           --             --
                                                              --------       --------        --------      -------     ----------
   Total assets....................                           $  7,904       $ 10,996        $  1,434      $ 1,246     $   43,526
LIABILITIES:
 Payable to (from) ReliaStar Life
   Insurance Company...............                                 --              1              (1)           2              7
                                                              --------       --------        --------      -------     ----------
                                                              $  7,904       $ 10,997        $  1,433      $ 1,248     $   43,533
                                                              ========       ========        ========      =======     ==========
NET ASSETS:
 Accumulation units................                           $  7,904       $ 10,997        $  1,433      $ 1,248     $   43,533
                                                              --------       --------        --------      -------     ----------
   Total net assets................                           $  7,904       $ 10,997        $  1,433      $ 1,248     $   43,533
                                                              ========       ========        ========      =======     ==========
 Accumulation units outstanding:
   Select(*)Life I.................                             55,127         59,463              --        2,862        108,295
   Select(*)Life Series 2000.......                            608,572        711,549         180,557       87,212      1,662,628
 Accumulation unit values:
   Select(*)Life I.................                           $  11.53       $  13.80        $     --      $ 13.55     $    23.65
   Select(*)Life Series 2000.......                           $  11.94       $  14.30        $   7.94      $ 13.86     $    24.64

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
                               DECEMBER 31, 2001
                 (IN THOUSANDS, EXCEPT SHARES AND UNIT VALUES)

       PUTNAM VT                   PUTNAM VT
          NEW        PUTNAM VT     UTILITIES    PUTNAM VT
     OPPORTUNITIES   SMALL CAP    GROWTH AND     VOYAGER
         FUND        VALUE FUND   INCOME FUND      FUND
       CLASS IA       CLASS IA     CLASS IA      CLASS IA
        SHARES         SHARES       SHARES        SHARES
     -------------   ----------   -----------   ----------
      $       --      $     --      $    --     $       --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
              --            --           --             --
          38,228            --           --             --
              --         1,199           --             --
              --            --        1,916             --
              --            --           --        101,804
      ----------      --------      -------     ----------
      $   38,228      $  1,199      $ 1,916     $  101,804
               4            --           (1)            (2)
      ----------      --------      -------     ----------
      $   38,232      $  1,199      $ 1,915     $  101,802
      ==========      ========      =======     ==========
      $   38,232      $  1,199      $ 1,915     $  101,802
      ----------      --------      -------     ----------
      $   38,232      $  1,199      $ 1,915     $  101,802
      ==========      ========      =======     ==========
              --            --        6,118        261,914
       1,916,546       108,916       94,898      3,634,843
      $       --      $     --      $ 18.61     $    25.52
      $    19.95      $  11.01      $ 18.98     $    26.17

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN THOUSANDS)

                                                                       ALGER AMERICAN LEVERAGED          ALGER AMERICAN MIDCAP
                                 ALGER AMERICAN GROWTH PORTFOLIO           ALLCAP PORTFOLIO                 GROWTH PORTFOLIO
                                ---------------------------------   ------------------------------   ------------------------------
                                  2001        2000        1999        2001       2000       1999       2001       2000       1999
                                ---------   ---------   ---------   --------   --------   --------   --------   --------   --------
Income:
 Dividends....................  $     99    $     --    $     22    $     --   $     --   $     --   $     --   $     --   $     --
Expenses:
 Mortality and expense risk...      (328)       (353)       (183)        (16)        (5)        --        (98)       (68)       (27)
                                --------    --------    --------    --------   --------   --------   --------   --------   --------
Net investment income
 (loss).......................      (229)       (353)       (161)        (16)        (5)        --        (98)       (68)       (27)
Realized gains (losses) on
 Investments:
 Realized gain (loss) on sale
   of fund shares.............   (10,440)      1,644         441        (162)        (3)        --     (6,369)       859         59
 Realized gain
   distributions..............     5,364       5,677       1,535          72          8         --      5,382        925        415
                                --------    --------    --------    --------   --------   --------   --------   --------   --------
Realized gain (loss)..........    (5,076)      7,321       1,976         (90)         5         --       (987)     1,784        474
                                --------    --------    --------    --------   --------   --------   --------   --------   --------
Change in unrealized
 appreciation (depreciation)
 during the year..............      (228)    (14,672)      4,801        (219)      (399)        --         87     (1,604)       622
                                --------    --------    --------    --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations.......  $ (5,533)   $ (7,704)   $  6,616    $   (325)  $   (399)  $     --   $   (998)  $    112   $  1,069
                                ========    ========    ========    ========   ========   ========   ========   ========   ========

                                     ALGER AMERICAN SMALL          AIM V.I. DENT DEMOGRAPHIC
                                   CAPITALIZATION PORTFOLIO               TRENDS FUND
                                ------------------------------   ------------------------------
                                  2001       2000       1999       2001       2000       1999
                                --------   --------   --------   --------   --------   --------
Income:
 Dividends....................  $      3   $     --   $     --   $     --   $     --   $     --
Expenses:
 Mortality and expense risk...       (45)       (60)       (32)       (27)       (10)        --
                                --------   --------   --------   --------   --------   --------
Net investment income
 (loss).......................       (42)       (60)       (32)       (27)       (10)        --
Realized gains (losses) on
 Investments:
 Realized gain (loss) on sale
   of fund shares.............    (3,774)    (2,148)       109       (679)        --         --
 Realized gain
   distributions..............        --      2,614        402         --         --         --
                                --------   --------   --------   --------   --------   --------
Realized gain (loss)..........    (3,774)       466        511       (679)        --         --
                                --------   --------   --------   --------   --------   --------
Change in unrealized
 appreciation (depreciation)
 during the year..............     1,654     (3,137)     1,171       (738)      (766)        --
                                --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations.......  $ (2,162)  $ (2,731)  $  1,650   $ (1,444)  $   (776)  $     --
                                ========   ========   ========   ========   ========   ========

                              FIDELITY'S VIP EQUITY-INCOME        FIDELITY'S VIP GROWTH          FIDELITY'S VIP HIGH INCOME
                                 PORTFOLIO -- IC SHARES           PORTFOLIO -- IC SHARES           PORTFOLIO -- IC SHARES
                             ------------------------------   ------------------------------   ------------------------------
                               2001       2000       1999       2001       2000       1999       2001       2000       1999
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Income:
 Dividends.................  $  1,681   $  1,656   $  1,476   $    124   $    226   $    271   $  1,916   $  1,313   $  1,861
Expenses:
 Mortality and expense
   risk....................      (830)      (801)      (864)    (1,296)    (1,732)    (1,452)      (120)      (149)      (173)
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Net investment income
 (loss)....................       851        855        612     (1,172)    (1,506)    (1,181)     1,796      1,164      1,688
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Realized gains (losses) on
 Investments:
 Realized gain (loss) on
   sale of fund shares.....       298      6,631      6,688      3,712      6,878     10,864     (3,072)      (494)      (177)
 Realized gain
   distributions...........     4,723      6,237      3,264     11,703     22,462     17,026         --         --         70
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Realized gain (loss).......     5,021     12,868      9,952     15,415     29,340     27,890     (3,072)      (494)      (107)
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Change in unrealized
 appreciation
 (depreciation) during the
 year......................   (11,744)    (6,727)    (5,132)   (47,409)   (51,728)    28,390       (544)    (5,091)       (69)
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Net increase (decrease) in
 net assets from
 operations................  $ (5,872)  $  6,996   $  5,432   $(33,166)  $(23,894)  $ 55,099   $ (1,820)  $ (4,421)  $  1,512
                             ========   ========   ========   ========   ========   ========   ========   ========   ========

                              FIDELITY'S VIP MONEY MARKET        FIDELITY'S VIP OVERSEAS
                                 PORTFOLIO -- IC SHARES           PORTFOLIO -- IC SHARES
                             ------------------------------   ------------------------------
                               2001       2000       1999       2001       2000       1999
                             --------   --------   --------   --------   --------   --------
Income:
 Dividends.................  $  1,874   $  2,154   $  1,087   $    916   $    393   $    489
Expenses:
 Mortality and expense
   risk....................      (359)      (290)      (181)      (137)      (214)      (236)
                             --------   --------   --------   --------   --------   --------
Net investment income
 (loss)....................     1,515      1,864        906        779        179        253
                             --------   --------   --------   --------   --------   --------
Realized gains (losses) on
 Investments:
 Realized gain (loss) on
   sale of fund shares.....        --         --         --       (699)     1,060      2,572
 Realized gain
   distributions...........        --         --         --      1,447      2,475        789
                             --------   --------   --------   --------   --------   --------
Realized gain (loss).......        --         --         --        748      3,535      3,361
                             --------   --------   --------   --------   --------   --------
Change in unrealized
 appreciation
 (depreciation) during the
 year......................        (1)         1         --     (5,631)    (9,029)     5,914
                             --------   --------   --------   --------   --------   --------
Net increase (decrease) in
 net assets from
 operations................  $  1,514   $  1,865   $    906   $ (4,104)  $ (5,315)  $  9,528
                             ========   ========   ========   ========   ========   ========

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS, CONTINUED
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN THOUSANDS)

                                 FIDELITY'S VIP II ASSET MANAGER     FIDELITY'S VIP II CONTRAFUND     FIDELITY'S VIP II INDEX 500
                                     PORTFOLIO -- IC SHARES             PORTFOLIO -- IC SHARES           PORTFOLIO -- IC SHARES
                                ---------------------------------   ------------------------------   ------------------------------
                                  2001        2000        1999        2001       2000       1999       2001       2000       1999
                                ---------   ---------   ---------   --------   --------   --------   --------   --------   --------
Income:
 Dividends....................  $  1,092    $  1,071    $  1,409    $    529   $    260   $    235   $    891   $    845   $    491
Expenses:
 Mortality and expense risk...      (208)       (260)       (316)       (564)      (642)      (526)      (631)      (708)      (592)
                                --------    --------    --------    --------   --------   --------   --------   --------   --------
Net investment income
 (loss).......................       884         811       1,093         (35)      (382)      (291)       260        137       (101)
                                --------    --------    --------    --------   --------   --------   --------   --------   --------
Realized gains (losses) on
 Investments:
 Realized gain (loss) on sale
   of fund shares.............      (135)        694       2,289        (197)     6,917        569        885      3,117      2,738
 Realized gain
   distributions..............       410       2,524       1,785       1,866      9,444      1,722         --        369        333
                                --------    --------    --------    --------   --------   --------   --------   --------   --------
Realized gain (loss)..........       275       3,218       4,074       1,669     16,361      2,291        885      3,486      3,071
                                --------    --------    --------    --------   --------   --------   --------   --------   --------
Change in unrealized
 appreciation (depreciation)
 during the year..............    (2,541)     (5,473)     (1,681)    (11,269)   (21,649)    11,058    (12,099)   (12,639)     9,397
                                --------    --------    --------    --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations.......  $ (1,382)   $ (1,444)   $  3,486    $ (9,635)  $ (5,670)  $ 13,058   $(10,954)  $ (9,016)  $ 12,367
                                ========    ========    ========    ========   ========   ========   ========   ========   ========

                                 FIDELITY'S VIP II INVESTMENT GRADE     GOLDEN AMERICAN TRUST GCG TRUST
                                    BOND PORTFOLIO -- IC SHARES                  FULLY MANAGED
                                ------------------------------------   ---------------------------------
                                   2001         2000         1999        2001        2000        1999
                                ----------   ----------   ----------   ---------   ---------   ---------
Income:
 Dividends....................   $    431     $    440     $    208    $     28    $     --    $     --
Expenses:
 Mortality and expense risk...        (76)         (55)         (50)         (3)         --          --
                                 --------     --------     --------    --------    --------    --------
Net investment income
 (loss).......................        355          385          158          25          --          --
                                 --------     --------     --------    --------    --------    --------
Realized gains (losses) on
 Investments:
 Realized gain (loss) on sale
   of fund shares.............          2          (28)          52          (2)         --          --
 Realized gain
   distributions..............         --           --           65          29          --          --
                                 --------     --------     --------    --------    --------    --------
Realized gain (loss)..........          2          (28)         117          27          --          --
                                 --------     --------     --------    --------    --------    --------
Change in unrealized
 appreciation (depreciation)
 during the year..............        326          318         (383)        (32)         --          --
                                 --------     --------     --------    --------    --------    --------
Net increase (decrease) in net
 assets from operations.......   $    683     $    675     $   (108)   $     20    $     --    $     --
                                 ========     ========     ========    ========    ========    ========

                                 GOLDEN AMERICAN TRUST GCG TRUST    JANUS ASPEN SERIES AGGRESSIVE          JANUS ASPEN SERIES
                                      MID-CAP GROWTH SERIES                GROWTH PORTFOLIO                 GROWTH PORTFOLIO
                                ---------------------------------   ------------------------------   ------------------------------
                                  2001        2000        1999        2001       2000       1999       2001       2000       1999
                                ---------   ---------   ---------   --------   --------   --------   --------   --------   --------
Income:
 Dividends....................  $     --    $     --    $     --    $     --   $  2,456   $     98   $     21   $    817   $     27
Expenses:
 Mortality and expense risk...        --          --          --        (231)      (343)       (76)      (229)      (259)       (92)
                                --------    --------    --------    --------   --------   --------   --------   --------   --------
Net investment income
 (loss).......................        --          --          --        (231)     2,113         22       (208)       558        (65)
                                --------    --------    --------    --------   --------   --------   --------   --------   --------
Realized gains (losses) on
 Investments:
 Realized gain (loss) on sale
   of fund shares.............        (4)         --          --      (1,458)     2,604        870       (525)        48      1,286
 Realized gain
   distributions..............         1          --          --          --      2,547        168         61      1,925         50
                                --------    --------    --------    --------   --------   --------   --------   --------   --------
Realized gain (loss)..........        (3)         --          --      (1,458)     5,151      1,038       (464)     1,973      1,336
                                --------    --------    --------    --------   --------   --------   --------   --------   --------
Change in unrealized
 appreciation (depreciation)
 during the year..............         9          --          --     (15,612)   (26,058)     9,113     (8,582)    (8,901)     3,062
                                --------    --------    --------    --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations.......  $      6    $     --    $     --    $(17,301)  $(18,794)  $ 10,173   $ (9,254)  $ (6,370)  $  4,333
                                ========    ========    ========    ========   ========   ========   ========   ========   ========

                                JANUS ASPEN SERIES INTERNATIONAL     JANUS ASPEN SERIES WORLDWIDE
                                        GROWTH PORTFOLIO                   GROWTH PORTFOLIO
                                ---------------------------------   ------------------------------
                                  2001        2000        1999        2001       2000       1999
                                ---------   ---------   ---------   --------   --------   --------
Income:
 Dividends....................  $    207    $    318    $     16    $    274   $  1,226   $     56
Expenses:
 Mortality and expense risk...      (137)       (149)        (55)       (431)      (520)      (270)
                                --------    --------    --------    --------   --------   --------
Net investment income
 (loss).......................        70         169         (39)       (157)       706       (214)
                                --------    --------    --------    --------   --------   --------
Realized gains (losses) on
 Investments:
 Realized gain (loss) on sale
   of fund shares.............    (9,178)      4,698       1,568      (6,930)    11,165      3,533
 Realized gain
   distributions..............        --         612          --          --      3,979         --
                                --------    --------    --------    --------   --------   --------
Realized gain (loss)..........    (9,178)      5,310       1,568      (6,930)    15,144      3,533
                                --------    --------    --------    --------   --------   --------
Change in unrealized
 appreciation (depreciation)
 during the year..............     4,758      (8,683)      3,678      (7,615)   (27,191)    15,797
                                --------    --------    --------    --------   --------   --------
Net increase (decrease) in net
 assets from operations.......  $ (4,350)   $ (3,204)   $  5,207    $(14,702)  $(11,341)  $ 19,116
                                ========    ========    ========    ========   ========   ========

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS, CONTINUED
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN THOUSANDS)

                              NEUBERGER BERMAN AMT LIMITED         NEUBERGER BERMAN AMT        NEUBERGER BERMAN AMT SOCIALLY
                                MATURITY BOND PORTFOLIO             PARTNERS PORTFOLIO              RESPONSIVE PORTFOLIO
                             ------------------------------   ------------------------------   ------------------------------
                               2001       2000       1999       2001       2000       1999       2001       2000       1999
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Income:
 Dividends.................  $    277   $    208   $    115   $     34   $     68   $    120   $     --   $     --   $     --
Expenses:
 Mortality and expense
   risk....................       (41)       (28)       (23)       (76)       (75)       (83)        (2)        (1)        --
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Net investment income
 (loss)....................       236        180         92        (42)        (7)        37         (2)        (1)        --
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Realized gains (losses) on
 Investments:
 Realized gain (loss) on
   sale of fund shares.....       (15)       (59)       (27)      (290)      (335)      (153)        (5)        --         --
 Realized gain
   distributions...........        --         --         --        327      1,442        208         --         --         --
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Realized gain (loss).......       (15)       (59)       (27)        37      1,107         55         (5)        --         --
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Change in unrealized
 appreciation
 (depreciation) during the
 year......................       187         97        (49)      (330)    (1,093)       529         (3)         2          3
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Net increase (decrease) in
 net assets from
 operations................  $    408   $    218   $     16   $   (335)  $      7   $    621   $    (10)  $      1   $      3
                             ========   ========   ========   ========   ========   ========   ========   ========   ========

                                   PILGRIM VP GROWTH            PILGRIM VP GROWTH + VALUE
                                OPPORTUNITIES PORTFOLIO                 PORTFOLIO
                             ------------------------------   ------------------------------
                               2001       2000       1999       2001       2000       1999
                             --------   --------   --------   --------   --------   --------
Income:
 Dividends.................  $     --   $      3   $     --   $     --   $     --   $     --
Expenses:
 Mortality and expense
   risk....................       (14)        (4)        --       (125)      (115)       (25)
                             --------   --------   --------   --------   --------   --------
Net investment income
 (loss)....................       (14)        (1)        --       (125)      (115)       (25)
                             --------   --------   --------   --------   --------   --------
Realized gains (losses) on
 Investments:
 Realized gain (loss) on
   sale of fund shares.....      (276)        (1)        --     (1,336)      (218)       586
 Realized gain
   distributions...........        --         --         --         50      2,816      1,025
                             --------   --------   --------   --------   --------   --------
Realized gain (loss).......      (276)        (1)        --     (1,286)     2,598      1,611
                             --------   --------   --------   --------   --------   --------
Change in unrealized
 appreciation
 (depreciation) during the
 year......................      (596)      (272)        --     (4,812)    (6,511)       655
                             --------   --------   --------   --------   --------   --------
Net increase (decrease) in
 net assets from
 operations................  $   (886)  $   (274)  $     --   $ (6,223)  $ (4,028)  $  2,241
                             ========   ========   ========   ========   ========   ========

                                 PILGRIM VP HIGH YIELD           PILGRIM VP INTERNATIONAL
                                     BOND PORTFOLIO                  VALUE PORTFOLIO           PILGRIM VP MAGNACAP PORTFOLIO
                             ------------------------------   ------------------------------   ------------------------------
                               2001       2000       1999       2001       2000       1999       2001       2000       1999
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Income:
 Dividends.................  $    108   $     84   $     61   $    109   $     97   $     45   $      4   $     --   $     --
Expenses:
 Mortality and expense
   risk....................        (9)        (7)        (6)       (51)       (39)       (22)        (1)        --         --
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Net investment income
 (loss)....................        99         77         55         58         58         23          3         --         --
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Realized gains (losses) on
 Investments:
 Realized gain (loss) on
   sale of fund shares.....      (188)       (34)        (4)      (188)       122        497         (7)        --         --
 Realized gain
   distributions...........        --         --         --        231      1,020        352         --         --         --
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Realized gain (loss).......      (188)       (34)        (4)        43      1,142        849         (7)        --         --
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Change in unrealized
 appreciation
 (depreciation) during the
 year......................        74       (158)       (82)      (858)      (883)       344        (14)        (1)        --
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Net increase (decrease) in
 net assets from
 operations................  $    (15)  $   (115)  $    (31)  $   (757)  $    317   $  1,216   $    (18)  $     (1)  $     --
                             ========   ========   ========   ========   ========   ========   ========   ========   ========

                                   PILGRIM VP MIDCAP           PILGRIM VP RESEARCH ENHANCED
                                OPPORTUNITIES PORTFOLIO              INDEX PORTFOLIO
                             ------------------------------   ------------------------------
                               2001       2000       1999       2001       2000       1999
                             --------   --------   --------   --------   --------   --------
Income:
 Dividends.................  $     --   $     --   $     --   $     12   $      9   $     36
Expenses:
 Mortality and expense
   risk....................        (4)        (1)        --        (17)       (17)       (15)
                             --------   --------   --------   --------   --------   --------
Net investment income
 (loss)....................        (4)        (1)        --         (5)        (8)        21
                             --------   --------   --------   --------   --------   --------
Realized gains (losses) on
 Investments:
 Realized gain (loss) on
   sale of fund shares.....      (107)        (6)        --        (76)       (64)       (25)
 Realized gain
   distributions...........        --         --         --         --         --         --
                             --------   --------   --------   --------   --------   --------
Realized gain (loss).......      (107)        (6)        --        (76)       (64)       (25)
                             --------   --------   --------   --------   --------   --------
Change in unrealized
 appreciation
 (depreciation) during the
 year......................      (109)       (27)        --       (204)      (260)       115
                             --------   --------   --------   --------   --------   --------
Net increase (decrease) in
 net assets from
 operations................  $   (220)  $    (34)  $     --   $   (285)  $   (332)  $    111
                             ========   ========   ========   ========   ========   ========

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS, CONTINUED
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN THOUSANDS)

                                  PILGRIM VP SMALLCAP             OCC ACCUMULATION TRUST           OCC ACCUMULATION TRUST
                                OPPORTUNITIES PORTFOLIO              EQUITY PORTFOLIO             GLOBAL EQUITY PORTFOLIO
                             ------------------------------   ------------------------------   ------------------------------
                               2001       2000       1999       2001       2000       1999       2001       2000       1999
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Income:
 Dividends.................  $     --   $     --   $     --   $     18   $     15   $     13   $     --   $     12   $     16
Expenses:
 Mortality and expense
   risk....................      (191)      (188)       (40)       (27)       (16)       (14)       (13)       (11)        (9)
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Net investment income
 (loss)....................      (191)      (188)       (40)        (9)        (1)        (1)       (13)         1          7
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Realized gains (losses) on
 Investments:
 Realized gain (loss) on
   sale of fund shares.....      (445)       425        473        (64)       (46)        19       (159)        --        108
 Realized gain
   distributions...........        63      2,681      1,382         17        193         59         17        141        166
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Realized gain (loss).......      (382)     3,106      1,855        (47)       147         78       (142)       141        274
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Change in unrealized
 appreciation
 (depreciation) during the
 year......................    (8,302)    (4,345)     2,990       (255)        91        (54)       (72)       (55)       (43)
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Net increase (decrease) in
 net assets from
 operations................  $ (8,875)  $ (1,427)  $  4,805   $   (311)  $    237   $     23   $   (227)  $     87   $    238
                             ========   ========   ========   ========   ========   ========   ========   ========   ========

                                 OCC ACCUMULATION TRUST           OCC ACCUMULATION TRUST
                                   MANAGED PORTFOLIO               SMALL CAP PORTFOLIO
                             ------------------------------   ------------------------------
                               2001       2000       1999       2001       2000       1999
                             --------   --------   --------   --------   --------   --------
Income:
 Dividends.................  $    139   $     71   $     84   $     51   $     22   $     15
Expenses:
 Mortality and expense
   risk....................       (55)       (44)       (48)       (64)       (36)       (25)
                             --------   --------   --------   --------   --------   --------
Net investment income
 (loss)....................        84         27         36        (13)       (14)       (10)
                             --------   --------   --------   --------   --------   --------
Realized gains (losses) on
 Investments:
 Realized gain (loss) on
   sale of fund shares.....        56       (189)       (23)       176        165        (62)
 Realized gain
   distributions...........        --        394        188        459         --         --
                             --------   --------   --------   --------   --------   --------
Realized gain (loss).......        56        205        165        635        165        (62)
                             --------   --------   --------   --------   --------   --------
Change in unrealized
 appreciation
 (depreciation) during the
 year......................      (546)       230         26        256      1,599         66
                             --------   --------   --------   --------   --------   --------
Net increase (decrease) in
 net assets from
 operations................  $   (406)  $    462   $    227   $    878   $  1,750   $     (6)
                             ========   ========   ========   ========   ========   ========

                             PUTNAM VT ASIA PACIFIC GROWTH     PUTNAM VT DIVERSIFIED INCOME     PUTNAM VT GROWTH AND INCOME
                                  FUND CLASS IA SHARES             FUND CLASS IA SHARES             FUND CLASS IA SHARES
                             ------------------------------   ------------------------------   ------------------------------
                               2001       2000       1999       2001       2000       1999       2001       2000       1999
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Income:
 Dividends.................  $     --   $    144   $     --   $    101   $    128   $    163   $    704   $    696   $    492
Expenses:
 Mortality and expense
   risk....................       (15)       (30)       (29)       (12)       (14)       (18)      (362)      (333)      (331)
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Net investment income
 (loss)....................       (15)       114        (29)        89        114        145        342        363        161
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Realized gains (losses) on
 Investments:
 Realized gain (loss) on
   sale of fund shares.....      (245)        77         30        (61)       (46)       (78)    (1,350)       573        685
 Realized gain
   distributions...........       495         --         --         --         --         --        491      3,276      2,457
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Realized gain (loss).......       250         77         30        (61)       (46)       (78)      (859)     3,849      3,142
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Change in unrealized
 appreciation
 (depreciation) during the
 year......................      (749)    (2,129)     2,591         12        (80)       (49)    (2,653)    (1,155)    (3,184)
                             --------   --------   --------   --------   --------   --------   --------   --------   --------
Net increase (decrease) in
 net assets from
 operations................  $   (514)  $ (1,938)  $  2,592   $     40   $    (12)  $     18   $ (3,170)  $  3,057   $    119
                             ========   ========   ========   ========   ========   ========   ========   ========   ========

                              PUTNAM VT NEW OPPORTUNITIES       PUTNAM VT SMALL CAP VALUE
                                  FUND CLASS IA SHARES             FUND CLASS IA SHARES
                             ------------------------------   ------------------------------
                               2001       2000       1999       2001       2000       1999
                             --------   --------   --------   --------   --------   --------
Income:
 Dividends.................  $     --   $     --   $     --   $     --   $     --   $     --
Expenses:
 Mortality and expense
   risk....................      (341)      (555)      (352)        (3)        --         --
                             --------   --------   --------   --------   --------   --------
Net investment income
 (loss)....................      (341)      (555)      (352)        (3)        --         --
                             --------   --------   --------   --------   --------   --------
Realized gains (losses) on
 Investments:
 Realized gain (loss) on
   sale of fund shares.....      (345)       978      1,400         41         --         --
 Realized gain
   distributions...........     7,535      4,868        490         --         --         --
                             --------   --------   --------   --------   --------   --------
Realized gain (loss).......     7,190      5,846      1,890         41         --         --
                             --------   --------   --------   --------   --------   --------
Change in unrealized
 appreciation
 (depreciation) during the
 year......................   (22,537)   (23,233)    22,263         62         --         --
                             --------   --------   --------   --------   --------   --------
Net increase (decrease) in
 net assets from
 operations................  $(15,688)  $(17,942)  $ 23,801   $    100   $     --   $     --
                             ========   ========   ========   ========   ========   ========

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS, CONTINUED
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN THOUSANDS)

                                            PUTNAM VT UTILITIES GROWTH AND       PUTNAM VT VOYAGER FUND
                                             INCOME FUND CLASS IA SHARES            CLASS IA SHARES
                                            ------------------------------   ------------------------------
                                              2001       2000       1999       2001       2000       1999
                                            --------   --------   --------   --------   --------   --------
Income:
 Dividends................................  $     77   $     92   $    106   $    122   $     43   $     95
Expenses:
 Mortality and expense risk...............       (21)       (25)       (32)      (913)    (1,236)      (863)
                                            --------   --------   --------   --------   --------   --------
Net investment income (loss)..............        56         67         74       (791)    (1,193)      (768)
                                            --------   --------   --------   --------   --------   --------
Realized gains (losses) on Investments:
 Realized gain (loss) on sale of fund
   shares.................................       (31)       100        279       (728)     3,667      2,077
 Realized gain distributions..............       131        163        112     24,923     18,112      7,611
                                            --------   --------   --------   --------   --------   --------
Realized gain (loss)......................       100        263        391     24,195     21,779      9,688
                                            --------   --------   --------   --------   --------   --------
Change in unrealized appreciation
 (depreciation) during the year...........      (778)       101       (518)   (52,546)   (46,020)    41,058
                                            --------   --------   --------   --------   --------   --------
Net increase (decrease) in net assets from
 operations...............................  $   (622)  $    431   $    (53)  $(29,142)  $(25,434)  $ 49,978
                                            ========   ========   ========   ========   ========   ========

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN THOUSANDS)

                                             ALGER AMERICAN                   ALGER AMERICAN
                                            GROWTH PORTFOLIO            LEVERAGED ALLCAP PORTFOLIO
                                     ------------------------------   ------------------------------
                                       2001       2000       1999       2001       2000       1999
                                     --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $   (229)  $   (353)  $   (161)  $    (16)  $     (5)  $     --
 Realized gains (losses)...........    (5,076)     7,321      1,976        (90)         5         --
 Unrealized appreciation
   (depreciation) during the
   year............................      (228)   (14,672)     4,801       (219)      (399)        --
                                     --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations............    (5,533)    (7,704)     6,616       (325)      (399)        --
                                     --------   --------   --------   --------   --------   --------
Contract transactions:
 Net premium payments..............    13,082     14,594     10,595      1,227        463         --
 Surrenders........................    (1,269)      (770)      (270)       (22)        --         --
 Transfers between sub-accounts
   (including fixed account),
   net.............................       712      3,527     15,621        662      1,622         --
 Policy loans......................      (234)      (438)      (234)        (1)         6         --
 Loan collateral interest..........        47         27         13          1         --         --
 Death benefits....................       (22)       (47)       (18)        --         --         --
 Contract charges..................    (4,338)    (3,262)    (1,594)      (292)       (51)        --
                                     --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................     7,978     13,631     24,113      1,575      2,040         --
                                     --------   --------   --------   --------   --------   --------
     Total increase (decrease) in
       net assets..................     2,445      5,927     30,729      1,250      1,641         --
Net assets at beginning of
 period............................    42,521     36,594      5,865      1,641         --         --
                                     --------   --------   --------   --------   --------   --------
Net assets at end of period........  $ 44,966   $ 42,521   $ 36,594   $  2,891   $  1,641   $     --
                                     ========   ========   ========   ========   ========   ========

                                             ALGER AMERICAN                   ALGER AMERICAN
                                        MIDLCAP GROWTH PORTFOLIO      SMALL CAPITALIZATION PORTFOLIO
                                     ------------------------------   ------------------------------
                                       2001       2000       1999       2001       2000       1999
                                     --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $    (98)  $    (68)  $    (27)  $    (42)  $    (60)  $    (32)
 Realized gains (losses)...........      (987)     1,784        474     (3,774)       466        511
 Unrealized appreciation
   (depreciation) during the
   year............................        87     (1,604)       622      1,654     (3,137)     1,171
                                     --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations............      (998)       112      1,069     (2,162)    (2,731)     1,650
                                     --------   --------   --------   --------   --------   --------
Contract transactions:
 Net premium payments..............     3,966      2,577      1,336      2,198      2,710      1,603
 Surrenders........................      (362)      (112)       (67)      (155)      (102)       (42)
 Transfers between sub-accounts
   (including fixed account),
   net.............................     3,444      4,739        725       (114)     1,468        911
 Policy loans......................      (107)       (48)       (21)       (32)       (41)       (20)
 Loan collateral interest..........        14          4          1          5          3          2
 Death benefits....................      (259)        (7)        (1)        (9)       (12)        (5)
 Contract charges..................    (1,419)      (690)      (275)      (659)      (564)      (296)
                                     --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................     5,277      6,463      1,698      1,234      3,462      2,153
                                     --------   --------   --------   --------   --------   --------
     Total increase (decrease) in
       net assets..................     4,279      6,575      2,767       (928)       731      3,803
Net assets at beginning of
 period............................    11,552      4,977      2,210      7,213      6,482      2,679
                                     --------   --------   --------   --------   --------   --------
Net assets at end of period........  $ 15,831   $ 11,552   $  4,977   $  6,285   $  7,213   $  6,482
                                     ========   ========   ========   ========   ========   ========

                                             AIM V.I. DENT             FIDELITY'S VIP EQUITY-INCOME
                                        DEMOGRAPHIC TRENDS FUND           PORTFOLIO -- IC SHARES
                                     ------------------------------   ------------------------------
                                       2001       2000       1999       2001       2000       1999
                                     --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $    (27)  $    (10)  $     --   $    851   $    855   $    612
 Realized gains (losses)...........      (679)        --         --      5,021     12,868      9,952
 Unrealized appreciation
   (depreciation) during the
   year............................      (738)      (766)        --    (11,744)    (6,727)    (5,132)
                                     --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations............    (1,444)      (776)        --     (5,872)     6,996      5,432
                                     --------   --------   --------   --------   --------   --------
Contract transactions:
 Net premium payments..............     2,242      1,070         --     11,756     12,023     15,156
 Surrenders........................       (52)        (1)        --     (4,280)    (3,373)    (3,298)
 Transfers between sub-accounts
   (including fixed account),
   net.............................       576      3,368         --      6,382     (8,160)    (8,382)
 Policy loans......................        (9)        (7)        --     (1,336)    (1,432)    (2,073)
 Loan collateral interest..........         2         --         --        256        205        146
 Death benefits....................        (1)        --         --       (498)      (142)      (420)
 Contract charges..................      (557)      (107)        --     (6,070)    (4,701)    (5,305)
                                     --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................     2,201      4,323         --      6,210     (5,580)    (4,176)
                                     --------   --------   --------   --------   --------   --------
     Total increase (decrease) in
       net assets..................       757      3,547         --        338      1,416      1,256
Net assets at beginning of
 period............................     3,547         --         --    101,008     99,592     98,336
                                     --------   --------   --------   --------   --------   --------
Net assets at end of period........  $  4,304   $  3,547   $     --   $101,346   $101,008   $ 99,592
                                     ========   ========   ========   ========   ========   ========

                                         FIDELITY'S VIP GROWTH             FIDELITY'S VIP HIGH
                                         PORTFOLIO -- IC SHARES       INCOME PORTFOLIO -- IC SHARES
                                     ------------------------------   ------------------------------
                                       2001       2000       1999       2001       2000       1999
                                     --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $ (1,172)  $ (1,506)  $ (1,181)  $  1,796   $  1,164   $  1,688
 Realized gains (losses)...........    15,415     29,340     27,890     (3,072)      (494)      (107)
 Unrealized appreciation
   (depreciation) during the
   year............................   (47,409)   (51,728)    28,390       (544)    (5,091)       (69)
                                     --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations............   (33,166)   (23,894)    55,099     (1,820)    (4,421)     1,512
                                     --------   --------   --------   --------   --------   --------
Contract transactions:
 Net premium payments..............    18,916     21,389     22,365      2,557      3,200      4,236
 Surrenders........................    (6,831)    (6,480)    (6,338)      (689)      (592)      (557)
 Transfers between sub-accounts
   (including fixed account),
   net.............................    (1,736)    (3,433)    (3,110)     2,536     (2,263)    (4,013)
 Policy loans......................    (1,980)    (4,275)    (3,915)      (127)      (281)      (325)
 Loan collateral interest..........       455        347        196         49         41         29
 Death benefits....................      (259)      (492)      (409)       (19)       (51)       (13)
 Contract charges..................    (9,443)    (9,339)    (8,498)    (1,098)    (1,053)    (1,245)
                                     --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................      (878)    (2,283)       291      3,209       (999)    (1,888)
                                     --------   --------   --------   --------   --------   --------
     Total increase (decrease) in
       net assets..................   (34,044)   (26,177)    55,390      1,389     (5,420)      (376)
Net assets at beginning of
 period............................   180,603    206,780    151,390     14,721     20,141     20,517
                                     --------   --------   --------   --------   --------   --------
Net assets at end of period........  $146,559   $180,603   $206,780   $ 16,110   $ 14,721   $ 20,141
                                     ========   ========   ========   ========   ========   ========

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN THOUSANDS)

                                      FIDELITY'S VIP MONEY MARKET        FIDELITY'S VIP OVERSEAS
                                         PORTFOLIO -- IC SHARES           PORTFOLIO -- IC SHARES
                                     ------------------------------   ------------------------------
                                       2001       2000       1999       2001       2000       1999
                                     --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $  1,515   $  1,864   $    906   $    779   $    179   $    253
 Realized gains (losses)...........        --         --         --        748      3,535      3,361
 Unrealized appreciation
   (depreciation) during the
   year............................        (1)         1         --     (5,631)    (9,029)     5,914
                                     --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations............     1,514      1,865        906     (4,104)    (5,315)     9,528
                                     --------   --------   --------   --------   --------   --------
Contract transactions:
 Net premium payments..............    52,297     77,091     36,690         (2)         4      1,521
 Surrenders........................    (1,685)    (1,315)      (768)      (851)      (873)    (1,003)
 Transfers between sub-accounts
   (including fixed account),
   net.............................   (37,594)   (62,827)   (14,511)      (842)    (1,926)    (9,986)
 Policy loans......................    (1,270)    (1,267)      (977)      (315)      (502)      (508)
 Loan collateral interest..........       173        140        100         --         --         18
 Death benefits....................      (352)       (78)      (113)       (21)      (105)       (33)
 Contract charges..................    (4,954)    (3,706)    (2,027)      (801)    (1,027)    (1,382)
                                     --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................     6,615      8,038     18,394     (2,832)    (4,429)   (11,373)
                                     --------   --------   --------   --------   --------   --------
     Total increase (decrease) in
       net assets..................     8,129      9,903     19,300     (6,936)    (9,744)    (1,845)
Net assets at beginning of
 period............................    43,171     33,268     13,968     19,925     29,669     31,514
                                     --------   --------   --------   --------   --------   --------
Net assets at end of period........  $ 51,300   $ 43,171   $ 33,268   $ 12,989   $ 19,925   $ 29,669
                                     ========   ========   ========   ========   ========   ========

                                      FIDELITY'S VIP II ASSET MANAGER     FIDELITY'S VIP II CONTRAFUND
                                          PORTFOLIO -- IC SHARES             PORTFOLIO -- IC SHARES
                                     ---------------------------------   ------------------------------
                                       2001        2000        1999        2001       2000       1999
                                     ---------   ---------   ---------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $    884    $    811    $  1,093    $    (35)  $   (382)  $   (291)
 Realized gains (losses)...........       275       3,218       4,074       1,669     16,361      2,291
 Unrealized appreciation
   (depreciation) during the
   year............................    (2,541)     (5,473)     (1,681)    (11,269)   (21,649)    11,058
                                     --------    --------    --------    --------   --------   --------
Net increase (decrease) in net
 assets from operations............    (1,382)     (1,444)      3,486      (9,635)    (5,670)    13,058
                                     --------    --------    --------    --------   --------   --------
Contract transactions:
 Net premium payments..............       (14)         --       1,752      14,366     16,473     18,650
 Surrenders........................    (1,210)     (1,136)     (1,691)     (2,977)    (2,097)    (1,275)
 Transfers between sub-accounts
   (including fixed account),
   net.............................      (536)     (2,195)     (9,250)       (601)    (5,489)     3,457
 Policy loans......................      (381)       (454)       (626)       (626)      (841)      (563)
 Loan collateral interest..........        --          --          16          70         40         14
 Death benefits....................       (69)        (57)        (78)        (80)       (67)       (48)
 Contract charges..................    (1,298)     (1,399)     (1,930)     (5,493)    (4,763)    (4,392)
                                     --------    --------    --------    --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................    (3,508)     (5,241)    (11,807)      4,659      3,256     15,843
                                     --------    --------    --------    --------   --------   --------
     Total increase (decrease) in
       net assets..................    (4,890)     (6,685)     (8,321)     (4,976)    (2,414)    28,901
Net assets at beginning of
 period............................    27,650      34,335      42,656      73,134     75,548     46,647
                                     --------    --------    --------    --------   --------   --------
Net assets at end of period........  $ 22,760    $ 27,650    $ 34,335    $ 68,158   $ 73,134   $ 75,548
                                     ========    ========    ========    ========   ========   ========

                                      FIDELITY'S VIP II INDEX 500      FIDELITY'S VIP II INVESTMENT GRADE
                                         PORTFOLIO -- IC SHARES           BOND PORTFOLIO -- IC SHARES
                                     ------------------------------   ------------------------------------
                                       2001       2000       1999        2001         2000         1999
                                     --------   --------   --------   ----------   ----------   ----------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $    260   $    137   $   (101)   $    355     $    385     $    158
 Realized gains (losses)...........       885      3,486      3,071           2          (28)         117
 Unrealized appreciation
   (depreciation) during the
   year............................   (12,099)   (12,639)     9,397         326          318         (383)
                                     --------   --------   --------    --------     --------     --------
Net increase (decrease) in net
 assets from operations............   (10,954)    (9,016)    12,367         683          675         (108)
                                     --------   --------   --------    --------     --------     --------
Contract transactions:
 Net premium payments..............    20,658     21,680     23,262       2,038        1,378        1,615
 Surrenders........................    (3,642)    (2,072)    (1,561)       (360)        (200)        (175)
 Transfers between sub-accounts
   (including fixed account),
   net.............................       876     (4,931)     9,341       3,263           16          548
 Policy loans......................      (489)    (1,492)      (837)       (316)         (69)         (96)
 Loan collateral interest..........       124         67         33          15            9            7
 Death benefits....................      (105)       (83)      (151)         (7)         (12)          (6)
 Contract charges..................    (7,612)    (6,312)    (5,149)       (846)        (429)        (370)
                                     --------   --------   --------    --------     --------     --------
   Net increase (decrease) in net
     assets from contract
     transactions..................     9,810      6,857     24,938       3,787          693        1,523
                                     --------   --------   --------    --------     --------     --------
     Total increase (decrease) in
       net assets..................    (1,144)    (2,159)    37,305       4,470        1,368        1,415
Net assets at beginning of
 period............................    82,429     84,588     47,283       7,758        6,390        4,975
                                     --------   --------   --------    --------     --------     --------
Net assets at end of period........  $ 81,285   $ 82,429   $ 84,588    $ 12,228     $  7,758     $  6,390
                                     ========   ========   ========    ========     ========     ========

                                      GOLDEN AMERICAN TRUST GCG TRUST     GOLDEN AMERICAN TRUST GCG TRUST
                                               FULLY MANAGED                   MID-CAP GROWTH SERIES
                                     ---------------------------------   ---------------------------------
                                       2001        2000        1999        2001        2000        1999
                                     ---------   ---------   ---------   ---------   ---------   ---------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $     25    $     --    $     --    $     --    $     --    $     --
 Realized gains (losses)...........        27          --          --          (3)         --          --
 Unrealized appreciation
   (depreciation) during the
   year............................       (32)         --          --           9          --          --
                                     --------    --------    --------    --------    --------    --------
Net increase (decrease) in net
 assets from operations............        20          --          --           6          --          --
                                     --------    --------    --------    --------    --------    --------
Contract transactions:
 Net premium payments..............       217          --          --          52          --          --
 Surrenders........................        (1)         --          --          --          --          --
 Transfers between sub-accounts
   (including fixed account),
   net.............................     1,268          --          --         118          --          --
 Policy loans......................        --          --          --          --          --          --
 Loan collateral interest..........        --          --          --          --          --          --
 Death benefits....................        (1)         --          --          --          --          --
 Contract charges..................       (53)         --          --          (6)         --          --
                                     --------    --------    --------    --------    --------    --------
   Net increase (decrease) in net
     assets from contract
     transactions..................     1,430          --          --         164          --          --
                                     --------    --------    --------    --------    --------    --------
     Total increase (decrease) in
       net assets..................     1,450          --          --         170          --          --
Net assets at beginning of
 period............................        --          --          --          --          --          --
                                     --------    --------    --------    --------    --------    --------
Net assets at end of period........  $  1,450    $     --    $     --    $    170    $     --    $     --
                                     ========    ========    ========    ========    ========    ========

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN THOUSANDS)

                                     JANUS ASPEN SERIES AGGRESSIVE          JANUS ASPEN SERIES
                                            GROWTH PORTFOLIO                 GROWTH PORTFOLIO
                                     ------------------------------   ------------------------------
                                       2001       2000       1999       2001       2000       1999
                                     --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $   (231)  $  2,113   $     22   $   (208)  $    558   $    (65)
 Realized gains (losses)...........    (1,458)     5,151      1,038       (464)     1,973      1,336
 Unrealized appreciation
   (depreciation) during the
   year............................   (15,612)   (26,058)     9,113     (8,582)    (8,901)     3,062
                                     --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations............   (17,301)   (18,794)    10,173     (9,254)    (6,370)     4,333
                                     --------   --------   --------   --------   --------   --------
Contract transactions:
 Net premium payments..............    13,259     14,541      4,198     10,025     11,099      4,929
 Surrenders........................      (928)      (859)      (111)      (863)      (388)      (772)
 Transfers between sub-accounts
   (including fixed account),
   net.............................       (18)    22,328     11,069       (749)    13,751      6,660
 Policy loans......................      (126)      (572)      (153)        47       (246)       (44)
 Loan collateral interest..........        65         43         13         36         19          3
 Death benefits....................       (46)       (23)       (16)      (314)       (15)       (13)
 Contract charges..................    (3,899)    (3,312)      (657)    (3,195)    (2,442)      (835)
                                     --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................     8,307     32,146     14,343      4,987     21,778      9,928
                                     --------   --------   --------   --------   --------   --------
     Total increase (decrease) in
       net assets..................    (8,994)    13,352     24,516     (4,267)    15,408     14,261
Net assets at beginning of
 period............................    39,493     26,141      1,625     34,078     18,670      4,409
                                     --------   --------   --------   --------   --------   --------
Net assets at end of period........  $ 30,499   $ 39,493   $ 26,141   $ 29,811   $ 34,078   $ 18,670
                                     ========   ========   ========   ========   ========   ========

                                     JANUS ASPEN SERIES INTERNATIONAL     JANUS ASPEN SERIES WORLDWIDE
                                             GROWTH PORTFOLIO                   GROWTH PORTFOLIO
                                     ---------------------------------   ------------------------------
                                       2001        2000        1999        2001       2000       1999
                                     ---------   ---------   ---------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $     70    $    169    $    (39)   $   (157)  $    706   $   (214)
 Realized gains (losses)...........    (9,178)      5,310       1,568      (6,930)    15,144      3,533
 Unrealized appreciation
   (depreciation) during the
   year............................     4,758      (8,683)      3,678      (7,615)   (27,191)    15,797
                                     --------    --------    --------    --------   --------   --------
Net increase (decrease) in net
 assets from operations............    (4,350)     (3,204)      5,207     (14,702)   (11,341)    19,116
                                     --------    --------    --------    --------   --------   --------
Contract transactions:
 Net premium payments..............     5,328       5,497       2,432      15,560     16,869     12,515
 Surrenders........................      (397)       (195)        (81)     (1,467)    (1,186)      (426)
 Transfers between sub-accounts
   (including fixed account),
   net.............................       729       6,371       1,499        (247)     5,653     11,478
 Policy loans......................      (103)       (116)        (39)       (383)      (645)      (256)
 Loan collateral interest..........        35          22           3          74         39         11
 Death benefits....................       (38)        (27)         (3)       (293)       (86)      (148)
 Contract charges..................    (1,751)     (1,164)       (440)     (4,982)    (4,053)    (2,295)
                                     --------    --------    --------    --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................     3,803      10,388       3,371       8,262     16,591     20,879
                                     --------    --------    --------    --------   --------   --------
     Total increase (decrease) in
       net assets..................      (547)      7,184       8,578      (6,440)     5,250     39,995
Net assets at beginning of
 period............................    19,102      11,918       3,340      60,197     54,947     14,952
                                     --------    --------    --------    --------   --------   --------
Net assets at end of period........  $ 18,555    $ 19,102    $ 11,918    $ 53,757   $ 60,197   $ 54,947
                                     ========    ========    ========    ========   ========   ========

                                      NEUBERGER BERMAN AMT LIMITED         NEUBERGER BERMAN AMT
                                        MATURITY BOND PORTFOLIO             PARTNERS PORTFOLIO
                                     ------------------------------   ------------------------------
                                       2001       2000       1999       2001       2000       1999
                                     --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $    236   $    180   $     92   $    (42)  $     (7)  $     37
 Realized gains (losses)...........       (15)       (59)       (27)        37      1,107         55
 Unrealized appreciation
   (depreciation) during the
   year............................       187         97        (49)      (330)    (1,093)       529
                                     --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations............       408        218         16       (335)         7        621
                                     --------   --------   --------   --------   --------   --------
Contract transactions:
 Net premium payments..............     1,585      1,174      1,521      2,102      2,594      3,534
 Surrenders........................      (127)       (40)       (29)      (612)      (191)      (146)
 Transfers between sub-accounts
   (including fixed account),
   net.............................     1,976       (183)       133         89     (1,458)    (4,159)
 Policy loans......................        40         (9)       (61)       (23)       (19)       (66)
 Loan collateral interest..........         4          1         --          4          1          2
 Death benefits....................        (2)       (13)       (14)        (4)        (8)       (15)
 Contract charges..................      (592)      (295)      (212)      (830)      (657)      (764)
                                     --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................     2,884        635      1,338        726        262     (1,614)
                                     --------   --------   --------   --------   --------   --------
     Total increase (decrease) in
       net assets..................     3,292        853      1,354        391        269       (993)
Net assets at beginning of
 period............................     4,190      3,337      1,983      9,112      8,843      9,836
                                     --------   --------   --------   --------   --------   --------
Net assets at end of period........  $  7,482   $  4,190   $  3,337   $  9,503   $  9,112   $  8,843
                                     ========   ========   ========   ========   ========   ========

                                          NEUBERGER BERMAN AMT              PILGRIM VP GROWTH
                                     SOCIALLY RESPONSIVE PORTFOLIO       OPPORTUNITIES PORTFOLIO
                                     ------------------------------   ------------------------------
                                       2001       2000       1999       2001       2000       1999
                                     --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $     (2)  $     (1)  $     --   $    (14)  $     (1)  $     --
 Realized gains (losses)...........        (5)        --         --       (276)        (1)        --
 Unrealized appreciation
   (depreciation) during the
   year............................        (3)         2          3       (596)      (272)        --
                                     --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations............       (10)         1          3       (886)      (274)        --
                                     --------   --------   --------   --------   --------   --------
Contract transactions:
 Net premium payments..............       227        108         23      1,557        528         --
 Surrenders........................        (6)        (3)        --        (21)        (1)        --
 Transfers between sub-accounts
   (including fixed account),
   net.............................       279         92         26        725      1,431         --
 Policy loans......................        (1)        --         --         (7)        (2)        --
 Loan collateral interest..........        --         --         --         --         --         --
 Death benefits....................        --         --         --         --         --         --
 Contract charges..................       (89)       (25)        (4)      (379)       (71)        --
                                     --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................       410        172         45      1,875      1,885         --
                                     --------   --------   --------   --------   --------   --------
     Total increase (decrease) in
       net assets..................       400        173         48        989      1,611         --
Net assets at beginning of
 period............................       221         48         --      1,611          0         --
                                     --------   --------   --------   --------   --------   --------
Net assets at end of period........  $    621   $    221   $     48   $  2,600   $  1,611   $     --
                                     ========   ========   ========   ========   ========   ========

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN THOUSANDS)

                                       PILGRIM VP GROWTH + VALUE          PILGRIM VP HIGH YIELD
                                               PORTFOLIO                      BOND PORTFOLIO
                                     ------------------------------   ------------------------------
                                       2001       2000       1999       2001       2000       1999
                                     --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $   (125)  $   (115)  $    (25)  $     99   $     77   $     55
 Realized gains (losses)...........    (1,286)     2,598      1,611       (188)       (34)        (4)
 Unrealized appreciation
   (depreciation) during the
   year............................    (4,812)    (6,511)       655         74       (158)       (82)
                                     --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations............    (6,223)    (4,028)     2,241        (15)      (115)       (31)
                                     --------   --------   --------   --------   --------   --------
Contract transactions:
 Net premium payments..............     6,843      5,190      1,278        368        356        325
 Surrenders........................      (363)      (113)       (23)       (36)        (9)        (2)
 Transfers between sub-accounts
   (including fixed account),
   net.............................     2,114     11,000      1,675        147        (19)         7
 Policy loans......................        91       (248)       (20)         9         --         (3)
 Loan collateral interest..........        23         10          1          1         --         --
 Death benefits....................       (35)       (46)        --         (4)        (3)        --
 Contract charges..................    (1,911)      (991)      (221)      (148)       (75)       (62)
                                     --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................     6,762     14,802      2,690        337        250        265
                                     --------   --------   --------   --------   --------   --------
     Total increase (decrease) in
       net assets..................       539     10,774      4,931        322        135        234
Net assets at beginning of
 period............................    17,550   $  6,776      1,845        898   $    763        529
                                     --------   --------   --------   --------   --------   --------
Net assets at end of period........  $ 18,089   $ 17,550   $  6,776   $  1,220   $    898   $    763
                                     ========   ========   ========   ========   ========   ========

                                        PILGRIM VP INTERNATIONAL
                                            VALUE PORTFOLIO           PILGRIM VP MAGNACAP PORTFOLIO
                                     ------------------------------   ------------------------------
                                       2001       2000       1999       2001       2000       1999
                                     --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $     58   $     58   $     23   $      3   $     --   $     --
 Realized gains (losses)...........        43      1,142        849         (7)        --         --
 Unrealized appreciation
   (depreciation) during the
   year............................      (858)      (883)       344        (14)        (1)        --
                                     --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations............      (757)       317      1,216        (18)        (1)        --
                                     --------   --------   --------   --------   --------   --------
Contract transactions:
 Net premium payments..............     1,909      1,589      1,001        247         36         --
 Surrenders........................      (201)       (50)       (23)        (6)        --         --
 Transfers between sub-accounts
   (including fixed account),
   net.............................     1,488        700        229        208        108         --
 Policy loans......................       (39)       (36)       (16)        --         --         --
 Loan collateral interest..........         8          5          3         --         --         --
 Death benefits....................       (14)       (15)       (13)        --         --         --
 Contract charges..................      (601)      (334)      (186)       (63)        (8)        --
                                     --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................     2,550      1,859        995        386        136         --
                                     --------   --------   --------   --------   --------   --------
     Total increase (decrease) in
       net assets..................     1,793      2,176      2,211        368        135         --
Net assets at beginning of
 period............................     6,013      3,837      1,626        135         --         --
                                     --------   --------   --------   --------   --------   --------
Net assets at end of period........  $  7,806   $  6,013   $  3,837   $    503   $    135         --
                                     ========   ========   ========   ========   ========   ========

                                           PILGRIM VP MIDCAP           PILGRIM VP RESEARCH ENHANCED
                                        OPPORTUNITIES PORTFOLIO              INDEX PORTFOLIO
                                     ------------------------------   ------------------------------
                                       2001       2000       1999       2001       2000       1999
                                     --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $     (4)  $     (1)  $     --   $     (5)  $     (8)  $     21
 Realized gains (losses)...........      (107)        (6)        --        (76)       (64)       (25)
 Unrealized appreciation
   (depreciation) during the
   year............................      (109)       (27)        --       (204)      (260)       115
                                     --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations............      (220)       (34)        --       (285)      (332)       111
                                     --------   --------   --------   --------   --------   --------
Contract transactions:
 Net premium payments..............       517        133         --        601        717        633
 Surrenders........................       (12)        --         --        (56)       (17)       (17)
 Transfers between sub-accounts
   (including fixed account),
   net.............................       774        331         --        (14)        54         (9)
 Policy loans......................        (7)         5         --        (15)       (22)       (18)
 Loan collateral interest..........        --         --         --          3          2          1
 Death benefits....................        --         --         --         --         --         (4)
 Contract charges..................      (156)       (18)        --       (207)      (171)      (139)
                                     --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................     1,116        451         --        312        563        447
                                     --------   --------   --------   --------   --------   --------
     Total increase (decrease) in
       net assets..................       896        417         --         27        231        558
Net assets at beginning of
 period............................       417         --         --      2,181      1,950      1,392
                                     --------   --------   --------   --------   --------   --------
Net assets at end of period........  $  1,313   $    417   $     --   $  2,208   $  2,181   $  1,950
                                     ========   ========   ========   ========   ========   ========

                                          PILGRIM VP SMALLCAP             OCC ACCUMULATION TRUST
                                        OPPORTUNITIES PORTFOLIO              EQUITY PORTFOLIO
                                     ------------------------------   ------------------------------
                                       2001       2000       1999       2001       2000       1999
                                     --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $   (191)  $   (188)  $    (40)  $     (9)  $     (1)  $     (1)
 Realized gains (losses)...........      (382)     3,106      1,855        (47)       147         78
 Unrealized appreciation
   (depreciation) during the
   year............................    (8,302)    (4,345)     2,990       (255)        91        (54)
                                     --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations............    (8,875)    (1,427)     4,805       (311)       237         23
                                     --------   --------   --------   --------   --------   --------
Contract transactions:
 Net premium payments..............     7,578      6,757      1,278      1,090        647        747
 Surrenders........................      (559)      (374)       (64)       (61)       (52)       (12)
 Transfers between sub-accounts
   (including fixed account),
   net.............................     3,454     14,176      2,248      1,720         80       (131)
 Policy loans......................      (166)      (205)       (95)        (5)       (15)        (4)
 Loan collateral interest..........        15          6          1          1         --         --
 Death benefits....................       (30)        (2)        (5)        (5)        --         (3)
 Contract charges..................    (2,429)    (1,475)      (312)      (338)      (157)      (137)
                                     --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................     7,863     18,883      3,051      2,402        503        460
                                     --------   --------   --------   --------   --------   --------
     Total increase (decrease) in
       net assets..................    (1,012)    17,456      7,856      2,091        740        483
Net assets at beginning of
 period............................    27,836   $ 10,380      2,524      2,534   $  1,794      1,311
                                     --------   --------   --------   --------   --------   --------
Net assets at end of period........  $ 26,824   $ 27,836   $ 10,380   $  4,625   $  2,534   $  1,794
                                     ========   ========   ========   ========   ========   ========

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN THOUSANDS)

                                         OCC ACCUMULATION TRUST           OCC ACCUMULATION TRUST
                                        GLOBAL EQUITY PORTFOLIO             MANAGED PORTFOLIO
                                     ------------------------------   ------------------------------
                                       2001       2000       1999       2001       2000       1999
                                     --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $    (13)  $      1   $      7   $     84   $     27   $     36
 Realized gains (losses)...........      (142)       141        274         56        205        165
 Unrealized appreciation
   (depreciation) during the
   year............................       (72)       (55)       (43)      (546)       230         26
                                     --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations............      (227)        87        238       (406)       462        227
                                     --------   --------   --------   --------   --------   --------
Contract transactions:
 Net premium payments..............       324        390        296      1,672      1,450      2,406
 Surrenders........................       (22)       (26)       (15)      (178)      (120)       (84)
 Transfers between sub-accounts
   (including fixed account),
   net.............................       165       (132)        43      1,426       (622)    (2,222)
 Policy loans......................       (45)       (13)       (10)       (50)       (55)       (15)
 Loan collateral interest..........         2          1         --          8          5          2
 Death benefits....................        --         --        (15)        (9)        (1)       (13)
 Contract charges..................      (144)       (82)       (67)      (649)      (417)      (441)
                                     --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................       280        138        232      2,220        240       (367)
                                     --------   --------   --------   --------   --------   --------
     Total increase (decrease) in
       net assets..................        53        225        470      1,814        702       (140)
Net assets at beginning of
 period............................     1,426   $  1,201        731      6,090      5,388      5,528
                                     --------   --------   --------   --------   --------   --------
Net assets at end of period........  $  1,479   $  1,426   $  1,201   $  7,904   $  6,090   $  5,388
                                     ========   ========   ========   ========   ========   ========

                                                                                PUTNAM VT
                                         OCC ACCUMULATION TRUST          ASIA PACIFIC GROWTH FUND
                                          SMALL CAP PORTFOLIO                CLASS IA SHARES
                                     ------------------------------   ------------------------------
                                       2001       2000       1999       2001       2000       1999
                                     --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $    (13)  $    (14)  $    (10)  $    (15)  $    114   $    (29)
 Realized gains (losses)...........       635        165        (62)       250         77         30
 Unrealized appreciation
   (depreciation) during the
   year............................       256      1,599         66       (749)    (2,129)     2,591
                                     --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations............       878      1,750         (6)      (514)    (1,938)     2,592
                                     --------   --------   --------   --------   --------   --------
Contract transactions:
 Net premium payments..............     1,966      1,416      1,581        (10)         3        303
 Surrenders........................      (218)       (83)       (32)       (67)       (95)      (106)
 Transfers between sub-accounts
   (including fixed account),
   net.............................     3,019       (604)       658        (91)      (150)      (810)
 Policy loans......................       (59)       (33)       (23)       (19)       (56)       (40)
 Loan collateral interest..........         8          2          1         --         --         --
 Death benefits....................        (3)       (20)        (1)        --         --         --
 Contract charges..................      (788)      (359)      (267)       (95)      (137)      (196)
                                     --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................     3,925        319      1,917       (282)      (435)      (849)
                                     --------   --------   --------   --------   --------   --------
     Total increase (decrease) in
       net assets..................     4,803      2,069      1,911       (796)    (2,373)     1,743
Net assets at beginning of
 period............................     6,194      4,125      2,214      2,229      4,602      2,859
                                     --------   --------   --------   --------   --------   --------
Net assets at end of period........  $ 10,997   $  6,194   $  4,125   $  1,433   $  2,229   $  4,602
                                     ========   ========   ========   ========   ========   ========

                                               PUTNAM VT                        PUTNAM VT
                                        DIVERSIFIED INCOME FUND           GROWTH AND INCOME FUND
                                            CLASS IA SHARES                  CLASS IA SHARES
                                     ------------------------------   ------------------------------
                                       2001       2000       1999       2001       2000       1999
                                     --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $     89   $    114   $    145   $    342   $    363   $    161
 Realized gains (losses)...........       (61)       (46)       (78)      (859)     3,849      3,142
 Unrealized appreciation
   (depreciation) during the
   year............................        12        (80)       (49)    (2,653)    (1,155)    (3,184)
                                     --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations............        40        (12)        18     (3,170)     3,057        119
                                     --------   --------   --------   --------   --------   --------
Contract transactions:
 Net premium payments..............         7         (9)       254      7,601      7,739      9,574
 Surrenders........................       (43)       (49)       (58)    (1,578)    (1,022)      (812)
 Transfers between sub-accounts
   (including fixed account),
   net.............................       (80)      (165)      (800)     1,574     (1,817)    (1,854)
 Policy loans......................       (18)       (33)       (10)      (421)      (424)      (375)
 Loan collateral interest..........        --         --         --         56         35         16
 Death benefits....................        --         --         (9)       (90)      (126)       (25)
 Contract charges..................       (81)       (74)      (141)    (3,282)    (2,417)    (2,487)
                                     --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................      (215)      (330)      (764)     3,860      1,968      4,037
                                     --------   --------   --------   --------   --------   --------
     Total increase (decrease) in
       net assets..................      (175)      (342)      (746)       690      5,025      4,156
Net assets at beginning of
 period............................     1,423      1,765      2,511     42,843     37,818     33,662
                                     --------   --------   --------   --------   --------   --------
Net assets at end of period........  $  1,248   $  1,423   $  1,765   $ 43,533   $ 42,843   $ 37,818
                                     ========   ========   ========   ========   ========   ========

                                               PUTNAM VT                        PUTNAM VT
                                         NEW OPPORTUNITIES FUND            SMALL CAP VALUE FUND
                                            CLASS IA SHARES                  CLASS IA SHARES
                                     ------------------------------   ------------------------------
                                       2001       2000       1999       2001       2000       1999
                                     --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)......  $   (341)  $   (555)  $   (352)  $     (3)  $     --   $     --
 Realized gains (losses)...........     7,190      5,846      1,890         41         --         --
 Unrealized appreciation
   (depreciation) during the
   year............................   (22,537)   (23,233)    22,263         62         --         --
                                     --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets from operations............   (15,688)   (17,942)    23,801        100         --         --
                                     --------   --------   --------   --------   --------   --------
Contract transactions:
 Net premium payments..............     9,976     10,644     10,067        162         --         --
 Surrenders........................    (1,820)    (1,520)    (1,076)        (1)        --         --
 Transfers between sub-accounts
   (including fixed account),
   net.............................       (20)     3,840     (4,660)       998         --         --
 Policy loans......................      (394)    (1,013)      (408)        (4)        --         --
 Loan collateral interest..........        59         31         12         --         --         --
 Death benefits....................       (17)      (147)       (34)        (1)        --         --
 Contract charges..................    (3,416)    (3,627)    (2,867)       (55)        --         --
                                     --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net
     assets from contract
     transactions..................     4,368      8,208      1,034      1,099         --         --
                                     --------   --------   --------   --------   --------   --------
     Total increase (decrease) in
       net assets..................   (11,320)    (9,734)    24,835      1,199         --         --
Net assets at beginning of
 period............................    49,552   $ 59,286     34,451         --         --         --
                                     --------   --------   --------   --------   --------   --------
Net assets at end of period........  $ 38,232   $ 49,552   $ 59,286   $  1,199   $     --   $     --
                                     ========   ========   ========   ========   ========   ========

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN THOUSANDS)

                                                                PUTNAM VT UTILITIES
                                                               GROWTH AND INCOME FUND        PUTNAM VT VOYAGER FUND
                                                                  CLASS IA SHARES               CLASS IA SHARES
                                                              ------------------------   ------------------------------
                                                               2001     2000     1999      2001       2000       1999
                                                              ------   ------   ------   --------   --------   --------
Increase (decrease) in net assets from operations:
 Net investment income (loss)...............................  $   56   $   67   $   74   $   (791)  $ (1,193)  $   (768)
 Realized gains (losses)....................................     100      263      391     24,195     21,779      9,688
 Unrealized appreciation (depreciation) during the year.....    (778)     101     (518)   (52,546)   (46,020)    41,058
                                                              ------   ------   ------   --------   --------   --------
Net increase (decrease) in net assets from operations.......    (622)     431      (53)   (29,142)   (25,434)    49,978
                                                              ------   ------   ------   --------   --------   --------
Contract transactions:
 Net premium payments.......................................      --       (2)     429     20,445     22,530     22,760
 Surrenders.................................................    (109)     (65)    (130)    (4,303)    (4,056)    (2,679)
 Transfers between sub-accounts (including fixed account),
   net......................................................     (57)    (283)    (869)      (915)       797     (2,189)
 Policy loans...............................................     (38)     (54)     (43)      (928)    (2,120)    (1,072)
 Loan collateral interest...................................      --       --        1        160        100         47
 Death benefits.............................................     (18)      (6)     (10)      (124)      (306)       (72)
 Contract charges...........................................    (143)    (156)    (254)    (7,993)    (7,857)    (6,479)
                                                              ------   ------   ------   --------   --------   --------
   Net increase (decrease) in net assets from contract
     transactions...........................................    (365)    (566)    (876)     6,342      9,088     10,316
                                                              ------   ------   ------   --------   --------   --------
     Total increase (decrease) in net assets................    (987)    (135)    (929)   (22,800)   (16,346)    60,294
Net assets at beginning of period...........................   2,902    3,037    3,966    124,602    140,948     80,654
                                                              ------   ------   ------   --------   --------   --------
Net assets at end of period.................................  $1,915   $2,902   $3,037   $101,802   $124,602   $140,948
                                                              ======   ======   ======   ========   ========   ========

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION:
     ReliaStar Select(*)Life Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly-owned subsidiary of ING ReliaStar Financial Corp, which is itself an indirect wholly-owned subsidiary of ING Groep N.V. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

     The Account consists of the Select(*)Life I product and Select(*)Life Series 2000 funds, which incorporates Select(*)Life II, Select(*)Life III, Variable Estate Design and Flex Design products. Payments received for the policies under these products are allocated to sub-accounts of the Account, each of which is invested in one of the following funds during the year:

      The Alger American Fund             Fidelity's VIP                     Fidelity's VIP II
      -----------------------      ----------------------------   ---------------------------------------
    Growth Portfolio               Equity-Income Portfolio --     Asset Manager Portfolio -- IC Shares
    Leveraged AllCap Portfolio       IC Shares                    Contrafund Portfolio -- IC Shares
    MidCap Growth Portfolio        Growth Portfolio -- IC         Index 500 Portfolio -- IC Shares
    Small Capitalization           Shares                         Investment Grade Bond Portfolio --
    Portfolio                      High Income Portfolio --         IC Shares
                                     IC Shares
                                   Money Market Portfolio --
                                     IC Shares
                                   Overseas Portfolio -- IC
                                   Shares

                                    Neuberger Berman Advisers
         Janus Aspen Series              Management Trust                 OCC Accumulation Trust
         ------------------        ----------------------------   ---------------------------------------
    Aggressive Growth Portfolio    AMT Limited Maturity Bond      Equity Portfolio
    Growth Portfolio                 Portfolio                    Global Equity Portfolio
    International Growth           AMT Partners Portfolio         Managed Portfolio
    Portfolio                      AMT Socially Responsive        Small Cap Portfolio
    Worldwide Growth Portfolio       Portfolio

             AIM Variable Insurance Funds                        Golden American Trust
             ----------------------------            ----------------------------------------------
    AIM V.I. Dent Demographic Trends Fund            GCG Trust Fully Managed Fund
                                                     GCG Trust Mid-Cap Growth Series Fund

           Pilgrim Variable Products Trust                       Putnam Variable Trust
           -------------------------------                       ---------------------
    VP Growth Opportunities Portfolio                Putnam VT Asia Pacific Growth Fund --
                                                       Class IA Shares
    VP Growth + Value Fund Portfolio                 Putnam VT Diversified Income Fund --
                                                       Class IA Shares
    VP High Yield Bond Portfolio                     Putnam VT Growth and Income Fund --
                                                       Class IA Shares
    VP International Value Portfolio                 Putnam VT New Opportunities Fund --
                                                       Class IA Shares
    VP MagnaCap Portfolio                            Putnam VT Small Cap Value Fund --
                                                       Class IA Shares
    VP MidCap Opportunities Portfolio                Putnam VT Utilities Growth and Income Fund --
                                                       Class IA Shares
    VP Research Enhanced Index Portfolio             Putnam VT Voyager Fund --
                                                       Class IA Shares
    VP SmallCap Opportunities Portfolio

     Fred Alger Management, Inc. is the investment adviser for the four portfolios of The Alger American Fund and is paid fees for its services by The Alger American Fund Portfolios. Fidelity Management &

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

1.   ORGANIZATION, CONTINUED:
     Research Company is the investment adviser for Fidelity Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIP II) and is paid for its services by the VIP and VIP II Portfolios. Janus Capital Corporation is the investment adviser for the four portfolios of Janus Aspen Series and is paid fees for its services by the Janus Aspen Series Portfolios. Neuberger Berman Management, Inc. is the investment manager for the three portfolios of the Neuberger Berman Advisers Management Trust and is paid fees for its services by the Neuberger Berman Advisers Management Trust Portfolios. ING Pilgrim Advisors, Inc., an affiliate of ReliaStar Life, is the investment adviser for the eight Pilgrim Variable Products Trust Portfolios and is paid fees for its services by the Portfolios. OpCap Advisors is the investment adviser for the four Portfolios of the OCC Accumulation Trust and is paid fees for its services by the OCC Accumulation Trust Funds. Putnam Investment Management, Inc. is the investment adviser for Putnam Variable Trust and is paid fees for its services by Putnam Variable Trust. AIM Advisors, Inc. is the investment adviser for the AIM V.I. Dent Demographic Trends Fund and is paid fees for its services by the fund. Further information is contained in the related funds' prospectuses.

     Fidelity VIP II Contrafund Portfolio is a registered trademark of FMR Corporation.

     On April 8, 1999, shareholders of the Northstar Galaxy Trust Multi-Sector Bond Portfolio approved a proposal to modify the investment objective of the Portfolio from the objective of seeking to maximize income consistent with the preservation of capital to the objective of seeking capital appreciation. Also on April 8, 1999, the name of the Portfolio was changed to Northstar Galaxy Trust Research Enhanced Index Portfolio to better reflect the Portfolio's investment objective.

     On April 30, 1999, sub-accounts investing in Neuberger Berman Advisers Management Trust Socially Responsive Portfolio were made available to Select(*)Life policies.

     On April 30, 1999, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund and Putnam VT Utilities Growth and Income Fund were closed to new premium and transfers.

     On November 1, 1999, Northstar Investment Management Corporation changed its name to Pilgrim Advisors, Inc. Substantially the same personnel are performing the investment advisory services on behalf of Pilgrim Advisors, Inc.

     On April 28, 2000, Pilgrim Advisors, Inc. merged with Pilgrim Investments, Inc.

     On May 1, 2000, Northstar Galaxy Trust Portfolio changed its name to Pilgrim Variable Products Trust Portfolio (VP). Also on May 1, 2000, the Northstar Galaxy Trust Emerging Growth Portfolio and the Northstar Galaxy Trust Growth and Value Portfolio changed their names to Pilgrim VP SmallCap Opportunities Portfolio and Pilgrim VP Growth + Value Portfolio, respectively. In addition, sub-accounts investing in Pilgrim VP MagnaCap Portfolio, Pilgrim VP Growth Opportunities Portfolio, Pilgrim VP MidCap Opportunities Portfolio, Alger Leveraged AllCap Portfolio and AIM VI Dent Demographic Trends Fund were made available to purchasers of products held in the ReliaStar Life's Select(*)Life Variable Account.

     On May 1, 2001, sub-accounts investing in Putnam VT Small Cap Value Fund, GCG Trust Fully Managed Fund and GCG Trust Mid-Cap Growth Series Fund were made available to purchasers of ReliaStar Life of New York's Separate Account I contracts.

2.   SIGNIFICANT ACCOUNTING POLICIES:
     INVESTMENTS: The market value of investments in the sub-accounts is based on the closing net asset values of the fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED:
     distributions are reinvested on the ex-dividend date. Net realized gains and losses on redemptions of shares of the funds are determined on the basis of specific identification of fund share costs.

     FEDERAL INCOME TAXES: The operations of the Account are included in the federal income tax return of ReliaStar Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, ReliaStar Life does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. ReliaStar Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principals generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported therein. Actual results could differ from these estimates.

3.   CHARGES AND TRANSFERS:
     ReliaStar Life makes certain charges to Policy Owners' Variable Accumulation Values in the Account in accordance with the terms of the policies. These charges are set forth in the policies and may include: cost of insurance charge; monthly expense charge; death benefit guarantee charge; optional insurance benefit charges; and surrender charges net of any sales charge refunds.

     Transfers to (from) ReliaStar Life relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, policyholder transfers between the general account and the sub-accounts and other policyholder activity including contract deposit and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to (from) ReliaStar Life Insurance Company.

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

4.   PURCHASES AND SALES OF INVESTMENTS:
     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows (in thousands):

                                                                     COST OF      PROCEEDS
                                FUND                                PURCHASES    FROM SALES
                                ----                                ---------    ----------
    The Alger American Fund:
      Alger American Growth Portfolio...........................    $ 36,305      $ 23,197
      Alger American Leveraged AllCap Portfolio.................       6,499         4,867
      Alger American MidCap Growth Portfolio....................      41,656        31,097
      Alger American Small Capitalization Portfolio.............      17,855        16,656
    AIM Variable Insurance Funds:
      AIM VI Dent Demographic Trends Fund.......................       4,385         2,210
    Fidelity's Variable Insurance Products Fund (VIP):
      VIP Equity-Income Portfolio -- IC Shares..................      60,093        48,336
      VIP Growth Portfolio -- IC Shares.........................      29,682        20,098
      VIP High Income Portfolio -- IC Shares....................      49,672        44,667
      VIP Money Market Portfolio -- IC Shares...................     382,127       373,998
      VIP Overseas Portfolio -- IC Shares.......................       2,426         3,032
    Fidelity's Variable Insurance Products Fund II (VIP II):
      VIP II Asset Manager Portfolio -- IC Shares...............       1,537         3,747
      VIP II Contrafund Portfolio -- IC Shares..................      24,320        17,837
      VIP II Index 500 Portfolio -- IC Shares...................      14,868         4,780
      VIP II Investment Grade Bond Portfolio -- IC Shares.......       9,035         4,894
    Golden American Trust:
      GCG Trust Fully Managed...................................       5,874         4,391
      GCG Trust Mid-Cap Growth Series...........................       2,435         2,270
    Janus Aspen Series:
      Aggressive Growth Portfolio...............................      12,625         4,580
      Growth Portfolio..........................................       7,777         2,882
      International Growth Portfolio............................      90,414        86,541
      Worldwide Growth Portfolio................................      42,087        33,987
    Neuberger Berman Advisers Management Trust:
      AMT Limited Maturity Bond Portfolio.......................       4,045           924
      AMT Partners Portfolio....................................      16,464        15,453
      AMT Socially Responsive Portfolio.........................         631           224
    Pilgrim Variable Products Trust:
      Pilgrim VP Growth Opportunities Portfolio.................       3,175         1,312
      Pilgrim VP Growth + Value Portfolio.......................      19,881        13,198
      Pilgrim VP High Yield Bond Portfolio......................       7,521         7,109
      Pilgrim VP International Value Portfolio..................      34,980        32,141
      Pilgrim VP MagnaCap Portfolio.............................         465            75
      Pilgrim VP MidCap Opportunities Portfolio.................       1,723           612
      Pilgrim VP Research Enhanced Index Portfolio..............       2,197         1,891
      Pilgrim VP SmallCap Opportunities Portfolio...............      22,010        14,273
    OCC Accumulation Trust:
      Equity Portfolio..........................................       5,767         3,369
      Global Equity Portfolio...................................      14,574        14,290
      Managed Portfolio.........................................       3,390         1,084
      Small Cap Portfolio.......................................      22,680        18,312

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

4.   PURCHASES AND SALES OF INVESTMENTS, CONTINUED:


                                                                     COST OF      PROCEEDS
                                FUND                                PURCHASES    FROM SALES
                                ----                                ---------    ----------
    Putnam Variable Trust:
      Putnam VT Asia Pacific Growth Fund -- Class IA Shares.....         537           336
      Putnam VT Diversified Income Fund -- Class IA Shares......         123           252
      Putnam VT Growth and Income Fund -- Class IA Shares.......      28,545        23,862
      Putnam VT New Opportunities Fund -- Class IA Shares.......      18,862         7,291
      Putnam VT Utilities Growth and Income Fund -- Class IA
         Shares.................................................         258           437
      Putnam VT Small Cap Value Fund -- Class IA Shares.........      15,297        14,201
      Putnam VT Voyager Fund -- Class IA Shares.................      41,308        10,833

5.   CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years ended December 31, 2001 and 2000 were as follows:

                                                           2001                                     2000
                                          --------------------------------------   --------------------------------------
                                            UNITS        UNITS      NET INCREASE     UNITS        UNITS      NET INCREASE
                                            ISSUED      REDEEMED     (DECREASE)      ISSUED      REDEEMED     (DECREASE)
                                          ----------   ----------   ------------   ----------   ----------   ------------
The Alger American Fund:
  Alger American Growth Portfolio.......   2,844,523    2,333,662      510,861      1,758,196    1,074,365      683,831
  Alger American Leveraged AllCap
    Portfolio...........................   1,201,387      963,169      238,218        225,284        8,055      217,229
  Alger American MidCap Growth
    Portfolio...........................   2,663,327    2,370,044      293,283      1,378,004    1,044,216      333,788
  Alger American Small Capitalization
    Portfolio...........................   2,520,020    2,378,744      141,276      2,366,424    2,160,293      206,131
AIM Variable Insurance Funds:
  AIM VI Dent Demographic Trends Fund...   1,039,133      686,828      352,305        479,952       29,912      450,040
Fidelity's Variable Insurance Products
  Fund (VIP):
  VIP Equity-Income Portfolio -- IC
    Shares..............................   2,672,334    2,409,304      263,030      3,010,386    3,161,160     (150,774)
  VIP Growth Portfolio -- IC Shares.....   1,320,783    1,297,324       23,459        715,979      704,350       11,629
  VIP High Income Portfolio -- IC
    Shares..............................   4,693,711    4,405,198      288,513        940,426      978,068      (37,642)
  VIP Money Market Portfolio -- IC
    Shares..............................  29,870,605   29,461,139      409,466     30,520,002   29,961,471      558,531
  VIP Overseas Portfolio -- IC Shares...      19,396      185,804     (166,408)         2,106      191,611     (189,505)
Fidelity's Variable Insurance Products
  Fund II (VIP II):
  VIP II Asset Manager Portfolio -- IC
    Shares..............................         901      176,347     (175,446)         1,275      239,121     (237,846)
  VIP II Contrafund Portfolio -- IC
    Shares..............................   1,491,555    1,324,723      166,832      1,289,196    1,181,558      107,638
  VIP II Index 500 Portfolio -- IC
    Shares..............................   1,129,297      809,506      319,791        960,645      777,650      182,995
  VIP II Investment Grade Bond
    Portfolio -- IC Shares..............     917,032      688,212      228,820        656,393      610,759       45,634
Golden American Trust GCG Trust Fully
  Managed...............................     655,975      513,672      142,303          6,708        6,708           --
  GCG Trust Mid-Cap Growth Series.......     495,084      473,392       21,692             --           --           --
Janus Aspen Series:
  Aggressive Growth Portfolio...........   1,434,564      951,785      482,779      1,653,298      691,373      961,925
  Growth Portfolio......................   1,038,061      711,787      326,274        889,896     (178,228)   1,068,124
  International Growth Portfolio........   7,269,147    6,975,373      293,774      4,210,457    3,683,452      527,005
  Worldwide Growth Portfolio............   3,672,309    3,151,639      520,670      3,205,253    2,413,409      791,844

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.   CHANGES IN UNITS OUTSTANDING, CONTINUED


                                                           2001                                     2000
                                          --------------------------------------   --------------------------------------
                                            UNITS        UNITS      NET INCREASE     UNITS        UNITS      NET INCREASE
                                            ISSUED      REDEEMED     (DECREASE)      ISSUED      REDEEMED     (DECREASE)
                                          ----------   ----------   ------------   ----------   ----------   ------------
Neuberger Berman Advisers Management
  Trust:
  AMT Limited Maturity Bond Portfolio...     563,497      331,074      232,423        251,217      197,121       54,096
  AMT Partners Portfolio................   1,737,807    1,679,667       58,140        440,081      422,381       17,700
  AMT Socially Responsive Portfolio.....     249,366      209,481       39,885         26,315        9,685       16,630
Pilgrim Variable Products Trust:
  Pilgrim VP Growth Opportunities
    Portfolio...........................   1,054,740      761,226      293,514        192,283       12,261      180,022
  Pilgrim VP Growth + Value Portfolio...   1,806,053    1,400,144      405,909        794,025      257,275      536,750
  Pilgrim VP High Yield Bond
    Portfolio...........................   1,453,770    1,418,573       35,197         57,791       32,823       24,968
  Pilgrim VP International Value
    Portfolio...........................   2,452,062    2,297,505      154,557      2,376,119    2,263,739      112,380
  Pilgrim VP MagnaCap Portfolio.........     100,648       58,451       42,197         14,003          910       13,093
  Pilgrim VP MidCap Opportunities
    Portfolio...........................     828,951      659,104      169,847         51,298        5,244       46,054
  Pilgrim VP Research Enhanced Index
    Portfolio...........................     324,092      299,355       24,737        167,009      132,610       34,399
  Pilgrim VP SmallCap Opportunities
    Portfolio...........................     980,620      758,233      222,387        760,978      365,073      395,905
OCC Accumulation Trust:
  Equity Portfolio......................     516,065      336,127      179,938        184,411      142,860       41,551
  Global Equity Portfolio...............   1,420,531    1,399,989       20,542        991,093      979,257       11,836
  Managed Portfolio.....................     512,315      334,454      177,861        247,465      232,973       14,492
  Small Cap Portfolio...................   2,007,198    1,706,244      300,954      2,359,805    2,340,693       19,112
Putnam Variable Trust:
  Putnam VT Asia Pacific Growth Fund --
    Class IA Shares.....................         399       33,677      (33,278)         1,412       33,778      (32,366)
  Putnam VT Diversified Income Fund --
    Class IA Shares.....................         322       16,982      (16,660)            55       25,724      (25,669)
  Putnam VT Growth and Income Fund --
    Class IA Shares.....................   1,451,678    1,315,680      135,998      1,406,559    1,331,425       75,134
  Putnam VT New Opportunities Fund --
    Class IA Shares.....................     966,248      788,719      177,529        683,247      481,989      201,258
  Putnam VT Utilities Growth and Income
    Fund -- Class IA Shares.............          66       18,198      (18,132)            92       27,590      (27,498)
  Putnam VT Small Cap Value Fund --
    Class IA Shares.....................   1,912,842    1,803,926      108,916          6,708        6,708           --
  Putnam VT Voyager Fund -- Class IA
    Shares..............................   1,226,963    1,037,282      189,681        887,991      684,135      203,856

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNIT VALUES
     A summary of accumulation unit values and accumulation units outstanding for variable life contracts, expense ratios, excluding expenses of the underlying funds, investment income ratios and total returns for the period ended December 31, 2001, follows:

                                                                                          SELECT(*)LIFE
                                                                        SELECT(*)LIFE I    SERIES 2000
                                                                             UNITS            UNITS
                                                                        ---------------   -------------
ALGER AMERICAN GROWTH PORTFOLIO
 December 31 2001...........................................                 230,172        2,843,538
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
 December 31 2001...........................................                      --          455,447
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
 December 31 2001...........................................                 109,647          813,139
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
 December 31 2001...........................................                  71,919          664,479
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
 December 31 2001...........................................                      --          802,345
FIDELITY'S VIP EQUITY-INCOME PORTFOLIO -- IC SHARES
 December 31 2001...........................................                 891,044        2,495,703
FIDELITY'S VIP GROWTH PORTFOLIO -- IC SHARES
 December 31 2001...........................................               1,217,904        3,218,582
FIDELITY'S VIP HIGH INCOME PORTFOLIO -- IC SHARES
 December 31 2001...........................................                 246,997          986,526
FIDELITY'S VIP MONEY MARKET PORTFOLIO -- IC SHARES
 December 31 2001...........................................                 336,275        2,960,883
FIDELITY'S VIP OVERSEAS PORTFOLIO -- IC SHARES
 December 31 2001...........................................                 256,014          550,747
FIDELITY'S VIP II ASSET MANAGER PORTFOLIO -- IC SHARES
 December 31 2001...........................................                 504,235          592,768
FIDELITY'S VIP II CONTRAFUND PORTFOLIO -- IC SHARES
 December 31 2001...........................................                 184,556        2,699,614
FIDELITY'S VIP II INDEX 500 PORTFOLIO -- IC SHARES
 December 31 2001...........................................                 255,958        2,667,648
FIDELITY'S VIP II INVESTMENT GRADE BOND PORTFOLIO --
 IC SHARES
 December 31 2001...........................................                 110,355          608,540
GOLDEN AMERICAN TRUST
 December 31 2001...........................................                      --          142,303
GOLDEN AMERICAN TRUST
 December 31 2001...........................................                      --           21,692
JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO
 December 31 2001...........................................                 235,336        2,000,203
JANUS ASPEN SERIES GROWTH PORTFOLIO
 December 31 2001...........................................                 142,922        2,191,551
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO
 December 31 2001...........................................                  95,020        1,306,295
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
 December 31 2001...........................................                 344,914        3,608,054
NEUBERGER BERMAN AMT LIMITED MATURITY
 BOND PORTFOLIO
 December 31 2001...........................................                  22,435          571,340
NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
 December 31 2001...........................................                  51,754          790,593
NEUBERGER BERMAN AMT SOCIALLY
 RESPONSIVE PORTFOLIO
 December 31 2001...........................................                      --           60,865

                                                                                NET ASSETS
                                                              ----------------------------------------------
                                                                                 SELECT(*)*LIFE
                                                              SELECT(*)LIFE I   SERIES 2000 UNIT
                                                                UNIT VALUE            VALUE
                                                              ---------------   -----------------
                                                               2000     2001     2000      2001     (000'S)
                                                              ------   ------   -------   -------   --------
ALGER AMERICAN GROWTH PORTFOLIO
 December 31 2001...........................................  $16.19   $14.16   $16.63    $14.67    $ 44,966
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
 December 31 2001...........................................      --       --     7.55      6.35       2,891
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
 December 31 2001...........................................   17.93    16.63    18.43     17.23      15,831
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
 December 31 2001...........................................   11.82     8.27    12.15      8.56       6,285
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
 December 31 2001...........................................      --       --     7.88      5.36       4,304
FIDELITY'S VIP EQUITY-INCOME PORTFOLIO -- IC SHARES
 December 31 2001...........................................   44.04    41.52    27.13     25.78     101,346
FIDELITY'S VIP GROWTH PORTFOLIO -- IC SHARES
 December 31 2001...........................................   60.20    49.17    32.70     26.93     146,559
FIDELITY'S VIP HIGH INCOME PORTFOLIO -- IC SHARES
 December 31 2001...........................................   23.46    20.54    12.67     11.19      16,110
FIDELITY'S VIP MONEY MARKET PORTFOLIO -- IC SHARES
 December 31 2001...........................................   19.15    19.79    14.47     15.08      51,300
FIDELITY'S VIP OVERSEAS PORTFOLIO -- IC SHARES
 December 31 2001...........................................   25.48    19.93    18.17     14.32      12,989
FIDELITY'S VIP II ASSET MANAGER PORTFOLIO -- IC SHARES
 December 31 2001...........................................   25.50    24.26    18.52     17.76      22,760
FIDELITY'S VIP II CONTRAFUND PORTFOLIO -- IC SHARES
 December 31 2001...........................................   15.17    13.21    27.74     24.34      68,158
FIDELITY'S VIP II INDEX 500 PORTFOLIO -- IC SHARES
 December 31 2001...........................................   31.95    27.86    31.62     27.80      81,285
FIDELITY'S VIP II INVESTMENT GRADE BOND PORTFOLIO --
 IC SHARES
 December 31 2001...........................................   18.52    19.93    15.19     16.48      12,228
GOLDEN AMERICAN TRUST
 December 31 2001...........................................      --       --       --     10.19       1,450
GOLDEN AMERICAN TRUST
 December 31 2001...........................................      --       --       --      7.82         170
JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO
 December 31 2001...........................................   22.01    13.22    22.61     13.69      30,499
JANUS ASPEN SERIES GROWTH PORTFOLIO
 December 31 2001...........................................   16.55    12.35    17.00     12.80      29,811
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO
 December 31 2001...........................................   16.82    12.81    17.29     13.27      18,555
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
 December 31 2001...........................................   17.11    13.17    17.59     13.64      53,757
NEUBERGER BERMAN AMT LIMITED MATURITY
 BOND PORTFOLIO
 December 31 2001...........................................   11.29    12.18    11.60     12.62       7,482
NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
 December 31 2001...........................................   11.32    10.91    11.63     11.31       9,503
NEUBERGER BERMAN AMT SOCIALLY
 RESPONSIVE PORTFOLIO
 December 31 2001...........................................      --       --    10.58     10.20         621


                                                                             INVESTMENT
                                                                EXPENSE        INCOME     SELECT(*)LIFE I   SERIES 2000
                                                                 RATIO         RATIO       TOTAL RETURN     TOTAL RETURN
                                                              ------------   ----------   ---------------   ------------
ALGER AMERICAN GROWTH PORTFOLIO
 December 31 2001...........................................  0.0% to 0.8%     0.23%          -12.53%         -11.81%
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
 December 31 2001...........................................          0.0%     0.00%               --         -15.93%
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
 December 31 2001...........................................  0.0% to 0.8%     0.00%           -7.28%          -6.52%
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
 December 31 2001...........................................  0.0% to 0.8%     0.05%          -30.08%         -29.51%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
 December 31 2001...........................................          0.0%     0.00%               --         -31.91%
FIDELITY'S VIP EQUITY-INCOME PORTFOLIO -- IC SHARES
 December 31 2001...........................................  0.0% to 0.8%     1.69%           -5.72%          -4.96%
FIDELITY'S VIP GROWTH PORTFOLIO -- IC SHARES
 December 31 2001...........................................  0.0% to 0.8%     0.08%          -18.31%         -17.65%
FIDELITY'S VIP HIGH INCOME PORTFOLIO -- IC SHARES
 December 31 2001...........................................  0.0% to 0.8%    12.86%          -12.44%         -11.73%
FIDELITY'S VIP MONEY MARKET PORTFOLIO -- IC SHARES
 December 31 2001...........................................  0.0% to 0.8%     4.00%            3.35%           4.19%
FIDELITY'S VIP OVERSEAS PORTFOLIO -- IC SHARES
 December 31 2001...........................................  0.0% to 0.8%     5.72%          -21.80%         -21.17%
FIDELITY'S VIP II ASSET MANAGER PORTFOLIO -- IC SHARES
 December 31 2001...........................................  0.0% to 0.8%     4.43%           -4.86%          -4.09%
FIDELITY'S VIP II CONTRAFUND PORTFOLIO -- IC SHARES
 December 31 2001...........................................  0.0% to 0.8%     0.78%          -12.95%         -12.24%
FIDELITY'S VIP II INDEX 500 PORTFOLIO -- IC SHARES
 December 31 2001...........................................  0.0% to 0.8%     1.12%          -12.81%         -12.10%
FIDELITY'S VIP II INVESTMENT GRADE BOND PORTFOLIO --
 IC SHARES
 December 31 2001...........................................  0.0% to 0.8%     4.34%            7.59%           8.46%
GOLDEN AMERICAN TRUST
 December 31 2001...........................................          0.0%     3.33%               --           1.90%
GOLDEN AMERICAN TRUST
 December 31 2001...........................................          0.0%     0.00%               --         -21.80%
JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO
 December 31 2001...........................................  0.0% to 0.8%     0.00%          -39.94%         -39.45%
JANUS ASPEN SERIES GROWTH PORTFOLIO
 December 31 2001...........................................  0.0% to 0.8%     0.07%          -25.34%         -24.73%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO
 December 31 2001...........................................  0.0% to 0.8%     1.15%          -23.85%         -23.23%
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
 December 31 2001...........................................  0.0% to 0.8%     0.50%          -23.06%         -22.44%
NEUBERGER BERMAN AMT LIMITED MATURITY
 BOND PORTFOLIO
 December 31 2001...........................................  0.0% to 0.8%     4.77%            7.91%           8.78%
NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
 December 31 2001...........................................  0.0% to 0.8%     0.36%           -3.61%          -2.83%
NEUBERGER BERMAN AMT SOCIALLY
 RESPONSIVE PORTFOLIO
 December 31 2001...........................................          0.0%     0.00%               --          -3.58%

                    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNIT VALUES, CONTINUED:

                                                                                          SELECT(*)LIFE
                                                                        SELECT(*)LIFE I    SERIES 2000
                                                                             UNITS            UNITS
                                                                        ---------------   -------------
PILGRIM VARIABLE TRUST GROWTH
OPPORTUNITIES PORTFOLIO
 December 31 2001...........................................                      --          473,536
PILGRIM VARIABLE TRUST GROWTH + VALUE PORTFOLIO
 December 31 2001...........................................                  96,090        1,132,809
PILGRIM VARIABLE TRUST HIGH YIELD BOND PORTFOLIO
 December 31 2001...........................................                   5,495          130,091
PILGRIM VARIABLE TRUST INTERNATIONAL VALUE PORTFOLIO
 December 31 2001...........................................                  43,288          439,714
PILGRIM VARIABLE TRUST MAGNACAP PORTFOLIO
 December 31 2001...........................................                      --           55,290
PILGRIM VARIABLE TRUST MIDCAP OPPORTUNITIES
 PORTFOLIO
 December 31 2001...........................................                      --          215,901
PILGRIM VARIABLE TRUST RESEARCH ENHANCED INDEX PORTFOLIO
 December 31 2001...........................................                   5,285          182,379
PILGRIM VARIABLE TRUST SMALLCAP OPPORTUNITIES PORTFOLIO
 December 31 2001...........................................                  80,386          775,725
OCC ACCUMULATION TRUST EQUITY PORTFOLIO
 December 31 2001...........................................                  28,645          339,236
OCC ACCUMULATION TRUST GLOBAL EQUITY PORTFOLIO
 December 31 2001...........................................                  16,193          104,513
OCC ACCUMULATION TRUST MANAGED PORTFOLIO
 December 31 2001...........................................                  55,127          608,572
OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO
 December 31 2001...........................................                  59,463          711,549
PUTNAM VT ASIA PACIFIC GROWTH FUND -- CLASS IA SHARES
 December 31 2001...........................................                      --          180,557
PUTNAM VT DIVERSIFIED INCOME FUND -- CLASS IA SHARES
 December 31 2001...........................................                   2,862           87,212
PUTNAM VT GROWTH AND INCOME FUND -- CLASS IA SHARES
 December 31 2001...........................................                 108,295        1,662,628
PUTNAM VT NEW OPPORTUNITIES FUND -- CLASS IA SHARES
 December 31 2001...........................................                      --        1,916,546
PUTNAM VT SMALL CAP VALUE FUND -- CLASS IA SHARES
 December 31 2001...........................................                      --          108,916
PUTNAM VT UTILITIES GROWTH AND INCOME FUND --
 CLASS IA SHARES
 December 31 2001...........................................                   6,118           94,898
PUTNAM VT VOYAGER FUND -- CLASS IA SHARES
 December 31 2001...........................................                 261,914        3,634,843

                                                                                NET ASSETS
                                                              ----------------------------------------------
                                                                                 SELECT(*)*LIFE
                                                              SELECT(*)LIFE I   SERIES 2000 UNIT
                                                                UNIT VALUE            VALUE
                                                              ---------------   -----------------
                                                               2000     2001     2000      2001     (000'S)
                                                              ------   ------   -------   -------   --------
PILGRIM VARIABLE TRUST GROWTH
OPPORTUNITIES PORTFOLIO
 December 31 2001...........................................      --       --   $ 8.94    $ 5.49    $  2,600
PILGRIM VARIABLE TRUST GROWTH + VALUE PORTFOLIO
 December 31 2001...........................................  $20.81   $14.25    21.39     14.76      18,089
PILGRIM VARIABLE TRUST HIGH YIELD BOND PORTFOLIO
 December 31 2001...........................................    8.71     8.70     8.95      9.01       1,220
PILGRIM VARIABLE TRUST INTERNATIONAL VALUE PORTFOLIO
 December 31 2001...........................................   17.86    15.65    18.35     16.21       7,806
PILGRIM VARIABLE TRUST MAGNACAP PORTFOLIO
 December 31 2001...........................................      --       --    10.16      9.10         503
PILGRIM VARIABLE TRUST MIDCAP OPPORTUNITIES
 PORTFOLIO
 December 31 2001...........................................      --       --     9.06      6.08       1,313
PILGRIM VARIABLE TRUST RESEARCH ENHANCED INDEX PORTFOLIO
 December 31 2001...........................................    9.48     8.25    13.52     11.87       2,208
PILGRIM VARIABLE TRUST SMALLCAP OPPORTUNITIES PORTFOLIO
 December 31 2001...........................................   28.97    20.36    45.83     32.47      26,824
OCC ACCUMULATION TRUST EQUITY PORTFOLIO
 December 31 2001...........................................   13.19    12.17    13.56     12.61       4,625
OCC ACCUMULATION TRUST GLOBAL EQUITY PORTFOLIO
 December 31 2001...........................................   13.90    11.88    14.28     12.31       1,479
OCC ACCUMULATION TRUST MANAGED PORTFOLIO
 December 31 2001...........................................   12.22    11.53    12.56     11.94       7,904
OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO
 December 31 2001...........................................   12.85    13.80    13.20     14.30      10,997
PUTNAM VT ASIA PACIFIC GROWTH FUND -- CLASS IA SHARES
 December 31 2001...........................................      --       --    10.41      7.94       1,433
PUTNAM VT DIVERSIFIED INCOME FUND -- CLASS IA SHARES
 December 31 2001...........................................   13.16    13.55    13.35     13.86       1,248
PUTNAM VT GROWTH AND INCOME FUND -- CLASS IA SHARES
 December 31 2001...........................................   25.40    23.65    26.26     24.64      43,533
PUTNAM VT NEW OPPORTUNITIES FUND -- CLASS IA SHARES
 December 31 2001...........................................      --       --    28.49     19.95      38,232
PUTNAM VT SMALL CAP VALUE FUND -- CLASS IA SHARES
 December 31 2001...........................................      --       --       --     11.01       1,199
PUTNAM VT UTILITIES GROWTH AND INCOME FUND --
 CLASS IA SHARES
 December 31 2001...........................................   24.10    18.61    24.39     18.98       1,915
PUTNAM VT VOYAGER FUND -- CLASS IA SHARES
 December 31 2001...........................................   33.09    25.52    33.65     26.17     101,802


                                                                             INVESTMENT
                                                                EXPENSE        INCOME     SELECT(*)LIFE I   SERIES 2000
                                                                 RATIO         RATIO       TOTAL RETURN     TOTAL RETURN
                                                              ------------   ----------   ---------------   ------------
PILGRIM VARIABLE TRUST GROWTH
OPPORTUNITIES PORTFOLIO
 December 31 2001...........................................          0.0%     0.00%               --         -38.56%
PILGRIM VARIABLE TRUST GROWTH + VALUE PORTFOLIO
 December 31 2001...........................................  0.0% to 0.8%     0.00%          -31.54%         -30.99%
PILGRIM VARIABLE TRUST HIGH YIELD BOND PORTFOLIO
 December 31 2001...........................................  0.0% to 0.8%     9.62%           -0.12%           0.69%
PILGRIM VARIABLE TRUST INTERNATIONAL VALUE PORTFOLIO
 December 31 2001...........................................  0.0% to 0.8%     1.57%          -12.38%         -11.67%
PILGRIM VARIABLE TRUST MAGNACAP PORTFOLIO
 December 31 2001...........................................          0.0%     1.38%               --         -10.44%
PILGRIM VARIABLE TRUST MIDCAP OPPORTUNITIES
 PORTFOLIO
 December 31 2001...........................................          0.0%     0.00%               --         -32.92%
PILGRIM VARIABLE TRUST RESEARCH ENHANCED INDEX PORTFOLIO
 December 31 2001...........................................  0.0% to 0.8%     0.57%          -12.94%         -12.23%
PILGRIM VARIABLE TRUST SMALLCAP OPPORTUNITIES PORTFOLIO
 December 31 2001...........................................          0.0%     0.00%          -29.73%         -29.15%
OCC ACCUMULATION TRUST EQUITY PORTFOLIO
 December 31 2001...........................................  0.0% to 0.8%     0.50%           -7.76%          -7.02%
OCC ACCUMULATION TRUST GLOBAL EQUITY PORTFOLIO
 December 31 2001...........................................  0.0% to 0.8%     0.00%          -14.51%         -13.82%
OCC ACCUMULATION TRUST MANAGED PORTFOLIO
 December 31 2001...........................................  0.0% to 0.8%     2.02%           -5.67%          -4.91%
OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO
 December 31 2001...........................................  0.0% to 0.8%     0.61%            7.46%           8.33%
PUTNAM VT ASIA PACIFIC GROWTH FUND -- CLASS IA SHARES
 December 31 2001...........................................          0.0%     0.00%               --         -23.76%
PUTNAM VT DIVERSIFIED INCOME FUND -- CLASS IA SHARES
 December 31 2001...........................................  0.0% to 0.8%     7.61%            2.99%           3.82%
PUTNAM VT GROWTH AND INCOME FUND -- CLASS IA SHARES
 December 31 2001...........................................  0.0% to 0.8%     1.63%           -6.92%          -6.16%
PUTNAM VT NEW OPPORTUNITIES FUND -- CLASS IA SHARES
 December 31 2001...........................................          0.0%     0.00%               --         -29.99%
PUTNAM VT SMALL CAP VALUE FUND -- CLASS IA SHARES
 December 31 2001...........................................          0.0%     0.00%               --          10.07%
PUTNAM VT UTILITIES GROWTH AND INCOME FUND --
 CLASS IA SHARES
 December 31 2001...........................................  0.0% to 0.8%     3.26%          -22.77%         -22.15%
PUTNAM VT VOYAGER FUND -- CLASS IA SHARES
 December 31 2001...........................................  0.0% to 0.8%     0.11%          -22.87%         -22.24%

                          INDEPENDENT AUDITORS' REPORT

Board of Directors
ReliaStar Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the ReliaStar Select(*)Life Variable Account sub-accounts (Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio, AIM VI Dent Demographic Trends Fund, VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP High Income Portfolio, VIP Money Market Portfolio, VIP Overseas Portfolio, VIP II Asset Manager Portfolio, VIP II Contrafund Portfolio, VIP II Index 500 Portfolio, VIP II Investment Grade Bond Portfolio, GCG Trust Fully Managed, GCG Trust Mid-Cap Growth Series, Aggressive Growth Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio, AMT Limited Maturity Bond Portfolio, AMT Partners Portfolio, AMT Socially Responsive Portfolio, Pilgrim VP Growth Opportunities Portfolio, Pilgrim VP Growth + Value Portfolio, Pilgrim VP High Yield Bond Portfolio, Pilgrim VP International Value Portfolio, Pilgrim VP MagnaCap Portfolio, Pilgrim VP MidCap Opportunities Portfolio, Pilgrim VP Research Enhanced Index Portfolio, Pilgrim VP SmallCap Opportunities Portfolio, Equity Portfolio, Global Equity Portfolio, Managed Portfolio, Small Cap Portfolio, Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Growth and Income Fund, Putnam VT New Opportunities Fund, Putnam VT Small Cap Value Fund, Putnam VT Utilities Growth and Income Fund, and Putnam VT Voyager Fund) as of December 31, 2001 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. The statements of operations and changes in net assets for the year ended December 31, 1999, were audited by other auditors whose report dated February 11, 2000, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Select(*)Life Variable Account as of December 31, 2001, and the results of their operations and changes in net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Minneapolis, Minnesota
February 15, 2002

                          INDEPENDENT AUDITORS' REPORT

Board of Directors
ReliaStar Life Insurance Company

     We have audited the accompanying combined statement of operations of ReliaStar Select*Life Variable Account (including the sub-accounts which comprise the Account) for the year ended December 31, 1999. This financial statement is the responsibility of the management of ReliaStar Life Insurance Company. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statement referred to above presents fairly, in all material respects, the results of the operations of the respective sub-accounts constituting the ReliaStar Select*Life Variable Account for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

                                          /s/ DELOITTE & TOUCHE LLP
Minneapolis, Minnesota
February 11, 2000

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

                        RELIASTAR LIFE INSURANCE COMPANY
                    FINANCIAL STATEMENTS -- STATUTORY BASIS
                     YEARS ENDED DECEMBER 31, 2001 AND 2000

CONTENTS

Report of Independent Auditors..............................   F-2
Audited Financial Statements -- Statutory Basis
Balance Sheets -- Statutory Basis...........................   F-3
Statements of Operations -- Statutory Basis.................   F-5
Statements of Changes in Capital and Surplus -- Statutory
  Basis.....................................................   F-6
Statements of Cash Flows -- Statutory Basis.................   F-7
Notes to Financial Statements -- Statutory Basis............   F-9

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

REPORT OF INDEPENDENT AUDITORS

Board of Directors and Shareholder
ReliaStar Life Insurance Company
Minneapolis, Minnesota

     We have audited the accompanying statutory-basis balance sheets of ReliaStar Life Insurance Company (an indirect, wholly-owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2000 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

     In our opinion, because of the effects of the matters discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Reliastar Life Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

     However, in our opinion the financial statements referred to above present fairly, in all material respects, the financial position of Reliastar Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce.

     As discussed in Note 3 to the financial statements, in 2001 Reliastar Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Minnesota Department of Commerce.
                                          /s/ Ernst & Young LLP

March 29, 2002

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                       BALANCE SHEETS -- STATUTORY BASIS

                                                                   DECEMBER 31
                                                                ------------------
                                                                 2001       2000
                                                                -------    -------
                                                                  (IN MILLIONS)
ASSETS
Bonds.......................................................    $ 4,956    $ 4,464
Stocks......................................................        860        783
Mortgage loans on real estate...............................        794        575
Real estate (less encumbrances: 2001, $0; 2000, $0).........        101        107
Policy loans................................................        263        260
Cash on hand and on deposit.................................        130         11
Short-term investments......................................        138         56
Other invested assets.......................................         92         71
                                                                -------    -------
Total cash and invested assets..............................      7,334      6,327
Reinsurance balances recoverable............................         87         73
Life insurance premiums and annuity considerations deferred
  and uncollected...........................................         83        123
Accident and health premiums due and unpaid.................         36        104
Transfers from separate account due and accrued.............        156        294
Investment income due and accrued...........................         83         85
Federal income tax receivable (including $47 admitted
  deferred tax asset at December 31, 2001)..................         87         61
Other admitted assets.......................................         97        108
Separate account assets.....................................      3,973      4,501
                                                                -------    -------
Total admitted assets.......................................    $11,936    $11,382
                                                                =======    =======

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

                                                                        DECEMBER 31
                                                                ---------------------------
                                                                   2001             2000
                                                                ----------       ----------
                                                                   (IN MILLIONS, EXCEPT
                                                                PARENTHETICAL DISCLOSURES)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Aggregate reserves for policies and contracts.............     $ 4,625          $ 4,310
  Accumulations and deposit fund liabilities................         606              493
  Policy and contract claims................................         502              489
  Policyholders' dividends..................................          19               20
  Other policy and contract liabilities.....................          63               62
                                                                 -------          -------
                                                                   5,815            5,374
  Commissions payable.......................................          47               74
  General expenses due or accrued...........................          48               60
  Taxes, licenses, and fees due or accrued, excluding
     federal income taxes...................................          12               10
  Unearned investment income................................           8                8
  Interest maintenance reserve..............................          11                2
  Asset valuation reserve...................................          65               66
  Indebtedness to related parties...........................          51               --
  Other liabilities.........................................         724              405
  Separate account liabilities..............................       3,970            4,498
                                                                 -------          -------
Total liabilities...........................................      10,751           10,497
Capital and surplus:
  Common capital stock......................................           3                3
  Preferred capital stock ($100,000 at December 31, 2001 and
     2000)..................................................          --               --
  Surplus note..............................................         100              100
  Gross paid in and contributed surplus.....................         957              820
  Unassigned surplus........................................         125              256
  Less treasury stock -- preferred stock (($100,000) at
     December 31, 2001 and 2000)............................          --               --
                                                                 -------          -------
Total capital and surplus...................................       1,185            1,179
                                                                 -------          -------
Total liabilities and capital and surplus...................     $11,936          $11,676
                                                                 =======          =======

                            See accompanying notes.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                                   YEAR ENDED
                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
PREMIUMS AND OTHER REVENUES
Premiums and annuity considerations.........................    $1,797    $1,861
Considerations for supplementary contracts and dividend
  accumulations.............................................         2         2
Net investment income.......................................       470       414
Separate account fee revenue................................        14       113
Other income................................................        71     1,052
                                                                ------    ------
Total revenues..............................................     2,354     3,442
BENEFITS PAID OR PROVIDED
Death benefits..............................................       761       682
Annuity benefits............................................        85        70
Disability and accident and health benefits.................       244       301
Surrender benefits and other fund withdrawals...............       457     1,260
Payments on supplementary contracts and of dividend
  accumulations.............................................         2         2
Change in reserve for policies and contracts................       424       155
Other.......................................................        16        10
Net transfers to separate accounts..........................       158       302
                                                                ------    ------
Total benefits paid or provided.............................     2,147     2,782
INSURANCE EXPENSES
Commissions.................................................       233       283
General insurance expenses..................................       244       241
Insurance taxes, licenses and fees, excluding federal income
  taxes.....................................................        35        34
Other.......................................................        26       336
                                                                ------    ------
Total benefits and expenses.................................     2,685     3,374
                                                                ------    ------
Net loss from operations before dividends to policyholders
  and federal income taxes..................................      (331)     (234)
Dividends to policyholders..................................        24        25
                                                                ------    ------
Net loss from operations before federal income taxes........      (355)     (259)
Federal income taxes........................................      (125)      (60)
                                                                ------    ------
Net loss from operations before realized capital losses.....      (230)     (199)
Net realized capital losses, net of tax (2001 -- $11;
  2000 -- $(10).............................................       (22)      (44)
                                                                ------    ------
Net loss....................................................    $ (252)   $ (243)
                                                                ======    ======

                            See accompanying notes.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
        STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                   YEAR ENDED
                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
Capital and surplus, beginning of year......................    $1,179    $1,154
Net loss....................................................      (252)     (243)
Dividends to Parent.........................................        --       (61)
Change in net unrealized capital gains and losses...........        96        23
Change in non-admitted assets and related items.............       (33)       (1)
Change in liability for reinsurance in unauthorized
  companies.................................................         6       (25)
Transfer of prepaid pension asset...........................      (133)       --
Change in accounting principle, net of tax..................       147        --
Change in net deferred income tax...........................        29        --
Change in reserve related to change in valuation basis......        --        (3)
Decrease in asset valuation reserve.........................         1        20
Capital contribution from Parent............................       137       314
Other changes in capital and surplus, net...................         8         1
                                                                ------    ------
Capital and surplus, end of year............................    $1,185    $1,179
                                                                ======    ======

                            See accompanying notes.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                  STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                                   YEAR ENDED
                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
OPERATING ACTIVITIES
Premiums and annuity considerations.........................    $1,886    $1,882
Charges and fees for deposit-type funds.....................       (64)       --
Considerations for supplementary contracts and dividend
  accumulations.............................................         2         2
Commission and expense allowances on reinsurance ceded......        42        52
Net investment income.......................................       434       408
Fees from separate accounts.................................        14       116
Other income................................................        14       707
Life and accident and health claims.........................    (1,005)     (796)
Surrender benefits and other fund withdrawals...............      (457)   (1,260)
Other benefits to policyholders.............................      (106)      (92)
Commissions, other expenses and taxes.......................      (591)     (531)
Net transfers to separate accounts..........................       (10)     (341)
Dividends to policyholders..................................       (25)      (23)
Federal income taxes........................................       146       (43)
                                                                ------    ------
Net cash from operations....................................       280        81

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
           STATEMENTS OF CASH FLOWS -- STATUTORY BASIS -- (CONTINUED)

                                                                   YEAR ENDED
                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
  Bonds.....................................................    $4,629    $1,512
  Stocks....................................................        56     1,051
  Mortgage loans............................................        49       265
  Real estate...............................................         3        11
  Other invested assets.....................................        10        14
  Miscellaneous proceeds....................................        65         1
Taxes on capital gains and losses...........................       (11)        9
                                                                ------    ------
Total investment proceeds...................................     4,801     2,863
Cost of investments acquired:
  Bonds.....................................................    (5,127)   (2,067)
  Stocks....................................................       (49)   (1,063)
  Mortgage loans............................................      (268)      (57)
  Real estate...............................................        (1)      (13)
  Other invested assets.....................................       (25)      (29)
  Miscellaneous applications................................        --       (19)
                                                                ------    ------
Total investments acquired..................................    (5,470)   (3,248)
Net change in policy loans and premium notes................        (2)      (10)
                                                                ------    ------
Net cash used for investments...............................      (671)     (395)
FINANCING AND MISCELLANEOUS ACTIVITIES
Dividends to Parent.........................................        --       (61)
Capital contribution from Parent............................       137       314
Borrowed money..............................................       225        74
Other sources, net..........................................       230       (52)
                                                                ------    ------
Net cash from financing and miscellaneous activities........       592       275
                                                                ------    ------
Net change in cash and short-term investments...............       201       (39)
Cash and short-term investments at beginning of year........        67       106
                                                                ------    ------
Cash and short-term investments at end of year..............    $  268    $   67
                                                                ======    ======

                            See accompanying notes.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

                        RELIASTAR LIFE INSURANCE COMPANY
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)
                NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
                               DECEMBER 31, 2001

1. NATURE OF OPERATIONS AND BASIS OF FINANCIAL REPORTING

NATURE OF OPERATIONS

     ReliaStar Life Insurance Company (the Company) is principally engaged in the business of providing individual life insurance and annuities; employee benefit products and services; retirement plans; and life and health reinsurance. The Company operates primarily in the United States and is authorized to conduct business in all states, except New York.

     All outstanding shares of the Company are owned by ReliaStar Financial Corp. (ReliaStar), a holding and management company domiciled in Delaware. ReliaStar's ultimate parent is ING Groep, N.V. (ING), a global financial services company based in Amsterdam, the Netherlands. ING acquired ReliaStar in September 2000. The Company owns at December 31, 2001, directly and indirectly, all capital stock of the following companies: Northern Life Insurance Company, Norlic, Inc., Security-Connecticut Life Insurance Company, ReliaStar Life Insurance Company of New York, ReliaStar Reinsurance Group (UK), Ltd. and NWNL Benefits Corporation.

USE OF ESTIMATES

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BASIS OF PRESENTATION

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, whose practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant of these differences are as follows:

INVESTMENTS

     Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

1. NATURE OF OPERATIONS AND BASIS OF FINANCIAL REPORTING, CONTINUED


INVESTMENTS, CONTINUED

reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

     For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred, and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value.

VALUATION ALLOWANCES

     The asset valuation reserve (AVR) is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

SEPARATE ACCOUNTS

     The Company operates separate accounts. The assets and liabilities of the separate accounts are primarily related to variable annuity, variable universal life and 401(k) contracts and represent policyholder-directed funds that are separately administered. The assets (primarily investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. The assets and liabilities of these accounts are carried at fair value.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

1. NATURE OF OPERATIONS AND BASIS OF FINANCIAL REPORTING, CONTINUED


SEPARATE ACCOUNTS, CONTINUED

     Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

REINSURANCE

     For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Such treatment is not required by GAAP. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

BENEFIT AND CONTRACT RESERVES

     Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

POLICY ACQUISITION COSTS

     The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

NON-ADMITTED ASSETS

     Certain assets designated as "nonadmitted," principally past-due agents' balances, deferred federal income taxes, aged reinsurance receivable and other intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Prior to January 1, 2001, nonadmitted assets included certain assets designated as nonadmitted. Under GAAP, such assets are included in the balance sheet.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

1. NATURE OF OPERATIONS AND BASIS OF FINANCIAL REPORTING, CONTINUED

PARTICIPATION FUND ACCOUNT

     On January 3, 1989, the Commissioner of Commerce of the State of Minnesota approved a Plan of Conversion and Reorganization (the Plan) which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

     The Plan provided for the establishment of a Participation Fund Account
(PFA) for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $300 million as of December 31, 2001) with respect to such policies are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

STATEMENTS OF CASH FLOWS

     Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

RECONCILIATION TO GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

INVESTMENTS

     Other significant accounting practices are as follows:

     Bonds, preferred stocks, common stocks, short-term investments and derivative instruments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset-backed securities, which are valued using the prospective method.

          Redeemable preferred stocks are reported at amortized cost or the lower of amortized cost or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains/(losses) were reported in unassigned surplus without any adjustment for federal income taxes.

          The Company uses interest rate swaps, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

1. NATURE OF OPERATIONS AND BASIS OF FINANCIAL REPORTING, CONTINUED


INVESTMENTS, CONTINUED

     items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

          Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

          Mortgage loans are reported at unpaid principal balances, less allowance for impairments.

          Policy loans are reported at unpaid principal balances.

          Other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

          For reverse repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities. Dollar roll transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

          Short-term investments are reported at cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of residual collateralized mortgage obligations and partnership interests.

     Realized capital gains and losses are determined using the specific identification basis. Preferred stocks in good standing are valued at cost, which approximates market value.

     Investment real estate and buildings owned and occupied by the Company are carried at cost less accumulated depreciation and encumbrances, or market value if lower.

     Real estate acquired in satisfaction of debt is stated at the lower of the appraised value of the asset foreclosed, or book value of the mortgage at the date of foreclosure.

     Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

     Subsidiaries of the Company are accounted for using the equity method of accounting. Insurance subsidiaries are carried at their statutory book value and non-insurance subsidiaries are carried at their book value calculated in accordance with generally accepted accounting principles. The reported net income of the Company's subsidiaries is included in investment income, while all other changes in the net assets of subsidiaries are included in unrealized gains and losses. The assets and liabilities of the Company's subsidiaries are not consolidated with the assets and liabilities of the Company.

     The Company uses straight-line depreciation for all of its depreciable assets, with useful lives varying depending on the asset. For real estate subject to long-term leases, a depreciation method is used to result in accounting similar to direct financing leases whereby the excess of aggregate rentals over cost (reduced by

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

1. NATURE OF OPERATIONS AND BASIS OF FINANCIAL REPORTING, CONTINUED


INVESTMENTS, CONTINUED

estimated residual value) is recognized as investment income over the term of the lease at an approximately constant periodic rate of return.

     Realized investment gains and losses on sales of securities are included in the determination of net income and are determined on the specific identification method. Unrealized investment gains and losses are accounted for as direct increases or decreases in surplus. Income tax effects of unrealized gains and losses are not recognized. Realized gains and losses on expired futures contracts have been deferred and are being amortized over the life of the asset or liability the future contracts hedged.

     Due and accrued income is excluded from investment income on mortgage loans, bonds and short-term investments where interest is past due more than 90 days. The total amount excluded at December 31, 2001 and 2000 was $0 and $3 million, respectively.

PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2001, were as follows:

                                                                GROSS    NET OF LOADING
                                                                -----    --------------
Industrial..................................................     $--          $--
Ordinary new business.......................................       5            5
Ordinary renewal............................................      24           25
Credit Life.................................................       2            2
Group Life..................................................      70           59
Group Annuity...............................................      (8)          (8)
                                                                 ---          ---
Total.......................................................     $93          $83
                                                                 ===          ===

AGGREGATE RESERVES FOR POLICIES AND CONTRACTS

     Reserves for future policy and contract benefits for life insurance are computed by the net level premium and preliminary term and other modified reserve methods on the basis of interest rates and mortality assumptions prescribed by state regulatory authorities. Annuity reserves are computed using interest rates and mortality assumptions where needed as prescribed by state regulatory authorities. Waiver of premium reserves (group disabled life reserves) are determined using morbidity and termination assumptions primarily based on the 1970 Intercompany Group Disability Table, using an interest rate of 5.25% to 6.25% for disablements. Reserves for long-term disability policies are primarily based on the 1981 Company Termination Table, using an interest rate of 5.5% to 10.3% for disablements prior to 1993 and the 1987 CGDT using an interest rate of 5.5% to 6.25% for disablements subsequent to 1992. Liabilities for unpaid accident and health claims are estimates of the ultimate net cost of all reported and unreported claims not yet settled. These reserves are estimated using actuarial analyses and case basis evaluations.

     The Company waives deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

1. NATURE OF OPERATIONS AND BASIS OF FINANCIAL REPORTING, CONTINUED

AGGREGATE RESERVES FOR POLICIES AND CONTRACTS, CONTINUED

     All substandard policies except Adjustable Life and Universal Life are valued as standard plus an amount determined by valuation representing the excess amount of the multiple table reserves over the standard reserves. All Adjustable Life and Universal Life policies are valued directly on a multiple table basis.

     As of December 31, 2001, the Company had insurance in force of $2 billion for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Minnesota. Reserves to cover this insurance totaled $14 million at December 31, 2001.

     Of the total annuity reserves and deposit fund liabilities at December 31, 2001, approximately 16% were subject to discretionary withdrawal -- with adjustment; approximately 18% were subject to discretionary withdrawal -- without adjustment; approximately 9% were not subject to discretionary withdrawal provisions; and approximately 57% were related to "market value" reserves in separate accounts without investment guarantees whose surrender values vary with the market value of the invested assets supporting the reserves.

     Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the underlying policies and the terms of the reinsurance contract.

DEFERRED TAXES

     Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and the tax bases of assets and liabilities. Starting in 2001, deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

     Premiums on life insurance and annuity contracts are generally recognized as revenue over the premium-paying period of the contract. Contract benefits are recognized over the life of the contract by providing reserves for future policy and contract benefits.

     Costs of acquiring new business are charged to operating expenses when incurred.

RECLASSIFICATIONS

     Certain prior year amounts in the ReliaStar Life Insurance Company's statutory-basis financial statements have been reclassified to conform to the 2001 financial statement presentation.

2. PERMITTED STATUTORY BASIS ACCOUNTING PRACTICES

     The Company prepares statutory basis financial statements in accordance with accounting practices prescribed or permitted by the State of Minnesota Department of Insurance. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory accounting practices encompasses all accounting practices

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

2. PERMITTED STATUTORY BASIS ACCOUNTING PRACTICES, CONTINUED

that are not prescribed; such practices may differ from state to state, and from company to company within a state, and may change in the future.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the State of Minnesota Insurance Department. As of December 31, 2001 and 2000, the Company had no such permitted accounting practices.

3. ACCOUNTING CHANGES

     The NAIC has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual was effective January 1, 2001. The State of Minnesota has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and has resulted in changes to the accounting practices that the Company uses to prepare its statutory basis financial statements. The Company adopted the revised Accounting Practices and Procedures Manual on January 1, 2001.

     Accounting changes adopted to conform to the provisions of the Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that increased unassigned surplus approximately $147 million as of January 1, 2001. Included in this total adjustment were adjustments to increase unassigned surplus with $42 million related to net admitted deferred tax assets and approximately $120 million related to qualified pension plan assets which were subsequently non-admitted. Offsetting these increases was a $21 million adjustment to record liabilities for the Company's non-qualified pensions plans.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

4. INVESTMENTS

BONDS

     The statement value and estimated market values of investments in bonds by type of investment were as follows at December 31:

                                                                           GROSS UNREALIZED     ESTIMATED
                                                              STATEMENT    -----------------     MARKET
                                                                VALUE      GAINS    (LOSSES)      VALUE
                                                              ---------    -----    --------    ---------
                                                                             (IN MILLIONS)
2001
United States Government and government agencies and
  authorities.............................................     $   97      $  2       $ (1)      $   98
States, municipalities and political subdivisions.........         34         8         --           42
Foreign governments.......................................         68         6         (1)          73
Public utilities..........................................        189         6         (2)         194
Corporate Securities......................................      2,213        74        (34)       2,253
Mortgage-backed/structured securities.....................      2,355        63        (45)       2,373
                                                               ------      ----       ----       ------
Total.....................................................     $4,956      $159       $(82)      $5,033
                                                               ======      ====       ====       ======
2000
United States Government and government agencies and
  authorities.............................................     $  231      $ 12       $ --       $  243
States, municipalities and political subdivisions.........          8        --         --            8
Foreign governments.......................................         34         1         --           34
Public utilities..........................................        312         5         (3)         314
Corporate Securities......................................      2,575        40        (44)       2,571
Mortgage-backed/structured securities.....................      1,304        29        (45)       1,289
                                                               ------      ----       ----       ------
Total.....................................................     $4,464      $ 87       $(92)      $4,459
                                                               ======      ====       ====       ======

     At December 31, 2001 and 2000, bonds with an amortized cost of $83,604,000 and $54,797,000 respectively, were on deposit with various insurance departments to meet regulatory requirements.

     The statement value and estimated market value of bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                 DECEMBER 31, 2001
                                                                -------------------
                                                                AMORTIZED     FAIR
                                                                  COST       VALUE
                                                                ---------    ------
                                                                   (IN MILLIONS)
Maturing in:
  One year or less..........................................     $   67      $   69
  One to Five years.........................................        952         979
  Five to Ten years.........................................      1,170       1,190
  Ten years or later........................................        412         422
Mortgage-backed/structured securities.......................      2,355       2,373
                                                                 ------      ------
Total.......................................................     $4,956      $5,033
                                                                 ======      ======

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

4. INVESTMENTS, CONTINUED


BONDS, CONTINUED

     The estimated market values for actively traded marketable bonds are determined based upon quoted market prices. The estimated market values for marketable bonds without an active market are obtained through several commercial pricing services, which provide the estimated market values. Estimated market values of privately placed bonds, which are not considered problems, are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates market values which the Company considers reflective of the estimated market value of each privately placed bond. Estimated market values for privately placed bonds which are considered problems are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

     At December 31, 2001, the largest industry concentration of the private placement portfolio was mortgage-backed/structured finance where 26% of the portfolio was invested, and the largest industry concentration of the marketable bond portfolio was mortgage-backed/structured finance, where 43% of the portfolio was invested.

STOCKS

     The cost and statement value of stocks were as follows:

                                                                2001     2000
                                                                -----    -----
                                                                (IN MILLIONS)
Unaffiliated:
  Cost......................................................    $ 28     $ 30
  Gross unrealized gains....................................      --       --
  Gross unrealized losses...................................      (2)      (2)
                                                                ----     ----
  Statement value...........................................      26       28
Affiliated -- statement value...............................     834      755
                                                                ----     ----
Total statement value.......................................    $860     $783
                                                                ====     ====

MORTGAGE LOANS ON REAL ESTATE

     The maximum and minimum lending rates for all mortgage loans issued during 2001 were 7.79% and 6.00%, respectively.

     During 2001 and 2000, the Company did not reduce interest rates of outstanding mortgage loans.

     The maximum percentage of any one loan to the value of security at the time of the loan was 74%. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan that would be permitted by law on the land without buildings. As of December 31, 2001, the Company held no mortgages with interest more than 180 days overdue.

     At December 31, 2001, the largest geographic concentration of commercial mortgage loans was in the Pacific region of the United States, where approximately 28% of the commercial mortgage loan portfolio was invested.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

4. INVESTMENTS, CONTINUED

INVESTMENT INCOME

     Investment income summarized by type of investment was as follows:

                                                                  YEAR ENDED
                                                                 DECEMBER 31
                                                                --------------
                                                                2001     2000
                                                                -----    -----
                                                                (IN MILLIONS)
Bonds.......................................................    $378     $314
Common Stock-Affiliates.....................................      52       16
Mortgage Loans on Real Estate...............................      49       58
Real Estate.................................................      28       25
Policy Loans................................................      17       16
Short-Term Investments......................................       1        5
Other.......................................................      (1)      16
                                                                ----     ----
Gross Investment Income.....................................     524      450
Investment Expenses.........................................      54       36
                                                                ----     ----
Net investment income.......................................    $470     $414
                                                                ====     ====

REALIZED INVESTMENT GAINS AND LOSSES

     Net realized capital gains (losses) were as follows:

                                                                  YEAR ENDED
                                                                 DECEMBER 31
                                                                --------------
                                                                2001      2000
                                                                ----      ----
                                                                (IN MILLIONS)
Bonds:
  Gross gains...............................................    $ 33      $ 14
  Gross losses..............................................     (20)      (63)
Mortgage loans on real estate...............................      --        (9)
Other.......................................................      (6)       (6)
                                                                ----      ----
Net pretax realized capital gains and losses................       7       (64)
Income tax (expense) benefit................................     (11)       10
Net pretax realized capital gains and losses transferred to
  interest maintenance reserve (IMR)........................     (27)       15
Income tax expense (benefit) transferred to IMR.............       9        (5)
                                                                ----      ----
Net realized capital losses, net of tax.....................    $(22)      (44)
                                                                ====      ====

     Proceeds from the sale of bonds were $4.6 billion and $1.5 billion during 2001 and 2000, respectively.

     As part of its investment strategy, the Company enters into dollar rolls transactions to increase its return on investments and improve liquidity. Dollar rolls involve the sale of securities and an agreement to repurchase substantially the same security as the security sold. Such borrowings averaged approximately $37 million during 2001 and were collateralized by investment in securities with fair values approximately equal to the loan value. The balance of dollar roll transactions at December 31, 2001 was $249 million. The primary risk associated with short term collateralized borrowings is that the counter Party will be unable to perform under

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

4. INVESTMENTS, CONTINUED


REALIZED INVESTMENT GAINS AND LOSSES, CONTINUED

the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.

     The Company participates in reverse repurchase transactions. Such transactions involve the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate duration. The terms of the reverse repurchase agreement call for payment of interest at a rate of between 1.80% and 2.26%. Amounts due related to reverse repurchase transactions as of December 31, 2001 were $37 million.

5. DERIVATIVE INSTRUMENTS

     The Company has an established program prescribing the use of derivatives in its asset/liability management activity. The investment policy of the Company expressly precludes the use of such instruments for speculative purposes. The policy details permissible uses and instruments and contains accounting and management controls designed to assure compliance with these policies. The Company is not a party to leveraged derivatives.

     The insurance liabilities of the Company are sensitive to changes in market interest rates. The Company has established procedures for evaluating these liabilities and structures investment asset portfolios with compatible characteristics. Investment assets are selected which provide yield, cash flow and interest rate sensitivities appropriate to support the insurance products.

     The Company uses interest rate swaps and equity indexed call options as part of this asset/liability management program. The Company has acquired a significant amount of certain shorter duration investments, such as floating rate or adjustable rate investments. Acquisition of these assets shortens the duration of an asset portfolio. The Company uses interest rate swaps to extend the duration of these portfolios as an alternative to purchasing longer duration investments. The equity indexed call options are based on the S&P 500 Index and are used to hedge the Company's equity indexed annuity product. On the termination date, the counterparty will make one payment to the Company based on the level of the index and strike price.

     The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations, given their high credit ratings. In addition, the Company has established an issuer holder limitation program whereby the maximum credit exposure to a single issuer is established based upon the credit rating of the issuer and the structure of the investment. The positive market value of swap positions is included in the computation of the maximum issuer limitation.

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2001 and 2000 (in millions):

                                                                      DECEMBER 31, 2001
                                                                -----------------------------
                                                                NOTIONAL    CARRYING    FAIR
                                                                 AMOUNT      VALUE      VALUE
                                                                --------    --------    -----
Interest rate contracts:
  Swaps.....................................................     $360.0       $ --      $28.5
  Options owned.............................................        6.3        1.3        1.3
                                                                 ------       ----      -----
Total derivatives...........................................     $366.3       $1.3      $29.8
                                                                 ======       ====      =====

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

5. DERIVATIVE INSTRUMENTS, CONTINUED


                                                                      DECEMBER 31, 2000
                                                                -----------------------------
                                                                NOTIONAL    CARRYING    FAIR
                                                                 AMOUNT      VALUE      VALUE
                                                                --------    --------    -----
Interest rate contracts:
  Swaps.....................................................     $155.0       $ --      $3.2
  Options owned.............................................        6.3        1.4       1.4
                                                                 ------       ----      ----
Total derivatives...........................................     $161.3       $1.4      $4.6
                                                                 ======       ====      ====

6. EMPLOYEE BENEFIT PLANS

DEFINED BENEFIT PLAN

     The Company has defined benefit pension plans covering substantially all of its employees. The benefits are based on years of service and the employee's average annual compensation during the last five years of employment. The Company's funding and accounting policies are consistent with the funding requirements of Federal law and regulations. As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING America Insurance Holdings, including ReliaStar Life Insurance Company, were merged into one plan which will be recognized in ING's financial statements. As a result, the Company transferred its qualified pension assets and liabilities to ING North America Insurance corporation, an affiliate. In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") to retired employees through an unfunded postretirement benefit plan. A summary of assets, obligations, and assumptions of the Pension and Other Post Retirement Benefit Plans is as follows:

                                                                PENSION BENEFITS        OTHER BENEFITS
                                                                -----------------       --------------
                                                                  2001      2000        2001     2000
                                                                --------    -----       -----    -----
                                                                  (IN MILLIONS)         (IN MILLIONS)
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year.....................    $    --      $--        $14.2    $13.5
Adoption of Codification....................................      228.8      --            --       --
Service cost................................................        2.4      --           0.7      0.2
Interest cost...............................................       17.4      --           1.1      0.4
Contribution by plan participants...........................         --      --           0.5      0.5
Actuarial gain (loss).......................................        7.1      --          (4.6)     0.6
Benefits paid...............................................       (6.5)     --          (1.2)    (0.9)
Plan amendments.............................................       (0.2)     --           3.3       --
Business combinations, divestitures, curtailments,
  settlements and special termination benefits..............     (221.1)     --           1.0       --
                                                                -------      --         -----    -----
Benefit obligation at end of year...........................    $  27.9      $--        $15.0    $14.2
                                                                =======      ==         =====    =====

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

6. EMPLOYEE BENEFIT PLANS, CONTINUED

DEFINED BENEFIT PLAN, CONTINUED


                                                                PENSION BENEFITS        OTHER BENEFITS
                                                                -----------------       --------------
                                                                  2001      2000        2001     2000
                                                                --------    -----       -----    -----
                                                                  (IN MILLIONS)         (IN MILLIONS)
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year..............    $    --      $--        $  --    $  --
Adoption of Codification....................................      327.5      --            --       --
Actual return on plan assets................................      (83.9)     --            --       --
Employer contribution.......................................        2.0      --           0.8      0.5
Plan participants' contributions............................         --      --           0.5      0.5
Benefits paid...............................................       (6.5)                 (1.3)    (1.0)
Business combinations, divestitures and settlements.........     (239.1)     --            --       --
                                                                -------      --         -----    -----
Fair value of plan assets at end of year....................    $    --      $--        $  --    $  --
                                                                =======      ==         =====    =====

                                                                PENSION BENEFITS        OTHER BENEFITS
                                                                ----------------      ------------------
                                                                 2001       2000       2001        2000
                                                                ------      ----      ------      ------
                                                                 (IN MILLIONS)          (IN MILLIONS)
FUNDED STATUS
Funded status at December 31................................    $(27.9)     $--       $(15.0)     $(14.2)
Unamortized prior service cost..............................        --       --          3.3          --
Unrecognized net gain or (loss).............................        --       --         (4.1)        0.6
                                                                ------      ---       ------      ------
Net amount recognized.......................................    $(27.9)     $--       $(15.8)     $(13.6)
                                                                ======      ===       ======      ======

     Upon the adoption of Codification, the pension benefits related to vested employees not previously recognized has been recorded as part of the cumulative effect of accounting change adjustment.

     The pension benefits obligation for non-vested employees at December 31, 2001 and 2000 amounted to $0.1 million and $4.4 million, respectively. The other benefits obligation for non-vested employees at December 31, 2001 and 2000, amounted to $0 million and $3.1 million, respectively.

                                                                PENSION BENEFITS      OTHER BENEFITS
                                                                ----------------      --------------
                                                                 2001       2000      2001      2000
                                                                ------      ----      ----      ----
                                                                 (IN MILLIONS)        (IN MILLIONS)
COMPONENTS OF NET PERIODIC BENEFIT COST:
  Service cost..............................................    $  2.4                $0.7      $0.2
  Interest cost.............................................      17.4                 1.1       0.4
  Expected return on plan assets............................     (29.7)      --         --        --
  Amortization of unrecognized transition obligation or
     transition asset.......................................        --       --         --        --
  Amount of recognized gains and losses.....................        --       --         --        --
  Amount of prior service cost recognized...................       1.2       --         --        --
  Amount of gain or loss recognized due to a settlement or
     curtailment............................................       0.9       --         --        --
                                                                ------      ---       ----      ----
Total net periodic benefit cost.............................    $ (7.8)      --       $1.8      $0.6
                                                                ======      ===       ====      ====

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

6. EMPLOYEE BENEFIT PLANS, CONTINUED

DEFINED BENEFIT PLAN, CONTINUED

     Assumptions used in determining the accounting for the defined benefit plans as of December 31, 2001 and 2001 were as follows:

                                                                2001      2000
                                                                ----      ----
Weighted-average discount rate..............................    7.50%     7.75%
Rate of increase in compensation level......................    4.50%     5.00%
Expected long-term rate of return on assets.................     N/A      9.25%

     The postretirement plan is contributory, to retired contribution levels adjusted annually; the life insurance portion of the plan provides a flat amount of noncontributory coverage with optional contributory coverage. The discount rate used in determining the postretirement benefit obligation as of December 31, 2001 was 7.50% and the health care cost trend rate used was 8.0% trending to 5.5% in 2007 and thereafter.

     A one percentage-point increase in the assumed health care cost trend rate would increase the postretirement benefit obligation by approximately $967,000 and increase the service and interest cost components of annual expense by approximately $150,000.

     Effective June 25, 2001, ReliaStar transferred sponsorship of the Success Sharing Plan and ESOP (Success Sharing Plan) to ING Holdings. The Company participates in the Success Sharing Plan, a defined contribution plan designed to increase employee ownership and reward employees when certain performance objectives are met. Essentially all employees of the Company are eligible to participate in the Success Sharing Plan. In addition, the Success Sharing Plan has a 401(k) feature, whereby participants may elect to contribute a percentage of their eligible earnings to the Plan. The Company matches participants' 401(k) contributions up to 6% of eligible earnings. Expense allocated to the Company for the Success Sharing and 401(k) plans for the years ended December 31, 2001 and 2000 was approximately $2.8 million and $8.8 million, respectively.

     The Company has no multiemployer plans, consolidated holding company plans or postemployment benefits and compensated absences.

STOCK INCENTIVE PLAN

     Prior to the acquisition in 2000, officers and key employees of the Company participated in the stock incentive plans of ReliaStar. ReliaStar applies Accounting Principles Board Opinion No. 25 and related interpretations in accounting for its plans. Accordingly, no compensation expense for stock-based compensation plans has been allocated to the Company.

7. INCOME TAXES

     ReliaStar Life Insurance Company files a consolidated federal income tax return with Security-Connecticut Life Insurance Company, Northern Life Insurance Company and ReliaStar Life Insurance Company of New York. The Company allocates an amount approximating the tax the member would have incurred were it not a member of a consolidated group and credits the member for use of its losses at the statutory rate.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

7. INCOME TAXES, CONTINUED

     The components of the net admitted deferred tax asset are as follows:

                                                               DECEMBER 31,    JANUARY 1,
                                                                   2001           2001        CHANGE
                                                               ------------    ----------    --------
                                                                           (IN THOUSANDS)
Gross deferred tax asset...................................     $ 246,787      $ 216,928     $ 29,859
Gross deferred tax liabilities.............................        33,012         32,115          897
                                                                ---------      ---------     --------
Net deferred taxes and change for the year.................       213,775        184,813       28,962
                                                                ---------      ---------     --------
Non-admitted deferred tax assets and change for year.......      (167,083)      (143,289)     (23,794)
                                                                ---------      ---------     --------
Net admitted deferred tax asset and change for the year....     $  46,692      $  41,524     $ (5,168)
                                                                =========      =========     ========

     For 2001, the Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to income before taxes (including capital gains) for the following reasons:

                                                                   YEAR ENDED
                                                                DECEMBER 31, 2001
                                                                -----------------
                                                                 (IN THOUSANDS)
Expected federal income tax expense (benefit) at statutory
  rate of 35%...............................................        $(122,036)
Deferred acquisition costs..................................            7,477
Due and deferred premiums...................................           11,523
Investments.................................................            6,646
Subsidiary dividend income..................................          (18,200)
Legal reserves..............................................            8,912
Insurance reserves..........................................           (2,166)
Other.......................................................            1,063
Prior year return true-up...................................           (7,574)
                                                                    ---------
Total federal income tax expense............................         (114,355)
Change in deferred taxes....................................           28,962
                                                                    ---------
Total statutory federal income taxes........................        $ (85,393)
                                                                    =========

     For 2000, Income before federal income taxes differs from taxable income principally due to deferred acquisition cost, deferred premiums, and differences in reserves for policy and contract liabilities for tax and statutory-basis financial reporting purposes.

     Prior to 1984, ReliaStar Life Insurance Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" (PSA). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if ReliaStar Life Insurance Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, ReliaStar Life Insurance Company has not accrued income taxes on the PSA balance of $34 million at December 31, 2001. However, if such taxes were assessed, the amount of the taxes payable would be $12 million. No deferred tax liabilities are recognized related to the PSA.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

8. UNPAID ACCIDENT AND HEALTH CLAIMS

     The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
Balance at January 1........................................    $1,101    $  675
Less reinsurance recoverables...............................       374       288
                                                                ------    ------
Net balance at January 1....................................       727       387
Incurred related to:
Current year................................................       621       353
Prior years.................................................        25       132
                                                                ------    ------
Total incurred..............................................       646       485
Paid related to:
Current year................................................       263       130
Prior years.................................................        89        15
                                                                ------    ------
Total paid..................................................       352       145
Net balance at December 31..................................     1,021       727
Plus reinsurance recoverables...............................       167       374
                                                                ------    ------
Balance at December 31......................................    $1,188    $1,101
                                                                ======    ======

     The liability for unpaid accident and health claims and claim adjustment expenses is included in Aggregate Reserves for Policies and Contracts and Policy and Contract Claims on the accompanying balance sheets. During the third quarter of 2001, the Company's reinsurance operations recorded reserve related adjustments to reflect the increase in workers compensation claims due the events of September 11th at the World Trade Center. During the third quarter of 2000, the Company's reinsurance operations recorded reserve related adjustments to reflect unfavorable development of loss experience in lines of business that it was terminating, as well as adjustments from being acquired by ING.

9. SURPLUS NOTE

     The Company has a surplus note with a principal value of $100 million from ReliaStar. The Commissioner of the Minnesota Department of Commerce has advised the Company that it will permit the funds received from the surplus note to be treated as surplus for statutory accounting purposes. The original note, dated April 1, 1989, was issued in connection with ReliaStar Life's demutualization and was used to offset the surplus reduction related to the cash distribution to the mutual policyholders in the demutualization. This original 10 1/4% note was replaced by a successor surplus note (the 1994 Note) dated November 1, 1994. The 1994 Note provides, subject to the regulatory constraints discussed below, that
(i) it is a surplus note which will mature on September 15, 2021 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (ii) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi-annually; and (iii) in the event that ReliaStar Life is in default in the payment of any required interest or principal, ReliaStar Life cannot pay cash dividends on its capital stock (all of which is owned directly by ReliaStar). The 1994 Note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce. During the year

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

9. SURPLUS NOTE, CONTINUED

ended December 31, 2001 total interest paid on the 1994 Note was $7 million. Accrued interest was $2 million as of December 31, 2001. Interest paid on the 1994 Note since November 1, 1994 totaled $46 million.

10. CAPITAL AND SURPLUS

     The ability of the Company to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of Minnesota. These authorities recognize only statutory accounting practices for determining the ability of an insurer to pay dividends to its shareholders.

     Under Minnesota insurance law regulating the payment of dividends by the Company, any such payment must be an amount deemed prudent by the Company's Board of Directors. Unless otherwise approved by the Commissioner, the dividend must be paid solely from the adjusted earned surplus of the Company. Adjusted earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds), less 25% of the amount of such earned surplus which is attributable to net unrealized capital gains. Further, without approval of the Commissioner, the Company may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (i) 10% of the Company's statutory surplus at the prior year-end or (ii) 100% of the Company's statutory net gain from operations (not including realized capital gains) for the prior calendar year.

     The Company has 25,000,000 authorized shares of common stock with a par value of $1.25 per share, 2,000,000 of which are outstanding. The Company also has 5,000,000 authorized shares of redeemable, cumulative, nonvoting preferred stock, none of which are outstanding.

     The Company holds 80,000 shares of preferred stock in treasury at cost.

     Total unassigned surplus at December 31, 2001 was $125 million and has no restrictions, except as described above.

11. REINSURANCE

     The Company is a member of reinsurance associations established for the purpose of ceding the excess of life insurance over retention limits. The Company's retention limit is $1,000,000 per insurable life for individual coverage. For group coverage and reinsurance assumed, the retention is $500,000 per life with per occurrence limitations, subject to certain maximums.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 2001 and 2000. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

11. REINSURANCE, CONTINUED

     As of December 31, 2001 and 2000, $68 billion, respectively $40 billion of life insurance in force was ceded to other companies. The Company had assumed $117 billion, respectively $54 billion of life insurance in force as of December 31, 2001 and 2000. The effect of reinsurance on premiums and recoveries is as follows:

                                                                   YEAR ENDED
                                                                  DECEMBER 31
                                                                ----------------
                                                                 2001      2000
                                                                ------    ------
                                                                 (IN MILLIONS)
Direct premiums.............................................    $1,522    $1,538
Reinsurance assumed.........................................       623       656
Reinsurance ceded...........................................      (348)     (333)
                                                                ------    ------
Net premiums................................................    $1,797    $1,861
                                                                ======    ======
Reinsurance recoveries......................................    $  241    $  324
                                                                ======    ======

12. RELATED PARTY TRANSACTIONS

     The Company received cash dividends totaling $52 million and $12 million from its subsidiaries during 2001 and 2000, respectively.

     The Company and its affiliates have entered into agreements whereby they provide certain management, administrative, legal and other services to each other. The net amounts billed resulted in the Company recording a reduction of expenses totaling $54 million and $43 million in 2001 and 2000, respectively. The net costs allocated to the Company under these agreements may not be indicative of costs the Company might incur if these services were not provided by the Company's affiliates.

13. COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitration. In some class actions and other actions involving insurers, substantial damages have been sought and/or material settlements or awards payments have been made. The Company currently believes that no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Company.

JOINT GROUP LIFE AND ANNUITY CONTRACTS

     The Company has issued certain participating group annuity and group life insurance contracts jointly with another insurance company. The Company has entered into an arrangement with this insurer whereby the Company will gradually transfer these liabilities (approximately $64 million at December 31, 2001) to the other insurer over a ten-year period which commenced in 1993. The terms of the arrangement specify the interest rate on the liabilities and provide for a transfer of assets and liabilities scheduled in a manner consistent with the expected cash flows of the assets allocated to support the liabilities. A contingent liability exists with respect to the joint obligor's portion of the contractual liabilities attributable to contributions received prior to July 1, 1993 in the event the joint obligor is unable to meet its obligations.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

13. COMMITMENTS AND CONTINGENCIES, CONTINUED

FINANCIAL INSTRUMENTS

     The Company is a party to financial instruments with on and off-balance-sheet risk in the normal course of business to reduce its exposure to fluctuations in interest rates and equity prices. These financial instruments include commitments to extend credit, financial guarantees, equity indexed call options and interest rate swaps. Those instruments involve, to varying degrees, elements of credit, interest rate, equity price or liquidity risk in excess of the amount recognized in the Statutory Basis Balance Sheets.

     The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For swaps and equity indexed call options, the contract or notional amounts do not represent exposure to credit loss. The Company's exposure to credit loss is limited to those financial instruments where the Company has an unrealized gain.

     Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.

                                                                  DECEMBER 31
                                                                ---------------
                                                                2001       2000
                                                                ----       ----
                                                                 (IN MILLIONS)
Financial instruments whose contract amounts represent
  credit risk:
  Commitments to extend credit..............................    $40        $27
  Financial guarantees......................................      6         15
Financial instruments whose notional or contract amounts
  exceed the amount of credit risk:
  Interest rate swap agreements.............................    360        155
  Equity indexed call options...............................      6          6

     COMMITMENTS TO EXTEND CREDIT -- Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.

     FINANCIAL GUARANTEES -- Financial guarantees are conditional commitments issued by the Company guaranteeing the performance of the borrower to a third party. Those guarantees are primarily issued to support public and private commercial mortgage borrowing arrangements. The credit risk involved is essentially the same as that involved in issuing commercial mortgage loans.

     The Company is a partner in four real estate joint ventures where the Company has guaranteed the repayment of loans of the partnership. As of December 31, 2001, the Company had guaranteed repayment of $6 million ($15 million at December 31, 2000) of such loans including the portion allocable to the PFA. If any payment were made under these guarantees, the Company would be allowed to make a claim for repayment from the joint venture, foreclose on the assets of the joint venture, including its real estate investment, and, in certain instances, make a claim against the joint venture's general partner.

     For certain of these partnerships, the Company has made capital contributions from time to time to provide the partnerships with sufficient cash to meet its obligations, including operating expenses, tenant improvements and debt service. Capital contributions during 2001 and 2000 were insignificant. Further capital

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

13. COMMITMENTS AND CONTINGENCIES, CONTINUED

FINANCIAL INSTRUMENTS, CONTINUED

contributions may be required in future periods for certain of the joint ventures. The Company cannot predict the amount of such future contributions.

     INTEREST RATE SWAP AGREEMENTS -- The Company enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk. The amount subject to credit risk is approximately equal to the unrealized gain on the agreements which was $29 million at December 31, 2001.

     EQUITY INDEXED CALL OPTIONS -- The Company holds certain call options indexed to the performance of the S&P 500 Index as part of its asset/liability management strategy for its equity indexed annuity products. The Company held options with an aggregate estimated fair value of $1 million as of December 31, 2001.

     FUTURES CONTRACTS -- The Company previously entered into futures contracts to manage interest rate risk as part of the Company's asset and liability management program for its guaranteed investment contract (GIC) portfolio. During 1997, the Company closed out all of its futures contracts and immediately entered into zero coupon interest rate swaps. As of December 31, 2001, the remaining deferred gain on the closed futures contracts was approximately $4 million, which is being amortized into income over the life of the liabilities whose cash flows they supported.

14. FAIR VALUE OF FINANCIAL INSTRUMENTS

     In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

          FIXED MATURITIES AND EQUITY SECURITIES -- The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices as determined by the NAIC Securities Valuation Office, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, commercial mortgages, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which generally fall within a range between 2% and 18% over the total portfolio.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

14. FAIR VALUE OF FINANCIAL INSTRUMENTS, CONTINUED

          MORTGAGE LOANS ON REAL ESTATE -- The fair values for commercial mortgages are estimated using a discounted cash flow approach. Commercial loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads required on new loans with similar characteristics. The amortizing features of all loans are incorporated into the valuation. Where data on option features was available, option values were determined using a binomial valuation method and were incorporated into the mortgage valuation.

          DERIVATIVE FINANCIAL INSTRUMENTS -- Fair values for on-balance-sheet derivative financial instruments (options) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          OTHER INVESTMENT-TYPE INSURANCE CONTRACTS -- The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

          ENCUMBRANCES -- The fair value for debt obligations was based upon discounted cash flow analyses. The discount rate was based upon the Company's estimated current incremental borrowing rates.

          FINANCIAL GUARANTEES -- The fair values for financial guarantees were estimated using discounted cash flow analyses based upon the expected future net amounts to be expended. The estimated net amounts to be expended were determined based on projected cash flows and a valuation of the underlying collateral.

     The carrying value of all other financial instruments approximates their fair value.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

14. FAIR VALUE OF FINANCIAL INSTRUMENTS, CONTINUED

     The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2001 and 2000 are as follows:

                                                                   2001                   2000
                                                            -------------------    -------------------
                                                            CARRYING     FAIR      CARRYING     FAIR
                                                             AMOUNT      VALUE      AMOUNT      VALUE
                                                            --------    -------    --------    -------
                                                                          (IN MILLIONS)
ASSETS
Bonds...................................................    $ 4,956     $ 4,981    $ 4,464     $ 4,459
Stocks (unaffiliated)...................................         26          30         28          32
Mortgage loans on real estate:
  Commercial............................................        794         827        575         581
  Residential and other.................................         --          --         --          --
Policy loans............................................        263         263        260         260
Cash and short-term investments.........................        268         268         67          67
Other financial instruments recorded as assets..........         92          92        425         425
LIABILITIES
Investment contracts:
  Deferred annuities....................................     (1,256)     (1,114)    (1,321)     (1,309)
  GICs..................................................        (90)        (90)       (90)       (107)
  Supplementary contracts and immediate annuities.......       (228)       (228)      (218)       (216)
  Other investment contracts............................       (240)       (240)      (141)       (140)
Claim and other deposit funds...........................       (167)       (167)       (57)        (44)
Encumbrances............................................         --          --         --          --
Other financial instruments recorded as liabilities.....       (497)       (497)      (301)       (301)
OFF-BALANCE SHEET FINANCIAL INSTRUMENTS
Financial guarantees....................................         --           1         --          (1)
Interest rate swaps.....................................         --          29         --           3

     Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

     Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

15. LEASES

     The Company has operating leases for office space and certain computer processing and other equipment. Rental expense for these items was $9 million and $12 million for 2001 and 2000, respectively. Future minimum aggregate rental commitments at December 31, 2001 for operating leases were as follows (in millions):

2002........................................................  $ 3
2003........................................................    3
2004........................................................    2
2005........................................................    2
2006........................................................    1
2007 and thereafter.........................................    3
                                                              ---
Total.......................................................  $14
                                                              ===

16. ANNUITY RESERVES

     At December 31, 2001 and 2000, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                 DECEMBER 31, 2001
                                                                -------------------
                                                                 AMOUNT     PERCENT
                                                                --------    -------
                                                                   (IN MILLIONS)
Subject to discretionary withdrawal (with adjustment):
  With market value adjustment..............................    $  344.3     6.89%
  At book value less surrender charge.......................       476.4     9.54%
  At fair value.............................................     2,814.7    56.37%
                                                                --------    ------
Subtotal....................................................     3,635.3    72.80%
Subject to discretionary withdrawal (without adjustment) at
  book value with minimal or no charge or adjustment........       909.1    18.20%
Not subject to discretionary withdrawal.....................       449.6     9.00%
                                                                --------    ------
Total annuity reserves and deposit fund liabilities --Before
  reinsurance...............................................     4,994.0      100%
                                                                            ======
Less reinsurance ceded......................................          --
                                                                --------
Net annuity reserves and deposit fund liabilities...........    $4,994.0
                                                                ========

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

16. ANNUITY RESERVES, CONTINUED


                                                                 DECEMBER 31, 2000
                                                                -------------------
                                                                 AMOUNT     PERCENT
                                                                --------    -------
                                                                   (IN MILLIONS)
Subject to discretionary withdrawal (with adjustment):
  With market value adjustment..............................    $  197.9      4.00%
  At book value less surrender charge.......................       456.6      9.00%
  At fair value.............................................     3,284.4     61.00%
                                                                --------    -------
Subtotal....................................................     3,938.9     74.00%
                                                                --------    -------
Subject to discretionary withdrawal (without adjustment) at
  book value with minimal or no charge or adjustment........       875.3     16.00%
Not subject to discretionary withdrawal.....................       542.0     10.00%
                                                                --------    -------
Total annuity reserves and deposit fund liabilities --Before
  reinsurance...............................................    $5,356.3    100.0 %
                                                                            =======
Less reinsurance ceded
                                                                --------
Net annuity reserves and deposit fund liabilities...........    $5,356.3
                                                                ========

17. SEPARATE ACCOUNTS

     Most separate and variable accounts held by the Company relate to individual variable annuities of a nonguaranteed return nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. These variable annuities generally provide an incidental death benefit of the greater of account value or premium paid. In 1996 the Company began offering a policy with a minimum guaranteed death benefit that is adjusted every seven years to the current account value. The assets and liabilities of these accounts are carried at market.

     Certain other separate accounts relate to experience-rated group annuity contracts, that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one-year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. There are guarantees of principal and interest for purposes of plan participant transactions (e.g., participant-directed withdrawals and fund transfers done at book value). The assets and liabilities of these separate accounts are carried at book value.

     Information regarding the separate accounts of the Company is as follows:

                                                                2001     2000
                                                                ----    ------
                                                                (IN MILLIONS)
Transfers as reported in the summary of operations of the
  Separate Accounts Statement:
  Transfers to separate accounts............................    $960    $1,147
  Transfers from separate accounts..........................     623       833
                                                                ----    ------
Net transfers to separate accounts..........................     337       314
Reconciling adjustments:
  Miscellaneous transfers...................................    (179)      (12)
                                                                ----    ------
Transfers as reported in the Statement of Operations........    $158    $  302
                                                                ====    ======

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

17. SEPARATE ACCOUNTS, CONTINUED


                                                                           DECEMBER 31, 2001
                                                               -----------------------------------------
                                                                NONINDEXED
                                                                GUARANTEE      NONGUARANTEED
                                                               LESS THAN OR      SEPARATE
                                                               EQUAL TO 4%       ACCOUNTS        TOTAL
                                                               ------------    -------------    --------
                                                                             (IN MILLIONS)
RESERVES FOR SEPARATE ACCOUNTS BY WITHDRAWAL
  CHARACTERISTICS
Subject to discretionary withdrawal:
  With market value adjustment.............................       $158.0         $     --       $  158.0
  At book value without market value adjustment less
     current surrender charge of 5% or more................           --               --             --
  At market value..........................................           --          3,632.6        3,632.6
  At book value without market value adjustment less
     current surrender charge of less than 5%..............           --               --             --
                                                                  ------         --------       --------
                                                                   158.0          3,632.6        3,790.6
Not subject to discretionary withdrawal....................           --              1.2            1.2
                                                                  ------         --------       --------
Total aggregate reserve for separate accounts..............       $158.0         $3,633.8       $3,791.8
                                                                  ======         ========       ========

                                                                           DECEMBER 31, 2000
                                                               -----------------------------------------
                                                                NONINDEXED
                                                                GUARANTEE      NONGUARANTEED
                                                               LESS THAN OR      SEPARATE
                                                               EQUAL TO 4%       ACCOUNTS        TOTAL
                                                               ------------    -------------    --------
                                                                             (IN MILLIONS)
RESERVES FOR SEPARATE ACCOUNTS BY WITHDRAWAL
  CHARACTERISTICS
Subject to discretionary withdrawal:
  With market value adjustment.............................       $37.4          $     --       $   37.4
  At book value without market value adjustment less
     current surrender charge of 5% or more................          --                --             --
  At market value..........................................          --           4,161.5        4,161.5
  At book value without market value adjustment less
     current surrender charge of less than 5%..............          --                --             --
                                                                  -----          --------       --------
  Subtotal.................................................        37.4           4,161.5        4,198.9
  Not subject to discretionary withdrawal..................          --               1.8            1.8
                                                                  -----          --------       --------
Total aggregate reserve for separate accounts..............       $37.4          $4,163.3       $4,200.7
                                                                  =====          ========       ========

18. GUARANTY FUND ASSESSMENTS

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the

                        RELIASTAR LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2001

18. GUARANTY FUND ASSESSMENTS, CONTINUED

accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The guaranty fund assessments of the Company are not material.

19. REGULATORY RISK-BASED CAPITAL

     The NAIC prescribes risk-based capital (RBC) requirements for life/health insurance companies. RBC is a series of dynamic surplus-related formulas for monitoring solvency. At December 31, 2001, the Company exceeded all minimum RBC requirements.

20. RECONCILIATION TO THE ANNUAL STATEMENT

     At December 31, 2001, differences in amounts reported in the 2001 Annual Statement, as revised, and amounts in the accompanying statutory-basis financial statements are due to the following (in Millions):

                                                                              CAPITAL AND
                                                                NET INCOME      SURPLUS
                                                                ----------    -----------
Amounts as reported in the 2001 Annual Statement............      $(304)        $1,185
Subsidiary dividend income..................................         52             --
                                                                  -----         ------
Amounts as reported in the accompanying statutory-basis
  financial statements......................................      $(252)        $1,185
                                                                  =====         ======

                                   APPENDIX A

                               THE FIXED ACCOUNT

     The Fixed Account consists of all of our assets other than those in our separate accounts. We have complete ownership and control of all of the assets of the Fixed Account.

     Because of exemptions and exclusions contained in the Securities Act of 1933 and the 1940 Act, the Fixed Account has not been registered under these acts. Neither the Fixed Account nor any interest in it is subject to the provisions of these acts and as a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. However, disclosures relating to the Fixed Account are subject to generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     We guarantee both principal and interest on amounts credited to the Fixed Account. We credit interest at an effective annual rate of at least 4%, independent of the investment experience of the Fixed Account. From time to time, we may guarantee interest at a rate higher than 4%.

     ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR A GIVEN YEAR.

     We do not use a specific formula for determining excess interest credits. However, we consider the following:

     - General economic trends;

     - Rates of return currently available on our investments;

     - Rates of return anticipated in our investments, regulatory and tax factors; and

     - Competitive factors.

     We are not aware of any statutory limitations to the maximum amount of interest we may credit and our Board of Directors has not set any limitations.

     The Fixed Accumulation Value of the Policy is the sum of the Net Premiums credited to it in the Fixed Account. It is increased by transfers and Loan Amounts from the Variable Account and interest credits. It is decreased by Monthly Deductions and partial withdrawals taken from it in the Fixed Account and transfers to the Variable Account. The Fixed Accumulation Value will be calculated at least monthly on the Monthly Anniversary date.

     You may transfer all or part of your Fixed Accumulation Value to the Sub-Accounts of the Variable Account, subject to the following transfer limitations:

     - The request to transfer must be postmarked no more than 30 days before the Policy Anniversary and no later than 30 days after the Policy Anniversary. Only one transfer is allowed during this period.

     - The Fixed Accumulation Value after the transfer must be at least equal to the Loan Amount.

     - No more than 50% of the Fixed Accumulation Value (minus any Loan Amount) may be transferred unless the balance, after the transfer, would be less than $1,000. If the balance would be less than $1,000, the full Fixed Accumulation Value (minus any Loan Amount) may be transferred.

     - You must transfer at least:

          - $500; or

          - The total Fixed Accumulation Value (minus any Loan Amount) if less than $500.

     We make the Monthly Deduction from your Fixed Accumulation Value in proportion to the total Accumulation Value of the Policy.

     The Surrender Charge described in the prospectus applies to the total Accumulation Value, which includes the Fixed Accumulation Value. If the Owner surrenders the Policy for its Cash Surrender Value, the Fixed Accumulation Value will be reduced by any applicable Surrender Charge, any Loan Amount and unpaid Monthly Deductions applicable to the Fixed Account.

                                   APPENDIX B

                       CALCULATION OF ACCUMULATION VALUE

     The Accumulation Value of the Policy is equal to the sum of the Variable Accumulation Value plus the Fixed Accumulation Value.

VARIABLE ACCUMULATION VALUE

     The Variable Accumulation Value is the total of your values in each Sub-Account. The value for each Sub-Account is equal to:

1 multiplied by 2, where:

1 is your current number of Accumulation Units (described below).

2 is the current Unit Value (described below).

     The Variable Accumulation Value will vary from Valuation Date to Valuation Date (described below) reflecting changes in 1 and 2 above.

     ACCUMULATION UNITS. When transactions are made which affect the Variable Accumulation Value, dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is found by dividing the dollar amount of the transaction by the current Unit Value.

     The number of Accumulation Units for a Sub-Account increases when:

     - Net Premiums are credited to that Sub-Account; or

     - Transfers from the Fixed Account or other Sub-Accounts are credited to that Sub-Account.

     The number of Accumulation Units for a Sub-Account decreases when:

     - You take out a Policy loan which causes a transfer from that Sub-Account;

     - You take a partial withdrawal from that Sub-Account;

     - We take a portion of the Monthly Deduction from that Sub-Account; or

     - Transfers are made from that Sub-Account to the Fixed Account or other Sub-Accounts.

     UNIT VALUE. The Unit Value for a Sub-Account on any Valuation Date is equal to the previous Unit Value times the Net Investment Factor for that Sub-Account (described below) for the Valuation Period (described below) ending on that Valuation Date. The Unit Value was initially set at $10 when the Sub-Account first purchased Fund shares.

     NET INVESTMENT FACTOR. The Net Investment Factor is a number that reflects charges to the Policy and the investment performance during a Valuation Period of the Fund in which a Sub-Account is invested. If the Net Investment Factor is greater than one, the Unit Value is increased. If the Net investment Factor is less than one, the Unit Value is decreased. The Net Investment Factor for a Sub-Account is determined by dividing 1 by 2.

(1 / 2), where:

1 is the result of:

     - The net asset value per share of the Fund shares in which the Sub-Account invests, determined at the end of the current Valuation Period;

     - Plus the per share amount of any dividend or capital gain distributions made on the Fund shares in which the Sub-Account invests during the current Valuation Period;

     - Plus or minus a per share charge or credit for any taxes reserved which we determine has resulted from the investment operations of the Sub-Account and to be applicable to the Policy.

2 is the result of:

     - The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

     - Plus or minus a per share charge or credit for any taxes reserved for during the last prior Valuation Period which we determine resulted from the investment operations of the Sub-Account and was applicable to the Policy.

     VALUATION DATE; VALUATION PERIOD. A Valuation Date is each day the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of business of a Valuation Date (normally at 4.00 p.m., Eastern Time) and ending at the close of business on the next Valuation Date (normally at 4:00 p.m., Eastern Time).

FIXED ACCUMULATION VALUE

     The Fixed Accumulation Value on the Policy Date is your Net Premium credited to the Fixed Account on that date minus the Monthly Deduction applicable to the Fixed Accumulation Value for the first Policy Month.

     After the Policy Date, the Fixed Accumulation Value is calculated as:

1 + 2 + 3 + 4 - 5 - 6, where:

1 is the Fixed Accumulation Value on the preceding Monthly Anniversary, plus interest from the Monthly Anniversary to the date of the calculation.

2 is the total of your Net Premiums credited to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date premiums are credited to the date of the calculation.

3 is the total of your transfers from the Variable Account to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

4 is the total of your Loan Amount transferred from the Variable Account since the preceding Monthly Anniversary.

5 is the total of your transfers to the Variable Account from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

6 is the total of your partial withdrawals from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of withdrawal to the date of the calculation.

     If the date of the calculation is a Monthly Anniversary, we also reduce the Fixed Accumulation Value by the applicable Monthly Deduction for the Policy Month following the Monthly Anniversary.

     The minimum interest rate applied in the calculation of the Fixed Accumulation Value is an effective annual rate of 4%. Interest in excess of the minimum rate may be applied in the calculation of your Fixed Accumulation Value in a manner which our Board of Directors determines.

                                   APPENDIX C

       MAXIMUM CONTINGENT DEFERRED SALES CHARGE PER $1,000 OF FACE AMOUNT

                    CHARGE PER $1,000 OF FACE                       CHARGE PER $1,000 OF FACE
INSURED'S AGE AT      AMOUNT (INITIAL FACE      INSURED'S AGE AT      AMOUNT (INITIAL FACE
 POLICY DATE OR        AMOUNT OR AMOUNT OF       POLICY DATE OR        AMOUNT OR AMOUNT OF
EFFECTIVE DATE OF      REQUESTED INCREASE)      EFFECTIVE DATE OF      REQUESTED INCREASE)
  INCREASE, AS      -------------------------     INCREASE, AS      -------------------------
   APPROPRIATE         MALE         FEMALE         APPROPRIATE         MALE         FEMALE
-----------------   -----------   -----------   -----------------   -----------   -----------
        0             $ 1.00        $ 1.00             41             $19.60        $16.10
        1               1.10          1.00             42              20.40         17.20
        2               1.20          1.00             43              21.30         18.00
        3               1.30          1.00             44              22.10         18.90
        4               1.40          1.00             45              23.00         19.50
        5               1.50          1.00             46              23.90         20.60
        6               1.60          1.00             47              24.90         21.70
        7               1.80          1.00             48              25.90         22.50
        8               2.00          1.00             49              27.00         23.30
        9               2.20          1.20             50              28.20         24.20
       10               2.50          1.40             51              29.40         25.20
       11               2.80          1.60             52              30.70         26.20
       12               3.00          1.80             53              32.10         27.20
       13               3.20          2.00             54              33.50         28.00
       14               3.50          2.20             55              35.00         29.50
       15               3.80          2.40             56              36.70         30.70
       16               4.00          2.60             57              38.40         32.00
       17               4.20          2.80             58              40.20         33.40
       18               4.50          3.00             59              42.20         34.80
       19               4.80          3.20             60              44.30         36.40
       20               5.00          3.50             61              45.60         38.10
       21               5.30          3.90             62              45.40         40.00
       22               5.90          4.20             63              45.30         41.90
       23               6.30          4.50             64              44.90         43.90
       24               6.90          5.00             65              44.60         45.50
       25               7.50          5.50             66              44.30         45.00
       26               7.80          6.10             67              43.90         44.60
       27               8.40          6.70             68              43.60         44.10
       28               8.80          7.30             69              43.30         43.70
       29               9.40          7.70             70              43.10         43.30
       30              10.00          8.00             71              42.80         42.90
       31              10.80          8.60             72              42.60         42.50
       32              11.50          9.20             73              42.40         42.10
       33              12.30          9.80             74              42.20         41.70
       34              13.10         10.40             75              41.90         41.20
       35              14.00         11.00             76              41.60         40.80
       36              14.90         11.60             77              41.30         40.40
       37              15.70         12.20             78              41.00         39.90
       38              16.80         12.80             79              40.70         39.50
       39              17.90         13.90             80              40.50         39.10
       40              19.00         15.00

                                   APPENDIX D

              SURRENDER CHARGE GUIDELINE PER $1,000 OF FACE AMOUNT

     The following table provides the Surrender Charge Guideline factors that are used in determining the Sales Charge Refund during the first two Policy Years or the first two years following a requested increase in Face Amount (see section entitled "Sales Charge Refund" in Prospectus). The Surrender Charge Guideline factors are based upon the provisions of Rule 6e-3(T) adopted by the Securities and Exchange Commission.

                    CHARGE PER $1,000 OF FACE                        CHARGE PER $1,000 OF FACE
INSURED'S AGE AT      AMOUNT (INITIAL FACE      INSURED'S AGE AT    AMOUNT (INITIAL FACE AMOUNT
 POLICY DATE OR        AMOUNT OR AMOUNT OF       POLICY DATE OR       OR AMOUNT OF REQUESTED
EFFECTIVE DATE OF      REQUESTED INCREASE)      EFFECTIVE DATE OF            INCREASE)
  INCREASE, AS      -------------------------     INCREASE, AS      ---------------------------
   APPROPRIATE         MALE         FEMALE         APPROPRIATE          MALE          FEMALE
-----------------   -----------   -----------   -----------------   ------------   ------------
        0             $ 5.97        $ 4.46             41             $ 37.23        $ 27.91
        1               6.14          4.58             42               39.06          29.27
        2               6.39          4.77             43               40.97          30.69
        3               6.67          4.97             44               42.98          32.19
        4               6.95          5.18             45               45.09          33.76
        5               7.26          5.40             46               47.30          35.40
        6               7.58          5.64             47               49.62          37.14
        7               7.92          5.89             48               52.07          38.96
        8               8.28          6.15             49               54.64          40.89
        9               8.66          6.42             50               57.34          42.91
       10               9.06          6.71             51               60.18          45.04
       11               9.48          7.02             52               63.16          47.28
       12               9.92          7.34             53               66.29          49.64
       13              10.38          7.67             54               69.58          52.13
       14              10.85          8.03             55               73.03          54.76
       15              11.34          8.39             56               76.66          57.53
       16              11.85          8.77             57               80.47          60.47
       17              12.37          9.17             58               84.48          63.57
       18              12.91          9.59             59               88.70          66.87
       19              13.47         10.03             60               93.15          70.38
       20              14.07         10.49             61               97.82          74.10
       21              14.69         10.98             62              102.75          78.05
       22              15.34         11.48             63              107.93          82.23
       23              16.03         12.02             64              113.38          86.67
       24              16.76         12.58             65              119.11          91.37
       25              17.53         13.17             66              125.14          96.36
       26              18.35         13.79             67              131.50         101.66
       27              19.21         14.44             68              138.21         107.32
       28              20.11         15.12             69              145.30         113.37
       29              21.07         15.84             70              152.79         119.85
       30              22.08         16.60             71              160.71         126.78
       31              23.14         17.39             72              169.07         134.21
       32              24.26         18.22             73              177.88         142.15
       33              25.43         19.10             74              187.17         150.62
       34              26.66         20.03             75              196.97         159.67
       35              27.96         21.00             76              201.77         167.86
       36              29.32         22.02             77              212.73         178.12
       37              30.76         23.09             78              224.41         189.17
       38              32.26         24.21             79              236.91         201.12
       39              33.84         25.39             80              250.35         214.09
       40              35.49         26.62

                                     PART II
                     INFORMATION NOT REQUIRED IN PROSPECTUS

                          UNDERTAKINGS TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            "REASONABLENESS" REPRESENTATION PURSUANT TO 26(E)(2)(A)
                      OF THE INVESTMENT COMPANY ACT OF 1940

       ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable life insurance policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment No. 13 to Registration Statement No. is comprised of the following papers and documents:

-   The Facing Sheet.
- One prospectus consisting of 138 pages for the Select(*)Life II Flexible Premium Variable Universal Life Insurance Policy
-   Undertakings to file reports.
-   The Undertaking pursuant to Rule 484.
- "Reasonableness" representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940.

-   The signatures.
-   Written consents of the following persons:

      A.  Consent of Counsel (included as part of Exhibit No. 2 below)
      B.  Actuarial Consent (included as part of Exhibit No. 6 below)
      C.  Consent of Independent Auditors (included as Exhibit No. 7 below)

    The following Exhibits:

      1. The following exhibits correspond to those required by Paragraph A of the instructions as to exhibits in Form N-8B-2:

          (1) Resolutions of Board of Directors of Northwestern National Life Insurance Company ("NWNL") establishing the Select(*)Life Variable Account. (Filed as an Exhibit in S-6EL24 on December 23, 1996, Accession Number 0000897899-96-000017, CIK 0000897899 and incorporated herein by reference)
          (2)      Not Applicable
          (3)(a) Form of ReliaStar Life Insurance Company Distribution Agreement between ReliaStar Life Insurance Company of New York and ING America Equities, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002)
             (b) Specimen of Selling Agreements. (Incorporated by reference to Post Effective Amendment No. 3 to Registration Statement on Form S-6 (File No. 333-69431), as filed on April 24, 2002)
             (c) Form of Assignment of Broker/Dealer Agency Selling Agreement (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358,
                   as filed on April 18, 2002)
             (d) Specimen ING America Equities, Inc. Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002)
             (e) Schedules for Sales Commissions. (Incorporated by reference to Post Effective Amendment No. 3 to Registration Statement on Form S-6 (File No. 333-69431), as filed on April 24,
                   2002)
          (4)      Not Applicable
          (5)(a) Form of Policy available (together with available Policy Riders) (Filed in Post-Effective No. 9)
             (b) Accelerated Benefit Rider (Filed in Post-Effective Amendment No. 4)
             (c) Connecticut Modification Rider (Filed in Post-Effective Amendment No. 4)
             (d)   Policy Illustration
          (6)(a) Amended Articles of Incorporation of ReliaStar Life. (Filed as part of Select(*)Life Variable Account S-6EL24 on 12-23-96, Accession Number 0000897899-96-000017, CIK
                   0000897899 and incorporated herein by reference)
             (b) Amended By-Laws of ReliaStar Life. (Filed as part of Select(*)Life Variable Account S-6EL24 on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899 and incorporated herein by reference)
          (7)      Not Applicable
          (8)(a) Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 1-8. (Filed as part of Select(*)Life Variable Account S-6EL24 on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899 and incorporated herein by reference)

             (b) Form of Amendment No. 10 to Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Filed in Pre-Effective Amendment No. 1, File No. 333-69431 on April 5, 1999 and incorporated herein by reference)
             (c) Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendment Nos. 1-7. (Filed as part of Select(*)Life Variable Account S-6EL24 on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899 and incorporated herein by reference)
             (d) Form of Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Filed in Pre-Effective Amendment No. 1, File No. 333-69431 on April 5, 1999 and incorporated herein by reference)
             (e) Form of Service Agreement and Contract between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Distributors Corporation dated January 1, 1997. (Filed in S-6EL24/A on March 31, 1997, File No. 333-18517, and incorporated herein by reference)
             (f) Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2. (Filed in S-6EL24 on December 23, 1996, File No. 333-18517, and
                   incorporated herein by reference)
             (g) Form of Service Agreement by and between ReliaStar Life Insurance Company and Janus Capital Corporation. (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference)
             (h) Form of Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference)
             (i) Form of Service Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors. (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference)
             (j) Form of Service Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Management Incorporated ("NBMI"). (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference)
             (k) Form of Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management, Inc. (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference)
             (l) Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Trust and Neuberger Berman Management Inc. (Filed in Pre-Effective Amendment No. 1, File No. 333-69431 on April 5, 1999 and incorporated herein and by reference)

             (m) Form of Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference)
             (n) Form of Participation Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management Inc. (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference)
             (o) Form of Participation Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors. (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference)
             (p) Form of Participation Agreement by and between ReliaStar Life Insurance Company and A I M Advisors, Inc. (Filed in 485BPOS on March 31, 2000, File No. 33-57244 and incorporated herein and by reference)
             (q) Form of Administrative Services Agreement by and between ReliaStar Life Insurance Company and A I M Advisors, Inc. (Filed in 485BPOS on March 31, 2000, File No. 33-57244 and incorporated herein and by reference)
             (r) Form of Participation Agreement by and between the GCG Trust and ReliaStar Life Insurance Company. (Filed in 485BPOS on April 23, 2001, File No. 333-47527 and incorporated herein by reference)
             (s) Form of Participation Agreement by and between ReliaStar Life Insurance Company, Pilgrim Variable Products Trust, and Pilgrim Investment, Inc. (Filed in 485BPOS on April 23, 2001, File No. 333-47527 and incorporated herein by reference)
             (t) Amendment, effective July 1, 2002 to Letter Agreement dated August 8, 1997 between Janus Capital Corporation (the "Adviser"), and ReliaStar Life Insurance Company. (Filed in Post-Effective Amendment No. 3 to Registration Statement on
                   Form S-6, File No. 333-69431, as filed on April 24, 2002)
             (u)   Administrative and Shareholder Services Agreement dated as of
                   May 1, 2001 by and between ING Pilgrim Group, LLC and
                   ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002)
             (v) Form of Administrative and Shareholder Service Agreement between ReliaStar Life Insurance Company and ING Pilgrim Investments, LLC. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002)
             (w) Participation Agreement by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance
                   Company (Incorporated by reference to Post Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002)
             (x) Amendment to Participation agreement by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company (Incorporated by reference to Post Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002)
             (y) Form of Fund Participation Agreement between ReliaStar Life Insurance Company, Aetna Income Shares (to be renamed ING Income Shares) and Aetna Variable Portfolios, Inc. (to be renamed ING Variable Portfolios, Inc.) and Aeltus
                   Investment Management Inc. (Incorporated by reference to
                   Post Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002)
             (z) Form of Participation Agreement by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated by reference to Post Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002)
          (9)      Not Applicable
          (10)(a) Revised Policy Application Form (Filed in 485BPOS on April 23, 2001, File No. 333-47527 and incorporated herein by reference)
              (b) Revised Supplement to Policy Application Form. (Filed in 485BPOS on April 23, 2001, File No. 333-47527 and
                   incorporated herein by reference)
        2.     Opinion and Consent of Counsel
        3.     Not Applicable
        4.     Not Applicable
        5.     Not Applicable
        6.     Actuarial Opinion and Consent
        7.  (a)  Consent of Independent Auditors -- Ernst & Young LLP
            (b)  Consent of Independent Auditors -- Deloitte & Touche LLP
        8. Document setting forth administrative procedures to be followed by RLIC for Purchase, Redemption, Transfer, and Conversion - re Policy Form 84-705
        9. Powers of Attorney (Filed in Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002 for ING Life Insurance and Annuity Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Select(*)Life Variable Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to this Registration Statement on Form S-6 (File No. 33-57244) to be signed on its behalf by the undersigned, thereunto duly authorized, and their seal to be hereunto affixed and attested, all in the City of Hartford, and in the State of Connecticut on the 24th day of April, 2002.



                                   SELECT(*)LIFE VARIABLE ACCOUNT
                                              (Registrant)


                                         By:    RELIASTAR LIFE INSURANCE COMPANY
                                              (Depositor)

                                            By:   Chris D. Schreier*
                                                  ------------------------------
                                                  President
                                                 (principal executive officer)





Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 13 to this Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature                        Title


Chris D. Schreier*               President                                 Date
-------------------------------- (principal executive officer)        April 24,
Chris D. Schreier                                                          2002

Thomas J. McInerney*                       Director
-----------------------------------------
Thomas J. McInerney


Randy Lowery*                              Director
-----------------------------------------
P. Randall Lowery


Mark A. Tullis*                            Director
-----------------------------------------
Mark A. Tullis


Wayne R. Huneke*                           Director, Chief Financial Officer
-----------------------------------------
Wayne R. Huneke


Robert C. Salipante*                       Director
-----------------------------------------
Robert C. Salipante


David Wheat*                               Chief Accounting Officer
-----------------------------------------
David Wheat



By:    /s/ J. Neil McMurdie
       ----------------------------------
       J. Neil McMurdie
       *Attorney-in-Fact

                             VARIABLE LIFE ACCOUNT B
                                  EXHIBIT INDEX


Exhibit No.       Exhibit
-----------       -------

99-2              Opinion and Consent of Counsel
                                                                                           -----------------

99-5(d)           Policy Illustration
                                                                                           -----------------

99-6              Actuarial Opinion and Consent
                                                                                           -----------------

99-7(a)           Consent of Independent Auditors -- Ernst & Young LLP
                                                                                           -----------------

99-7(b)           Consent of Independent Auditors -- Deloitte & Touche LLP
                                                                                           -----------------

99-8              Document setting forth administrative procedures to be
                  followed by RLIC for Purchase, Redemption, Transfer, and
                  Conversion - re Policy Form 84-705
                                                                                           -----------------
